As filed with the Securities and Exchange Commission on April 15, 2025
Securities Act File No. 33-4959
Investment Company Act File No. 811-1355

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 152	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 154	☒
(Check appropriate box or boxes)

THE ALGER FUNDS
(Exact Name of Registrant as Specified in Charter)
100 Pearl Street, 27th Floor, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code: 212-806-8800
Tina Payne, Esq. Fred Alger Management, LLC 100 Pearl Street, 27th Floor New York, NY 10004 (Name and Address of Agent for Service)	Copy to: Nicole M. Runyan, Esq. Kirkland & Ellis LLP 601 Lexington Avenue New York, NY 10022
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.
This filing relates solely to: Alger International Small Cap Fund

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS DATED APRIL 15, 2025

Prospectus [xx], 2025
	Class	Ticker Symbol
Alger International Small Cap Fund	A	[xx]
The Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents
THE ALGER FUNDS
2	Summary Section
	2	Alger International Small Cap Fund
7	Investment Objective, Principal Investment Strategies and Related Risks
	7	Investment Objective
	7	Principal Investment Strategies
	8	Principal Risks
12	Management and Organization
	12	Manager
	12	Sub-Adviser
	12	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
	13	Administrator
14	Shareholder Information
	14	Distributor
	14	Transfer Agent
	14	Net Asset Value
	15	Purchasing and Redeeming Fund Shares
	15	Dividends and Distributions and Tax Consequences
	16	Classes of Fund Shares
	16	Sales Charges
	17	Waivers of Sales Charges
	19	Sales Charge Discounts
	19	Additional Information about Minimum Initial Investments
20	Investment Instructions
	20	To Open a New Account
	20	To Make Additional Investments in an Existing Account
	20	Automatic Investment Plan
	21	To Exchange Shares
	21	To Redeem Shares
	22	Automatic Withdrawal Plan
22	Limitations on Excessive Trading
22	Disclosure of Portfolio Holdings
23	Other Information
25	Hypothetical Investment and Expense Information
25	Financial Highlights

A-1	Appendix A – Waivers and Discounts Available from Intermediaries
Back Cover: For Fund Information

Prospectus 2/12

Summary Section
Alger International Small Cap Fund
Investment Objective
Alger International Small Cap Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 15 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” beginning on page 31 of the Fund’s Statement of Additional Information.
Shareholder Fees
(fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class A
Advisory Fees	[xx]%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses**	[xx]%
Total Annual Fund Operating Expenses	[xx]%
Fee Waiver and/or Expense Reimbursement***	[xx]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[xx]%
*
Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
**
“Other Expenses” are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
***
[Fred Alger Management, LLC (the “Manager”) has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program, extraordinary expenses, and certain proxy expenses, to the extent applicable) through [October 31, 2026] to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class A Shares of the Fund to [xx]% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.]
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The example also assumes that the contractual fee waiver and/or expense reimbursement is only in effect through October 31, 2026.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class A	$[xx]	$[xx]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. No portfolio turnover rate is included for the Fund because the Fund has not yet commenced operations.

Prospectus 3/12

Principal Investment Strategy
The Fund is sub-advised by Redwood Investments, LLC (“Redwood” or the “Sub-Adviser”), an affiliate of the Manager (Redwood and the Manager are collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Redwood and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of Redwood. Redwood is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
Redwood employs a fundamental investment process that seeks companies it believes are: (1) high quality, (2) attractively valued, and (3) where Redwood believes that future earnings and free cash flow growth will be meaningfully above market expectations. High quality companies are those companies that Redwood believes offer durable competitive advantages, capable management teams, and prudent financial management. Redwood focuses on understanding industry and company dynamics to assess company quality, and on identifying and forecasting critical drivers to reach a differentiated view of future growth.
The Fund invests primarily in equity securities of international small cap companies. Additionally, under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of small cap companies. International companies are companies generally defined by a third party, or in certain circumstances by the Manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the United States; or (iv) that are included in the MSCI World ex-USA Small Cap Index. The Fund normally focuses its international investments in developed countries, but may also invest in emerging market countries. The Fund always invests in at least three non-U.S. countries. Small cap companies are companies that, at the time of purchase of the securities, have a total market capitalization in the range of (i) companies included in the MSCI World ex-USA Small Cap Index, or (ii) $500 million to $8 billion.
The Fund generally holds approximately 50 holdings. Fund holdings may differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the industrials, financials, consumer discretionary, and information technology sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.
The Fund may invest in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Sub-Adviser believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prospectus 4/12

Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards. Additionally, events and evolving conditions in certain markets or regions may alter the risk profile of investments tied to those markets or regions. This may cause investments tied to such markets or regions to become riskier or more volatile, even when investments in such markets or regions were perceived as comparatively stable historically. In addition, foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may decrease the liquidity and value of the securities.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
●
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
●
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
●
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
●
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
Emerging Markets Risk – The Fund may invest in issuers located in emerging markets, and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In

Prospectus 5/12

addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. The Fund, individually or in combination with other shareholders, may have limited rights and remedies against emerging market issuers.
ADR and GDR Risk – ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.
Affiliate Ownership Risk – Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the Manager or an affiliate of the Manager, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment or that the size of the Fund would be maintained at such levels.  Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by large shareholders. Redemptions by large shareholders could have a significant negative impact on the Fund. Inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
No performance information will be presented until the Fund has been in operation for a full calendar year. Annual performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.alger.com.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC

Sub-Adviser
Redwood Investments, LLC*	Michael Mufson, CFA Co-Founder, Chief Investment Officer and Portfolio Manager Since Inception ([xx])
Ezra Samet, CFA Senior Vice President, Portfolio Manager and Senior Analyst Since Inception ([xx])
Donald Smith, CFA Senior Vice President, Portfolio Manager and Senior Analyst Since Inception ([xx])
*
Redwood, an affiliate of the Manager, sub-advises the Fund subject to the Manager’s supervision and approval.
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.

Prospectus 6/12

Shareholder Information
Purchasing and Redeeming Fund Shares
Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A Shares.
Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
In general, investors may purchase or redeem Fund shares on any business day by mail (Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175), online at www.alger.com, by telephone at 1 (800) 992-3863 or through a financial intermediary.
Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 7/12

Investment Objective, Principal Investment Strategies and Related Risks
The investment objective, principal strategy and primary risks of the Fund are discussed in the summary section of this Prospectus. The Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name (as described in the Fund’s Summary Section in this Prospectus) and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy. The Fund’s investment objective is a non-fundamental investment policy and may be changed by the Board of Trustees (the “Board”) without shareholder approval. The Fund will provide its shareholders with at least 60 days’ prior notice of any change to its investment objective. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may not achieve its investment objective while in a temporary defensive position.
All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to the differences in charges or expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Additional Information About the Fund's Investment Strategies and Investments
Investment Objective
Alger International Small Cap Fund seeks long-term capital appreciation.
Principal Investment Strategies
The Fund is sub-advised by Redwood Investments, LLC (“Redwood” or the “Sub-Adviser,” where applicable), an affiliate of the Manager (Redwood and/or the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Board, the Manager oversees the Sub-Adviser and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of the Sub-Adviser. Redwood is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
The following are the Fund’s investment process and principal investment strategies and related risks. The Fund may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Fund’s Statement of Additional Information (“SAI”).
Redwood employs a fundamental investment process that seeks companies it believes are: (1) high quality, (2) attractively valued, and (3) where Redwood believes that future earnings and free cash flow growth will be meaningfully above market expectations. High quality companies are those companies that Redwood believes offer durable competitive advantages, capable management teams, and prudent financial management. Redwood focuses on understanding industry and company dynamics to assess company quality, and on identifying and forecasting critical drivers to reach a differentiated view of future growth.
The Fund invests primarily in equity securities of international small cap companies. Additionally, under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of small cap companies. International companies are companies generally defined by a third party, or in certain circumstances by the Manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the United States; or (iv) that are included in the MSCI World ex-USA Small Cap Index. The Fund normally focuses its international investments in developed countries, but may also invest in emerging market countries. The Fund always invests in at least three non-U.S. countries. Small cap companies are companies that, at the time of purchase of the securities, have a total market capitalization in the range of (i) companies included in the MSCI World ex-USA Small Cap Index, or (ii) $500 million to $8 billion.
The Fund generally holds approximately 50 holdings. Fund holdings may differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the industrials, financials, consumer discretionary, and information technology sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.

Prospectus 8/12

The Fund may invest in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Sub-Adviser believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
ESG Integration
Although the Fund does not seek to implement a specific environmental, social and governance (“ESG”), impact or sustainability strategy unless otherwise disclosed, the Redwood investment team integrates ESG analysis into both the quantitative and qualitative components of their investment process through the use of both third-party ESG specific information and its own proprietary research. The foundation of the Redwood investment process is bottom-up, fundamental research that seeks engagement with management about the most relevant and critical ESG variables to help identify opportunities and avoid risk. Redwood complements this engagement with research provided by third-party resources.
Redwood may change the sources for such ESG information, including by adding or modifying the information it receives from third-party firms, selecting different third-party firms, using company-provided information, or performing different or additional internal assessments. The Manager has established an ESG steering committee comprised of executive management and senior investment professionals to oversee this process.
ESG characteristics are not the sole considerations when making investment decisions for the Fund. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect the Fund’s exposure to certain companies or industries and the Fund may forego certain investment opportunities. While the Manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
Use of Artificial Intelligence
The Manager integrates AI into its operations, including its investment process, through the use of certain third-party vendors and large language model platforms. Specifically, the Manager may utilize large language model platforms to perform research or provide assistance with other tasks. Additionally, the Manager utilizes vendors that use AI in their business operations, including analytical, technological or computational function, algorithm model, correlation matrices, or similar methods or processes that optimizes for, predicts, guides, forecasts, or directs business-related behaviors or outcomes. Such information is then incorporated by the Manager into its investment, sales or administrative processes.
If the content and analyses that AI applications assist the Manager in producing are or are alleged to be deficient, inaccurate, or biased, the Fund may be adversely affected. Additionally, AI tools used by the Manager may produce inaccurate, misleading or incomplete responses that could lead to errors in the Manager’s decision-making, portfolio management or other business activities, which could have a negative impact on the Fund’s performance. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on AI, and may additionally impact the Fund. AI tools and technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of future applications or regulations and the associated risks to the Fund.
Principal Risks
This section contains a discussion of the general risks of investing in the Fund. The “Investment Strategies and Policies” section in the SAI also includes more information about the Fund and its investments and the related risks. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. As with any fund, an investment in the Fund involves risks.
Investment Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.

Prospectus 9/12

Equity Securities Risk
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk
Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.
Foreign Securities Risk
Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing auditing, regulatory and legal standards and lack of accounting and financial reporting standards, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards. Additionally, events and evolving conditions in certain markets or regions may alter the risk profile of investments tied to those markets or regions. This may cause investments tied to such markets or regions to become riskier or more volatile, even when investments in such markets or regions were perceived as comparatively stable historically. In addition, foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may decrease the liquidity and value of the securities.
Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade.
Small Cap Securities Risk
There may be greater risk investing in small capitalization companies rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, there are other adverse developments, or if management changes, the Fund’s investment in a small cap company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of small cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization. Small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap securities requires a longer term view.
Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Prospectus 10/12

●
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
●
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
●
Consumer Discretionary Sector Risk – The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
●
Information Technology Sector Risk – The Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
Emerging Market Securities Risk
The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject

Prospectus 11/12

to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
ADR and GDR Risk
ADRs and GDRs are generally subject to the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks, because their values depend on the performance of the underlying foreign securities. ADRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary and the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. An unsponsored facility is established without participation by the issuer of the depositary security, the foreign issuer assumes no obligations, and the depository’s transaction fees are paid directly by the ADR or GDR holders. Additionally, the issuers of unsponsored ADRs and GDRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs and GDRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs and GDRs. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.
Affiliate Ownership Risk
Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the Manager or an affiliate of the Manager, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment or that the size of the Fund would be maintained at such levels. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by large shareholders. Redemptions by large shareholders could have a significant negative impact on the Fund. Inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.
Cash Position Risk
The Fund may hold up to 15% of its net assets in cash (or cash equivalents) at any time or for an extended time and may hold a significant portion of its assets in cash (or cash equivalents) when taking a temporary defensive position, as described under “Temporary Defensive Investments.” The Sub-Adviser will determine the amount of the Fund’s assets to be held in cash (or cash equivalents) at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent the Fund holds assets in cash and is otherwise uninvested, the ability of the Fund to meet its objective may be limited. If the Fund holds a large cash position, the Fund may under-perform relative to equity securities.
Temporary Defensive Investments
In times of adverse or unstable market, economic or political conditions, the Fund may invest up to 100% of its assets in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities for temporary defensive reasons. This is to attempt to protect the Fund’s assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund’s investment objective. The Fund may also hold these types of securities in an amount up to 15% of net assets, pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. The Fund may not achieve its investment objective while in a temporary defensive position.

Prospectus 12/12

Management and Organization
Manager
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2024) approximately $23.4 billion. The Manager is responsible for providing a continuous investment program for each Fund, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Fund assets. These advisory responsibilities are subject to the supervision of the Board.  A discussion of the Trustees’ basis for approving the advisory contract with respect to each Fund will be available in the Trust’s next annual or semi-annual Form N-CSR for its most recent October 31 fiscal year end or April 30 semi-annual fiscal period end.  The Fund pays the Manager a fee at an annual rate of [xx]% of average daily net assets.
[The Manager has made a contractual commitment to the Fund to waive and/or reimburse the Fund for expenses to the extent necessary to maintain the Fund’s other expenses and any other applicable share class-specific expenses at or below certain levels. The limitation does not apply to acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC (“ReFlow”) liquidity program, extraordinary expenses (as determined in the discretion of the Board), and proxy expenses (except for such proxies related to: (i) changes to or approval of an investment advisory agreement for the Fund, (ii) the election to the Board of any trustee who is an “interested person” of the Trust, or (iii) any other matters that directly benefit, or relate directly to the operations of, the Manager or its affiliates, which expenses shall be borne exclusively by the Manager), to the extent applicable. The agreement runs through [October 31, 2026] and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Such waiver/reimbursement arrangements are as follows: Class A shares – [xx]%. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.]
Sub-Adviser
Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
The Manager has engaged Redwood, an affiliate of the Manager, to serve as the Fund’s sub-adviser under a sub-investment advisory agreement between the Manager and Redwood. Redwood is a registered investment adviser formed in 2004. As of December 31, 2024, Redwood had approximately $1.1 billion in assets under management. The Manager pays a sub-advisory fee to Redwood out of its own resources at no additional charge to the the Fund. Alger Management and Redwood are both wholly-owned subsidiaries of Alger Group Holdings, LLC.
Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fund	Portfolio Managers	Since
Alger International Small Cap Fund	Michael Mufson, CFA Ezra Samet, CFA Donald Smith, CFA	Inception ([xx], 2025) Inception ([xx], 2025) Inception ([xx], 2025)
●
Mr. Mufson is Co-Founder, Chief Investment Officer, and Portfolio Manager of Redwood. He co-founded Redwood in 2004 and is responsible for the day-to-day management of the firm. Prior to Redwood, he was a managing director for small and large cap strategies at Putnam Investments and was a member of the executive committee. He began his career at Stein Roe & Farnham where he was a research analyst and portfolio manager.
●
Mr. Samet joined Redwood in 2006 and is a Senior Vice President, Portfolio Manager, and Senior Analyst. Prior to Redwood, he was an associate at Rochester Management Corp., a commercial real estate firm.
●
Mr. Smith joined Redwood in 2018 and is a Senior Vice President, Portfolio Manager, and Senior Analyst. Prior to Redwood, he was co-chief investment officer of global emerging markets at BNP Paribas Asset Management. Prior to BNP, Mr. Smith was the lead portfolio manager on two Turner Investments portfolios.

Prospectus 13/12

The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities of the Fund(s) that they manage.
Administrator
Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to the Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; paying compensation of the Fund’s officers for services rendered as such; authorizing expenditures and approving bills for payment on behalf of the Fund; preparation of the periodic updating of the Fund’s Registration Statement, including Prospectus and SAI, for the purpose of filings with the Securities and Exchange Commission and monitoring and maintaining the effectiveness of such filings, as appropriate; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund’s investment portfolios and the publication of the net asset value of the Fund’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund’s custodian, transfer agent, blue sky agent and printers; providing trading desk facilities for the Fund; supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the “1940 Act”); preparation of materials for meetings of the Fund’s Board of Trustees and preparation of minutes of such meetings; oversight of service providers who file claims for class action lawsuits with respect to securities in the Fund; arranging for the Fund the required fidelity bond and other insurance, if applicable; and providing executive, clerical and secretarial help needed to carry out these responsibilities. The Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund’s average daily net assets.
Pursuant to a separate Shareholder Administrative Services Agreement, the Manager also supervises the Fund’s transfer agent, UMB Fund Services, Inc. (the “Transfer Agent”), and provides certain shareholder administrative services to the Fund. The Fund pays the Manager a shareholder administrative services fee at the annual rate of 0.0165% of net assets with respect to Class A Shares.
For more information, please see the Shareholder Information section beginning on page 14.

Prospectus 14/12

Shareholder Information
Distributor
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Although Fred Alger & Company, LLC (the “Distributor”) is the broker-of-record on certain direct shareholder accounts, the Distributor does not interact directly with such shareholders and therefore, does not believe it makes recommendations to such shareholders regarding the holdings in their accounts.
Transfer Agent
Alger Family of Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175
Net Asset Value
The value of one share is its net asset value, or “NAV.” The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
NAV of a class of shares is computed by adding together the value allocable to the class of the Fund’s investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Valuation Committee”) comprised of representatives of the Manager and officers of the Trust to assist in performing the duties and responsibilities of the Valuation Designee. The Valuation Designee has established valuation processes, including but not limited to: making fair value determinations when market quotations for a financial instrument are not readily available in accordance with valuation policies and procedures adopted by the Board; assessing and managing material risks associated with fair valuation determinations; selecting, applying and testing fair valuation methodologies; and overseeing and evaluating pricing services used by the Fund. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Valuation Committee meets on an as-needed basis and generally meets quarterly to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.
Investments in money market funds and short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. Securities in which the Fund may invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, with assistance from the Valuation Committee, believes to be the fair value of these securities as of the close of the NYSE. The Valuation Designee may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.
Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to policies and procedures approved by the Board. The Valuation Designee’s valuation techniques for such securities are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Because of the inherent uncertainty and

Prospectus 15/12

often limited markets for restricted securities, the valuations assigned to such securities by the Valuation Designee may significantly differ from the valuations that would have been assigned by the Valuation Designee had there been an active market for such securities.
Purchasing and Redeeming Fund Shares
Shares of the Fund can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order. “In good order” means that all necessary information and documentation related to the redemption request have been provided to the Transfer Agent or authorized intermediary, if applicable. If your request is not in good order, the Transfer Agent may require additional documentation in order to redeem your shares. However, when you buy shares with a check, via Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.
Under normal circumstances, the Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. As discussed in the Fund’s SAI, the Fund also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.
The Fund may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., “redeem in kind”) if, for example, the redemption request is during stressed market conditions or the Fund believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to the Fund’s procedures. However, in certain circumstances, and in accordance with the Fund’s procedures, the Manager may instead select securities for in kind redemptions on a non-pro rata basis. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder’s expense.
Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the “cost basis” of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or for certain other types of entities (such as C corporations).
If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.
Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method is best for you.
Dividends and Distributions and Tax Consequences
The Fund declares and pays dividends and distributions annually, and expects these payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by the Fund and paid to you may be eligible to be taxable to you at the rates applicable to long-term capital gains; other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of the Fund. Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. If you buy shares when the Fund has declared, but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion of the price back in the form of a taxable dividend. In addition, it may be the case that a significant amount of the securities held by the Fund are held at values above their purchase price. In such cases, the sale of such securities in the Fund, which may be from a portfolio management decision or to meet Fund shareholder redemptions, will generate either long-term or short-term capital gains, which will be distributed and taxable to you as described above if your investment is not in a tax-deferred account. Therefore, a substantial tax liability may arise for a shareholder who invests in the Fund when such conditions exist. The amount of long-term and short-term capital gains are disclosed in the Fund’s most recent annual and semi-annual report. In addition, a tax of 3.8% will be imposed on certain “net investment income” (or “undistributed net investment income”, in the case of estates and trusts), including income from the Funds, received by individuals with modified adjusted gross incomes in excess of $200,000 ($250,000 in the case of married individuals filing jointly and $125,000 in the case of married individuals filing a separate return) and certain estates and trusts. Before investing you may want to consult your tax advisor.

Prospectus 16/12

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.
Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. An exchange of Fund shares for shares of another fund will be treated as a sale of the Fund shares, and any gain on the transaction may be subject to federal and state taxes. Because everyone’s tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.
Classes of Fund Shares
The Fund offers two classes of shares (A and Z Shares). Class Z Shares are offered in a separate prospectus. Class A Shares are offered in this Prospectus.
The table below summarizes key features of the share class of the Fund offered in this prospectus. The sections below the table cover additional details of the share class, including sales charges, waivers of sales charges, sales charge discounts, and waivers of investment minimums.
Class A
Availability
Generally available for purchase directly from the Fund via:
- Mail: Alger Family of Funds,
c/o UMB Fund Services, Inc.,
P.O. Box 2175, Milwaukee, WI
53201-2175
- Online: www.alger.com
- Telephone: 1 (800) 992-3863
Generally available through financial intermediaries.

Minimum Investment	Initial Investments Regular Account: $1,000 Retirement Accounts (including IRAs): $500 Automatic Investment: $500 Asset-based Fee Program Accounts: $250 Subsequent Investments $50 for all accounts
Maximum Investment	None
Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges are available for larger investments.
Deferred Sales Charge?	No. (May be charged for purchases of $1 million or more that are redeemed within 12 months).
Distribution and/or Service (12b-1) Fees?	0.25%
Redemption Fees?	No.
Conversion to Class A Shares?	N/A
Investors with non-U.S. addresses and intermediary controlled accounts designated as foreign accounts (“Restricted Accounts”) are restricted from investing in the Fund. Existing Restricted Accounts may remain in the Fund, but are prohibited from making further investments. U.S. Armed Forces and Diplomatic post office addresses abroad are treated as U.S. addresses and can invest in the Fund. Addresses in U.S. territories, such as Guam and Puerto Rico, are also treated as U.S. addresses and can invest in the Fund.
Sales Charges
The availability of certain sales charge waivers and reductions will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or deferred sales charge waivers, which are discussed below. In all instances, it is your

Prospectus 17/12

responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another financial intermediary to receive these waivers or reductions. Please see “Appendix A – Waivers and Discounts Available from Intermediaries” at the end of this Prospectus.
Class A Shares
When you buy Class A Shares you may pay the following sales charge:
Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%
*
Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived if the shareholder’s financial intermediary notified the Distributor before the shareholder purchased the Class A Shares that the financial intermediary would waive the 1.00% Dealer Allowance noted in the chart above.
In calculating a CDSC, the Fund assumes first, that the redemption is of shares, if any, that are not subject to any CDSC.
Distribution and/or Service (12b-1) Fees
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class A Shares to pay a 0.25% fee from its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. The Distributor may pay some or all of this fee to a broker-dealer, investment adviser or other financial institution (“Financial Intermediary”) that also provides distribution, servicing and/or maintenance of shareholder accounts. These fees will increase the cost of your investment in Class A Shares and may cost you more than paying other types of sales charges.
Maximum Investment Amount
No maximum investment limit for Class A shares.
Minimum Investment Amount
For the minimum investment amount for Class A shares, see table below.
	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances. See “Additional Information about Minimum Initial Investments” in the Prospectus.
Waivers of Sales Charges
Different financial intermediaries may impose different sales charges or offer different sales charge discounts. These variations are described at the end of this Prospectus in Appendix A – Waivers and Discounts Available from Intermediaries.
No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A Shares by:

Prospectus 18/12

●
employees, officers and/or Trustees of the Distributor and its affiliates,
●
Individual Retirement Accounts (“IRAs”), Keogh Plans and employee benefit plans for those persons, and
●
spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by those persons;
●
accounts managed by the Manager,
●
employees, participants and beneficiaries of those accounts,
●
IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries, and
●
spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries;
●
employee benefit or retirement plans or charitable accounts, including, but not limited to, IRAs, Keogh Plans, 401(k) plans, profit-sharing pension plans, defined benefit plans, Taft-Hartley multiemployer pension plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans subject to the Employee Retirement Income Security Act of 1974, as amended, other than employee benefit or retirement plans or charitable accounts that purchase Class A Shares through brokerage relationships in which sales charges are customarily imposed;
●
an investment company registered under the 1940 Act, as amended, in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction;
●
registered investment advisers for their own accounts;
●
certain registered investment advisers, banks, trust companies and other financial institutions (including broker-dealers) that have an agreement in place with the Distributor (see Appendix A – Waivers and Discounts Available from Intermediaries of this Prospectus for a list of such entities), as long as the orders for the shares were placed on behalf of their clients;
●
certain financial intermediaries offering self-directed investment brokerage accounts that have an agreement in place with the Distributor (see Appendix A – Waivers and Discounts Available from Intermediaries of this Prospectus for a list of such entities);
●
a financial institution as shareholder of record on behalf of:
●
investment advisers or financial planners trading for their own accounts or the accounts of their clients, and who charge a separate fee for their services, and
●
clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution;
●
a financial institution as shareholder of record on behalf of retirement and deferred compensation plans and trusts used to fund those plans;
●
registered representatives of broker-dealers that have an agreement in place with the Distributor, for their own accounts and their spouses, children, siblings and parents;
●
children or spouses of individuals who died in the terrorist attacks of September 11, 2001 made directly through the Fund;
●
shareholders of Alger Global Equity Fund as of January 21, 2005 purchasing Class A Shares directly from the Fund for their existing accounts;
●
investors purchasing Class A Shares of the Alger Family of Funds when those purchases are made directly from the Fund (including shareholders of Class N Shares as of September 23, 2008); and
●
investors purchasing Class A Shares directly from the Fund which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceeds $1,000,000 in the aggregate, when such Class A Shares are redeemed within 12 months of purchase.
Investors purchasing Class A Shares who may be entitled to one of the foregoing waivers should consult with their financial adviser as to their eligibility, and are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. As the Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for waivers. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Prospectus 19/12

Any CDSC which otherwise would be imposed on redemptions of shares of the Fund will be waived with respect to (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an IRA following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed “disabled” if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.
Reinvestment Privilege Under the Reinvestment Privilege, a shareholder who has redeemed Shares in a Fund account may reinvest all or part of the redemption proceeds in Shares of the same Fund in the same account without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder’s status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.
Sales Charge Discounts
In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in Class A Shares may be eligible for a sales charge discount. Information on sales charge discounts is posted on the Fund’s website, www.alger.com.
When purchasing Class A Shares, when the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a discounted initial sales charge. For example, a purchase of up to $24,999 of Class A Shares of the Fund would be charged an initial charge of 5.25%, while a purchase of $25,000 would be charged an initial charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A Shares. The greater the investment, the greater the sales charge discount.
Letter of Intent A sales charge discount is also available to Class A Share investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A Letter of Intent (“LOI”) allows the Class A Share investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by “any person” (which includes an individual, his or her spouse or domestic partner and children under the age of 21, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the funds in the Alger Family of Funds offered with a sales charge over the following 13 months. At the investor’s request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the SAI.
Rights of Accumulation An investor in Class A Shares may be eligible for a sales charge discount by reason of Rights of Accumulation (“ROA”). With ROA, Class A Shares of the Fund may be purchased by “any person” (as defined in the immediately preceding paragraph) at a discounted sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the funds in the Alger Family of Funds offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate, as noted in the Class A sales charge chart above. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the sales charge discount. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.
Additional Information about Minimum Initial Investments
The Distributor, in its sole discretion, may waive minimum initial investment requirements. Minimum initial investment and related requirements may be modified at any time, without prior notice.
There is no minimum initial investment for the following categories of eligible investors:
●
Any current employee of the Manager, the Distributor, or their affiliates, and any of their immediate family members who share the same address.
●
Trustees of the Fund and Directors of Alger Associates, Inc., or its affiliates, and any of their immediate family members who share the same address.

Prospectus 20/12

Investment Instructions
To Open a New Account:
New account applications must be received in good order. Any application received not in good order may be rejected. Please see the “Purchasing and Redeeming Fund Shares” section for more information.
By Mail: Visit the Fund’s website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application and prospectus via U.S. mail. Make checks payable to “The Alger Funds.” The Fund does not accept cash or cash alternatives for Fund purchases. Purchases made through ACH (Automated clearing house) are subject to a maximum limit of $50,000. Mail your completed application and check to the Fund’s transfer agent:
Alger Family of Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175
Overnight mail is to be sent to the Fund’s transfer agent at the following address:
Alger Family of Funds
c/o UMB Fund Services, Inc.
235 Galena Street
Milwaukee, WI 53212
By FED Wire: To open a new account and fund it using FED Wire, complete a new account application and mail it to the Fund’s transfer agent at the address provided above. Upon confirmation from UMB that your account has been setup, have your bank wire funds to UMB following the instructions below.
UMB Bank, N.A.
1010 Grand Blvd.
Kansas City, MO 64106
ABA: 101000695
DDA: 9872325141
Please contact UMB at (800) 992-3863 to advise of any purchases by wire.
Online: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.
By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.
To Make Additional Investments in an Existing Account:
By Mail: Complete and return the Invest by Mail slip attached to your Alger Funds Statement or include your account number, along with investment instructions noting the Alger Fund and share class in which you wish to invest, and a check to the addresses provided above in the “To Open A New Account” section. Purchases made through ACH are subject to a maximum limit of $50,000.
By Telephone: You may purchase shares by telephone (minimum $500, maximum $50,000). Your purchase will be processed at the NAV next calculated after your request is received and the funds will be transferred from your previously designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a purchase by telephone.
By FED Wire: Have your bank wire funds to UMB Fund Services, Inc. in accordance with the instructions noted above in the “To Open A New Account” section.
Online: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.
By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.
Automatic Investment Plan
The Alger Family of Funds’ Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. The minimum automatic investment is $50 with a minimum initial investment of $500.

Prospectus 21/12

You can sign up for the Automatic Investment Plan when you first establish your account by selecting the option on the new account form or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.
To Exchange Shares:
By Telephone or Online: To complete an exchange, go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). You can exchange Class A, B or C Shares of the Fund for the same class of shares of another fund in the Alger Family of Funds, subject to certain restrictions. Shares of one class may not be exchanged for shares of another class, except that in limited circumstances certain accounts will be permitted an exchange from one class to another, provided that you meet applicable eligibility and investment minimum requirements. An exchange between different funds in the Alger Family of Funds may be a taxable event.
To Redeem Shares:
By Mail: Send a letter of instruction to Alger Family of Funds, c/o UMB Fund Services, Inc. that includes:
●
account number
●
Fund name and Share class
●
number of shares or dollar amount of redemption
●
where to send the proceeds
●
signature(s) of registered owner(s)
●
a Medallion signature guarantee is required
●
if your redemption is for more than $50,000; or
●
if you want the check to be made payable to someone other than the registered owners we have on file; or
●
if you have changed your address on file within the past 30 days; or
●
if you want to add bank information to your existing account; or
●
if you want to change bank information on your existing account; or
●
to change registered account holders; or
●
to request a wire transfer of redemption proceeds to a bank account other than the bank account of record; or
●
to request redemption proceeds to be mailed to an address other than the address of record.
Medallion Signature Guarantee is a guarantee by a financial institution that your signature is authentic. The financial institution accepts liability for any forgery or fraud if the signature it guarantees proves to be counterfeit. It is an ideal means to protect investors and their assets. A notarization by a Notary Public is not an acceptable substitute.
By Telephone: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.
If you request that your redemption proceeds be wired to your bank account, there is generally a fee per wire sent to a bank account that you had previously designated on the Fund’s records, and generally a fee per wire sent to a bank account not previously designated on the Fund’s records. Fed wire requests to a bank account not previously designated on the Fund’s records must be made in writing, and require a Medallion signature guarantee.
Online: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.
By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Prospectus 22/12

Automatic Withdrawal Plan
The Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000 at the time you begin participation in the Plan, and the payments must be for $50 or more.
The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.
Limitations on Excessive Trading
The Fund invests primarily in foreign securities usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. The Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under “Net Asset Value.” As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from “stale” pricing. Nonetheless, the presence of small capitalization and medium capitalization securities and/or foreign securities in the Fund and other circumstances may invite frequent and/or short-term trading by Fund shareholders. If carried out on a large scale, active trading will impose burdens on the Fund’s portfolio managers, interfere with the efficient management of the Fund, increase the Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Fund and its other shareholders. The Fund therefore discourages market timing, and to the extent possible monitors for market timing patterns.
The Board has adopted policies and procedures that seek to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow, among other things, the Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If the Fund rejects your purchase or exchange order or redeems your investment, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.
In an effort to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Board, seeks to, among other things, monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio.
Under these policies and procedures, the Fund generally seeks to prohibit more than two purchases and sales or exchanges of its shares within a 90-day calendar period. The following transactions are excluded when making such a determination: (i) transactions associated with systematic investment and withdrawal plans; (ii) transactions through firm-sponsored, discretionary asset allocation or wrap programs; (iii) transactions subject to the trading policy of an intermediary that is unable to implement the Fund’s policy; and (iv) investments in the Fund by ReFlow in connection with the ReFlow liquidity program (as discussed in the SAI).
If, based on the Fund’s policies and procedures, the Manager determines or believes that a shareholder is (or may be) engaged in, or has engaged in, market timing or excessive trading, the Manager, on behalf of the Fund, may place a temporary or permanent block on all further purchases or exchanges of Fund shares or may redeem all of such shareholder’s Fund shares.  Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.  The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.
Due to the complexity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases.  Additionally, it is more difficult for the Fund to monitor the trading activity of beneficial owners of Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.
As noted above, in certain circumstances the Fund may be subject to frequent trading restrictions of intermediaries that differ from the Fund’s policies and procedures. Such frequent trading restrictions of intermediaries may be more or less restrictive than the Fund’s policies and procedures. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. The Fund does not monitor intermediaries’ frequent trading restrictions.  The Fund reserves the right to prohibit any purchase, sale or exchange of its shares that the Fund believes may be disruptive to the Fund or its long-term investors.
Disclosure of Portfolio Holdings
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com.

Prospectus 23/12

Other Information
In Kind Redemptions. The Fund may redeem some of your shares “in kind,” which means that some of the proceeds will be paid with securities the Fund owns instead of cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If the Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.
Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.
If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee (“Plan Administrator”) that maintains a master or “omnibus” account with one or more funds for trading on behalf of retirement plans and their participants, the Plan Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Plan Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.
The Fund and the Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.
Other Payments by the Fund. Certain Financial Intermediaries perform networking, sub-transfer agency, sub-accounting, recordkeeping and/or administrative services for their clients that would otherwise be performed by the Transfer Agent. In addition to fees that the Fund may pay to a Financial Intermediary for distribution and/or shareholder servicing (12b-1), and fees the Fund pay to the Transfer Agent, the Distributor, on behalf of the Fund, may enter into agreements with Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for such services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
The Distributor may pay partnership and/or sponsorship fees to support seminars, conferences, and other programs designed to educate intermediaries about the Fund and may cover the expenses associated with attendance at such meetings, including travel costs. The Distributor also may pay fees related to obtaining data regarding Financial Intermediary or financial advisor activities to assist the Distributor with sales reporting, business intelligence, and training and education opportunities. These payments and activities are intended to provide an incentive to Financial Intermediaries to sell the Fund by educating them about the Fund and helping defray the costs associated with offering the Fund. These payments may create a conflict of interest by influencing the Financial Intermediary to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the Manager or the Distributor, and all such amounts are paid out of their legitimate profits, and not paid by you or the Fund. As a result, the total expense ratio of the Fund will not be affected by any such payments.
Additional Compensation. From time to time the Distributor, at its expense from its legitimate profits, may compensate Financial Intermediaries who are instrumental in effecting investments by their clients or customers in the Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary’s reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Fund or the amount of proceeds received by the Fund on the sale of shares.
Redemptions by the Fund. If your account, excluding asset-based fee program accounts and accounts held with certain intermediaries, falls below the minimum initial investment amount of the share class in which you are invested, the Fund may redeem all the Fund shares within your account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by investing additional amounts up to the minimum initial investment amount.

Prospectus 24/12

The Fund and its agents reserves the right at any time to reject or cancel all or any part of any purchase or exchange order and to redeem all Fund shares if it suspects the shareholder is engaged in, or has engaged in, abusive trading practices and/or violations of any applicable securities laws. When an exchange request in respect of Fund shares is rejected, such shares may be redeemed from the Fund on request of the shareholder. In addition, the Fund reserves the right to modify any terms or conditions of purchase of shares of the Fund or suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Fund and its agents will not be responsible for any losses you may suffer as a result.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account would legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no shareholder initiated activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. If you hold your account directly at the Transfer Agent, please proactively contact the Transfer Agent toll-free at (800) 992-3863 at least annually to ensure your account remains in active status. You may also update your contact information through your Alger access account online at www.alger.com.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of the Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI  53212-2175.

Prospectus 25/12

Hypothetical Investment and Expense Information
Hypothetical investment and expense information, which is not required to be included in this Prospectus by the SEC, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of the Fund’s expenses, including advisory fees and other Fund costs, on the Fund’s total return based on NAV over a 10-year period. The example assumes the following:
●
You invest $10,000 in the Fund and hold it for the entire 10-year period;
●
Your investment has a 5% return before expenses each year; and
●
The maximum initial sales charge is applied.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund class for any of the years shown. To the extent that the Manager and any of its affiliates alter any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be higher or lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual expenses and returns are likely to differ (higher or lower) from those shown below.
Alger International Small Cap Fund
Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
Cumulative Gross Return	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
Cumulative Net Return	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
End Investment Balance	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]
Annual Expense	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]
Financial Highlights
The financial highlights are not available at this time for the Fund because the Fund has not commenced operations as of the date of this Prospectus. Financial information, when available, will be included in the Fund’s next annual or semi-annual Form N-CSR.

Prospectus A-1/A-11

Appendix A
Waivers and Discounts Available from Intermediaries
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
●
Transaction size breakpoints, as described in this prospectus or the SAI.
●
Rights of accumulation (ROA), as described in this prospectus or the SAI.
●
Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
●
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
●
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
●
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
●
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
●
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
●
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
●
redemptions due to death or disability of the shareholder.
●
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI.
●
redemptions made in connection with a return of excess contributions from an IRA account.

Prospectus A-2/A-11

●
shares purchased through a Right of Reinstatement (as defined above).
●
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI. To receive a waiver, such waiver must be requested when an eligible trade is made.
Front-end Sales Load Waivers on Class A Shares available at Raymond James
●
Shares purchased in an investment advisory program.
●
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
●
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
●
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A, B and C shares available at Raymond James
●
Death or disability of the shareholder.
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
●
Return of excess contributions from an IRA Account.
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
●
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
●
Shares acquired through a right of reinstatement.
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
●
Breakpoints as described in this prospectus.
●
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley

Prospectus A-3/A-11

●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
●
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
●
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
●
Shares purchased through a Morgan Stanley self-directed brokerage account.
●
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy Fund shares directly from the Alger Family of Funds or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their Merrill financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
●
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●
Shares purchased through a Merrill investment advisory program
●
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
●
Shares purchased through the Merrill Edge Self-Directed platform
●
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
●
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
●
Shares exchanged from back-end load (i.e. Class B) shares to front-end load shares of the same mutual fund1
●
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
●
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)
●
Shares purchased from the proceeds of a mutual fund redemption in front-end or back-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Prospectus A-4/A-11

●
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
●
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
●
Shares sold due to return of excess contributions from an IRA account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
●
Shares exchanged from back-end load shares to front-end load shares of the same mutual fund1
●
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
●
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
●
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
●
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
1 On April 15, 2024, Merrill exchanged all back-end load shares held in Merrill accounts to front-end load shares of the same mutual fund.
Janney Montgomery Scott LLC
Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
●
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
●
Shares acquired through a right of reinstatement.
●
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and C shares available at Janney
●
Shares sold upon the death or disability of the shareholder.
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
●
Shares purchased in connection with a return of excess contributions from an IRA account.
●
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½ as described in the fund’s Prospectus.
●
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Prospectus A-5/A-11

●
Shares acquired through a right of reinstatement.
●
Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
●
Breakpoints as described in the fund’s Prospectus.
●
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
*Also referred to as an “initial sales charge.”
Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective immediately, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Alger Family of Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
●
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (“ROA”)
●
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Alger Family of Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
●
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
●
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
●
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
●
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers

Prospectus A-6/A-11

Sales charges are waived for the following shareholders and in the following situations:
●
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
●
Shares purchased in an Edward Jones fee-based program.
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
●
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
●
The redemption and repurchase occur in the same account.
●
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
●
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
●
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
●
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
●
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
●
Purchases of Class 529-A shares made for recontribution of refunded amounts.
CDSC Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
●
The death or disability of the shareholder.
●
Systematic withdrawals with up to 10% per year of the account value.
●
Return of excess contributions from an Individual Retirement Account (IRA).
●
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
●
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
●
Shares exchanged in an Edward Jones fee-based program.
●
Shares acquired through NAV reinstatement.
●
Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
●
Initial purchase minimum: $250
●
Subsequent purchase minimum: none
Minimum Balances
●
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

Prospectus A-7/A-11

●
A fee-based account held on an Edward Jones platform
●
A 529 account held on an Edward Jones platform
●
An account with an active systematic investment plan or LOI
Exchanging Share Classes
●
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Oppenheimer & Co. Inc.
Shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI. To receive a waiver, such waiver must be requested when an eligible trade is made.
Front-end Sales Load Waivers on Class A Shares available at OPCO
●
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
●
Shares purchased by or through a 529 Plan
●
Shares purchased through a OPCO affiliated investment advisory program
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
●
Shareholders in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
●
Employees and registered representatives of OPCO or its affiliates and their family members
●
Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A, B and C Shares available at OPCO
●
Death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
●
Return of excess contributions from an IRA Account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based upon applicable IRS regulations as described in the prospectus
●
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
●
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
●
Breakpoints as described in this prospectus
●
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Prospectus A-8/A-11

Robert W. Baird & Co.
Shareholders purchasing Fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI. To receive a waiver, such waiver must be requested when an eligible trade is made.
Front-End Sales Charge Waivers on Investor A Shares Available at Baird
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same Fund
●
Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird
●
Shares purchased using the proceeds of redemptions within the Alger Family of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
●
A shareholder in the Fund’s Investor C shares will have their shares converted at net asset value to Investor A shares of the same Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
●
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Investor A and C Shares Available at Baird
●
Shares sold due to death or disability of the shareholder
●
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
●
Shares bought due to returns of excess contributions from an IRA account
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus
●
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
●
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
●
Breakpoints as described in the Fund’s prospectus
●
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of assets within the Alger Family of Funds held by accounts within the purchaser’s household at Baird. Eligible assets within the Alger Family of Funds not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
●
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within the Alger Family of Funds through Baird, over a 13-month period of time
Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver, which may differ from the waivers disclosed elsewhere in this Fund’s prospectus or SAI. To receive a waiver, such waiver must be requested when an eligible trade is made.
Front-end Sales Load Waiver on Class A Shares Available at Stifel
●
Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures
●
All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.

Prospectus A-9/A-11

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
●
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
●
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
●
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
●
Shares purchased through rights of reinstatement.
●
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
●
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
●
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
●
Shares sold upon the death or disability of the shareholder.
●
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
●
Shares purchased in connection with a return of excess contributions from an IRA account.
●
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
●
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
●
Breakpoints as described in the prospectus.
●
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
●
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
Other Information
No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A and C shares, by the following financial institutions, on behalf of their clients, and financial intermediaries offering self-directed investment brokerage accounts, that have an agreement in place with the Distributor:
(1)
&Partners, LLC
(2)
1st Discount Brokerage Inc.
(3)
Abacus Investments
(4)
Achante Financial & Investments Corp.
(5)
Aegis Capital Corp.
(6)
Altruist Financial LLC
(7)
American National Insurance
(8)
Ameritas Life Insurance Corp
(9)
Amuni Financial Inc.
(10)
Andrew Garrett Inc.
(11)
Apella Aktiengesellschaft
(12)
Apex Clearing Corporation

Prospectus A-10/A-11

(13)
APW Capital Inc
(14)
Arete Wealth Management, LLC
(15)
Arkadios Capital
(16)
Arlington Securities Inc.
(17)
Ascensus Trust Company
(18)
Associated Investment Services
(19)
Athene Annuity & Life Assurance Co.
(20)
Ausdal Financial Partners, Inc.
(21)
Bank of New York Mellon NA
(22)
BCG Securities Inc.
(23)
Beaconsfield Financial Services
(24)
Benefit Trust Company
(25)
Benjamin F Edwards & Company, Inc.
(26)
Bestvest Investments Ltd
(27)
BNP Paribas
(28)
BOK Financial Securities Inc.
(29)
Bolton Global Capital
(30)
Braun & Partner
(31)
Brighthouse Life Insurance Company
(32)
Brokers International Financial Services LLC
(33)
Brooklight Place Securities Inc.
(34)
Cape Securities Inc.
(35)
Capital City Securities LLC
(36)
Capital Investment Group Inc.
(37)
Capitol Securities Management Inc.
(38)
Carat Fonds Service AG
(39)
Carter Terry & Company Inc.
(40)
Citigroup Global Markets LLC
(41)
Colorado Financial Services Corp.
(42)
Columbus Life Insurance Co.
(43)
Commonwealth Annuity and Life Insurance Co.
(44)
Community Bank NA
(45)
Concorde Investment Services LLC
(46)
Creativeone Securities LLC
(47)
Cummer/Moyers Financial Services
(48)
Cuso Financial Services, LP
(49)
Cutter & Company Brokerage Inc
(50)
D.A. Davidson & Co.
(51)
Delaware Life Insurance Company
(52)
Dempsey Lord Smith LLC
(53)
Deutsche Bank Securities Inc.
(54)
Deutsche Gesellschaft Fuer
(55)
DMK Advisor Group Inc.
(56)
DMS Deutsche Maklerservice AG
(57)
Double Eagle SEC of America
(58)
Dr. Gorbahn GmbH
(59)
Dr.Jur.Werner Hoppe GmbH
(60)
DWS Distributors Inc.
(61)
Eckart Doerr
(62)
Ehlers Invest GmbH
(63)
Emmerich Und Partner
(64)
Empower Financial Services Inc.
(65)
Everlake Assurance Company
(66)
Excel Securities and Associates Inc.
(67)
Farmers Financial Solutions LLC
(68)
Fifth Third Securities Inc.
(69)
Finanzconsulting GFS GmbH
(70)
Finanzplan GmbH
(71)
First Asset Financial Inc.
(72)
First Heartland Capital Inc.
(73)
Fonds Forum GmbH
(74)
Fondskonzept AG
(75)
Fondsnet GmbH
(76)
Fred Alger & Company, LLC
(77)
FV GmbH
(78)
G&R GmbH
(79)
G A Repple & Co
(80)
Geneos Wealth Management, Inc.
(81)
Genworth Life & Annuity Insurance Co.
(82)
Gerhard Schroedl
(83)
GFI GES. F. Intelli. Finanzkonzepte
(84)
GIP Service Center GmbH
(85)
Gold Coast Securities Inc.
(86)
Great-West Life & Annuity Insurance Co.
(87)
GSC Finanz Gambh & Co KGGuardian Insurance and Annuity
(88)
Guenter Streubel
(89)
GWN Securities Inc.
(90)
H.-J. Fischer
(91)
Halliday Financial LLC
(92)
Hantz Financial Services Inc
(93)
Heinz Meyerhofer
(94)
Herold & Lantern Investments Inc.
(95)
Hora Investment GmbH
(96)
HSBC Brokerage (USA) Inc.
(97)
IBN Financial Services Inc.
(98)
IFP Securities, LLC
(99)
Innovation Partners LLC
(100)
Institutional Securities Corp.
(101)
Integrated Financial Planning Services
(102)
Interactive Brokers LLC
(103)
International Assets Advisory LLC
(104)
International Money Management Group
(105)
Investmentvermittlung
(106)
Irys Ehmann
(107)
J K Financial Services Inc.
(108)
J.D. Seibert & Co Inc.
(109)
J.W. Cole Financial Inc.
(110)
Jackson Sage
(111)
Janney Montgomery Scott LLC
(112)
John Hancock Trust Company
(113)
Kapital & Anlage
(114)
KCD Financial Inc.
(115)
Key Investment Services LLC
(116)
Kif Kontor F. Investment & Finanzen
(117)
Kingswood Capital Partners LLC
(118)
Koehler Financial LLC
(119)
Kovack Securities Inc.
(120)
L.M. Kohn & Company
(121)
L.O. Thomas & Co. Inc.
(122)
Labrunerie Financial Services Inc.
(123)
Laidlaw & Company
(124)
Leigh Baldwin & Company LLC
(125)
Lincoln Benefit Life
(126)
Lincoln National Life Insurance Company
(127)
Lombard Securities Inc.LSY Inc.
(128)
M Holdings Securities
(129)
Madison Avenue Securities
(130)
Manfred Lorentz
(131)
Maplewood Investments Inc.

Prospectus A-11/A-11

(132)
Matrix Trust Company
(133)
McDermott Investment Services LLC
(134)
Metropolitan Tower Life Insurance Co.
(135)
Mid Atlantic Capital Corp
(136)
Mid Atlantic Clearing & Settlement Corp
(137)
Midland National Life Ins. Co.
(138)
Modern Capital Securities Inc.
(139)
Muriel Siebert & Co. LLC
(140)
Mutual Securities Inc.
(141)
MWA Financial Services Inc.
(142)
Nassau Life and Annuity Company
(143)
Nassau Life Insurance Company
(144)
National Life Insurance Co.
(145)
Nations Financial Group Inc.
(146)
Nationwide Investment Services Corp
(147)
Nationwide Planning Assoc Inc.
(148)
NBC Securities Inc
(149)
Network 1 Financial Securities Inc.
(150)
New York Life Insurance Co
(151)
Newbridge Securities Corp
(152)
Newedge Securities Inc
(153)
NGC Financial LLC
(154)
Nicol Investors Corp
(155)
Noramco Asset Management
(156)
Nowinta Investment Service GMBH
(157)
N-W Vermoegensberatung GMBH
(158)
NYlife Securities LLC
(159)
O N Equity Sales Co.
(160)
Oak Tree Securities Inc.
(161)
Osaic Institutions Inc.
(162)
Otto-Guenther Steiniger
(163)
Peak Brokerage Services LLC
(164)
PHL Variable Insurance Company
(165)
PHL Variable Life Insurance
(166)
Planmember Securities Corporation
(167)
PNC Bank NA
(168)
PNC Investments LLC
(169)
Portsmouth Financial Services
(170)
Protective Life & Annuity Insurance Co.
(171)
Protective Life Insurance Company
(172)
Pruco Securities LLC
(173)
Regal Securities Inc.
(174)
Regulus Financial Group LLC
(175)
Reichert Vermoegensanlagen-Vermitt.
(176)
Reliance Trust Company
(177)
RNR Securities LLC
(178)
Robert W Baird & Co Inc.
(179)
Safra Securities LLC
(180)
Sammons Financial Network LLC
(181)
Saxony Securities LLC
(182)
Schweth & Partner GMBH
(183)
Securities Capital Corporation
(184)
Securities Research Inc.
(185)
Securities Benefit Life Insurance Company
(186)
SEI Private Trust Company
(187)
Signal Securities Inc
(188)
SJB Fonsskyline OHG 1989
(189)
SMH Capital Investments LLC
(190)
Smith Moore & Co.
(191)
Snowden Account Services, LLC
(192)
Southeast Investments N.C. Inc.
(193)
Standard Insurance Company
(194)
State Street Bank & Trust Co.
(195)
Stifel, Nicolaus & Company Inc.
(196)
Stoever Glass & Co. Inc.
(197)
Stonex Financial Inc.
(198)
Sunbelt Securities Inc.
(199)
Superior Financial Services Inc.
(200)
Supreme Alliance LLC
(201)
SWBC Investment Services LLC
(202)
Syndicated Capital Inc.
(203)
Talcott Resolution Life Insurance Co.
(204)
The Investment Center, Inc.
(205)
Thurston Springer Miller Herd & Titak
(206)
Top Ten Investment-Vermittl. AG
(207)
Transamerica Life Insurance Company
(208)
Triple A Trust Brokerage GMBH
(209)
United Planners Financial Services
(210)
Ursula Einwaechter
(211)
US Bancorp Investments Inc.
(212)
US Bank N.A.
(213)
USA Financial Securities Corporation
(214)
USAA Life Insurance Company
(215)
Valic Retirement Services Company
(216)
Vanguard Fiduciary Trust Co.
(217)
Vanguard Marketing Corporation
(218)
Venerable Ins. & Annuity Co.
(219)
Verlag “Der Finanzberater” GMBH
(220)
Voya Financial Partners, LLC
(221)
Voya Institutional Plan Services LLC
(222)
Wachovia Bank
(223)
Wedbush Securities
(224)
Werner Wielandt
(225)
Westchester Capital Planning Inc.
(226)
Western-Southern Life Assurance Co.
(227)
Whitehall-Parker Securities Inc.
(228)
Winkel & Partner
(229)
Wintrust Investments LLC
(230)
Wirtschafts Und Finanzberatung
(231)
Wolfgang Neyers
(232)
World Capital Brokerage
(233)
World Choice Securities Inc.
(234)
World Equity Group Inc.
(235)
Zeir + Gewinn Vermoegensverwaltung

For Fund Information:
By Telephone:	(800) 992-3863
By Mail:	Alger Family of Funds c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, WI 53212-2175
Online	Text versions of Fund documents can be downloaded from the following sources:
●The Fund: http://www.alger.com/fundliterature
●SEC (EDGAR data base): www.sec.gov
Statement of Additional Information
For more detailed information about the Fund and its policies, please read the Fund’s SAI, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the SAI by calling the Fund’s toll-free number, at the Fund’s website at www.alger.com/fundliterature or by writing to the address above. The SAI is on file with the SEC.
Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. You can receive free copies of these reports by calling the Fund’s toll-free number, at the Fund’s website at www.alger.com/fundliterature or by writing to the address above. Copies can also be obtained for a duplicating fee by E-mail request to publicinfo@sec.gov. Fund documents are also available on the EDGAR database on the SEC’s Internet site at www.sec.gov.
Alger Electronic Delivery Service
The Fund provides you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Fund’s website. To sign up for this free service, enroll at www.icsdelivery.com/alger.
Distributor: Fred Alger & Company, LLC
The Alger Funds    SEC File #811-1355
Intl SC Retail

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS DATED APRIL 15, 2025

Available for investment by Institutional Investors
Prospectus [xx], 2025
	Class	Ticker Symbol
Alger International Small Cap Fund	Z	[xx]
The Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents
THE ALGER FUNDS
2	Summary Section
	2	Alger International Small Cap Fund
7	Investment Objective, Principal Investment Strategies and Related Risks
	7	Investment Objective
	7	Principal Investment Strategies
	8	Principal Risks
12	Management and Organization
	12	Manager
	12	Sub-Adviser
	12	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
	13	Administrator
14	Shareholder Information
	14	Distributor
	14	Transfer Agent
	14	Net Asset Value
	15	Purchasing and Redeeming Fund Shares
	15	Dividends and Distributions and Tax Consequences
	16	Classes of Fund Shares
	17	Exchanges
	17	Other Purchase and Exchange Limitations
17	Limitations on Excessive Trading
18	Disclosure of Portfolio Holdings
18	Other Information
20	Hypothetical Investment and Expense Information
20	Financial Highlights

21	For Fund Information

Prospectus 2/21

Summary Section
Alger International Small Cap Fund
Investment Objective
Alger International Small Cap Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
Class Z
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class Z
Advisory Fees	[xx]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	[xx]%
Total Annual Fund Operating Expenses	[xx]%
Fee Waiver and/or Expense Reimbursement**	[xx]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[xx]%
*
“Other Expenses” are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
**
[Fred Alger Management, LLC (the “Manager”) has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program, extraordinary expenses, and certain proxy expenses, to the extent applicable) through [October 31, 2026] to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to [xx]% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.]
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The example also assumes that the contractual fee waiver and/or expense reimbursement is only in effect through October 31, 2026.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years
Class Z	$[xx]	$[xx]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. No portfolio turnover rate is included for the Fund because the Fund has not yet commenced operations.
Principal Investment Strategy
The Fund is sub-advised by Redwood Investments, LLC (“Redwood”), an affiliate of the Manager (Redwood and the Manager are collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Fund’s Board of Trustees, the Manager oversees Redwood and evaluates its performance results. The Manager reviews portfolio performance, compliance

Prospectus 3/21

with investment guidelines and federal securities laws, and changes in key personnel of Redwood. Redwood is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
Redwood employs a fundamental investment process that seeks companies it believes are: (1) high quality, (2) attractively valued, and (3) where Redwood believes that future earnings and free cash flow growth will be meaningfully above market expectations. High quality companies are those companies that Redwood believes offer durable competitive advantages, capable management teams, and prudent financial management. Redwood focuses on understanding industry and company dynamics to assess company quality, and on identifying and forecasting critical drivers to reach a differentiated view of future growth.
The Fund invests primarily in equity securities of international small cap companies. Additionally, under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of small cap companies. International companies are companies generally defined by a third party, or in certain circumstances by the Manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the United States; or (iv) that are included in the MSCI World ex-USA Small Cap Index. The Fund normally focuses its international investments in developed countries, but may also invest in emerging market countries. The Fund always invests in at least three non-U.S. countries. Small cap companies are companies that, at the time of purchase of the securities, have a total market capitalization in the range of (i) companies included in the MSCI World ex-USA Small Cap Index, or (ii) $500 million to $8 billion.
The Fund generally holds approximately 50 holdings. Fund holdings may differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the industrials, financials, consumer discretionary, and information technology sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.
The Fund may invest in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Sub-Adviser believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency

Prospectus 4/21

fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards. Additionally, events and evolving conditions in certain markets or regions may alter the risk profile of investments tied to those markets or regions. This may cause investments tied to such markets or regions to become riskier or more volatile, even when investments in such markets or regions were perceived as comparatively stable historically. In addition, foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may decrease the liquidity and value of the securities.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
●
Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
●
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
●
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
●
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
Emerging Markets Risk – The Fund may invest in issuers located in emerging markets, and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. The Fund, individually or in combination with other shareholders, may have limited rights and remedies against emerging market issuers.
ADR and GDR Risk – ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because

Prospectus 5/21

U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.
Affiliate Ownership Risk – Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the Manager or an affiliate of the Manager, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment or that the size of the Fund would be maintained at such levels.  Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by large shareholders. Redemptions by large shareholders could have a significant negative impact on the Fund. Inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
No performance information will be presented until the Fund has been in operation for a full calendar year. Annual performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.alger.com.
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC

Sub-Adviser
Redwood Investments, LLC*	Michael Mufson, CFA Co-Founder, Chief Investment Officer and Portfolio Manager Since Inception ([xx])
Ezra Samet, CFA Senior Vice President, Portfolio Manager and Senior Analyst Since Inception ([xx])
Donald Smith, CFA Senior Vice President, Portfolio Manager and Senior Analyst Since Inception ([xx])
*
Redwood, an affiliate of the Manager, sub-advises the Fund subject to the Manager’s supervision and approval.
As the Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, the level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes are most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines, whether externally driven or internally developed by the Manager.
Shareholder Information
Purchasing and Redeeming Fund Shares
The Fund’s Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived in certain circumstances.

Prospectus 6/21

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, which may include an investor’s selected broker-dealer, investment adviser, or other financial institution or professional, or directly with the Fund’s transfer agent.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 7/21

Investment Objective, Principal Investment Strategies and Related Risks
The investment objective, principal strategy and primary risks of the Fund are discussed in the summary section of this Prospectus. The Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name (as described in the Fund’s Summary Section in this Prospectus) and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy. The Fund’s investment objective is a non-fundamental investment policy and may be changed by the Board of Trustees (the “Board”) without shareholder approval. The Fund will provide its shareholders with at least 60 days’ prior notice of any change to its investment objective. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may not achieve its investment objective while in a temporary defensive position.
All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to the differences in charges or expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Additional Information About the Fund’s Investment Strategies and Investments
Investment Objective
Alger International Small Cap Fund seeks long-term capital appreciation.
Principal Investment Strategies
The Fund is sub-advised by Redwood Investments, LLC (“Redwood” or the “Sub-Adviser,” where applicable), an affiliate of the Manager (Redwood and/or the Manager, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Board, the Manager oversees the Sub-Adviser and evaluates its performance results. The Manager reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of the Sub-Adviser. Redwood is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities.
The following are the Fund’s investment process and principal investment strategies and related risks. The Fund may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Fund’s Statement of Additional Information (“SAI”).
Redwood employs a fundamental investment process that seeks companies it believes are: (1) high quality, (2) attractively valued, and (3) where Redwood believes that future earnings and free cash flow growth will be meaningfully above market expectations. High quality companies are those companies that Redwood believes offer durable competitive advantages, capable management teams, and prudent financial management. Redwood focuses on understanding industry and company dynamics to assess company quality, and on identifying and forecasting critical drivers to reach a differentiated view of future growth.
The Fund invests primarily in equity securities of international small cap companies. Additionally, under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of small cap companies. International companies are companies generally defined by a third party, or in certain circumstances by the Manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the United States; or (iv) that are included in the MSCI World ex-USA Small Cap Index. The Fund normally focuses its international investments in developed countries, but may also invest in emerging market countries. The Fund always invests in at least three non-U.S. countries. Small cap companies are companies that, at the time of purchase of the securities, have a total market capitalization in the range of (i) companies included in the MSCI World ex-USA Small Cap Index, or (ii) $500 million to $8 billion.
The Fund generally holds approximately 50 holdings. Fund holdings may differ from this number for a variety of reasons, including, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the industrials, financials, consumer discretionary, and information technology sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.

Prospectus 8/21

The Fund may invest in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Sub-Adviser believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
ESG Integration
Although the Fund does not seek to implement a specific environmental, social and governance (“ESG”), impact or sustainability strategy unless otherwise disclosed, the Redwood investment team integrates ESG analysis into both the quantitative and qualitative components of their investment process through the use of both third-party ESG specific information and its own proprietary research. The foundation of the Redwood investment process is bottom-up, fundamental research that seeks engagement with management about the most relevant and critical ESG variables to help identify opportunities and avoid risk. Redwood complements this engagement with research provided by third-party resources.
Redwood may change the sources for such ESG information, including by adding or modifying the information it receives from third-party firms, selecting different third-party firms, using company-provided information, or performing different or additional internal assessments. The Manager has established an ESG steering committee comprised of executive management and senior investment professionals to oversee this process.
ESG characteristics are not the sole considerations when making investment decisions for the Fund. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect the Fund’s exposure to certain companies or industries and the Fund may forego certain investment opportunities. While the Manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
Use of Artificial Intelligence
The Manager integrates AI into its operations, including its investment process, through the use of certain third-party vendors and large language model platforms. Specifically, the Manager may utilize large language model platforms to perform research or provide assistance with other tasks. Additionally, the Manager utilizes vendors that use AI in their business operations, including analytical, technological or computational function, algorithm model, correlation matrices, or similar methods or processes that optimizes for, predicts, guides, forecasts, or directs business-related behaviors or outcomes. Such information is then incorporated by the Manager into its investment, sales or administrative processes.
If the content and analyses that AI applications assist the Manager in producing are or are alleged to be deficient, inaccurate, or biased, the Fund may be adversely affected. Additionally, AI tools used by the Manager may produce inaccurate, misleading or incomplete responses that could lead to errors in the Manager’s decision-making, portfolio management or other business activities, which could have a negative impact on the Fund’s performance. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on AI, and may additionally impact the Fund. AI tools and technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of future applications or regulations and the associated risks to the Fund.
Principal Risks
This section contains a discussion of the general risks of investing in the Fund. The “Investment Strategies and Policies” section in the SAI also includes more information about the Fund and its investments and the related risks. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. As with any fund, an investment in the Fund involves risks.
Investment Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions, if applicable. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments.

Prospectus 9/21

Equity Securities Risk
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk
Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.
Foreign Securities Risk
Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing auditing, regulatory and legal standards and lack of accounting and financial reporting standards, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards. Additionally, events and evolving conditions in certain markets or regions may alter the risk profile of investments tied to those markets or regions. This may cause investments tied to such markets or regions to become riskier or more volatile, even when investments in such markets or regions were perceived as comparatively stable historically. In addition, foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may decrease the liquidity and value of the securities.
Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade.
Small Cap Securities Risk
There may be greater risk investing in small capitalization companies rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, there are other adverse developments, or if management changes, the Fund’s investment in a small cap company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of small cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization. Small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap securities requires a longer term view.
Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Prospectus 10/21

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Industrials Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies in the industrials sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services.
●
Financials Sector Risk – The Fund may have a significant portion of its assets invested in securities of financial services companies, which means the Fund may be more affected by the performance of the financials sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.
●
Consumer Discretionary Sector Risk – The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
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Information Technology Sector Risk – The Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
Emerging Market Securities Risk
The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject

Prospectus 11/21

to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
ADR and GDR Risk (Alger AI Enablers & Adopters Fund)
ADRs and GDRs are generally subject to the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks, because their values depend on the performance of the underlying foreign securities. ADRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary and the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. An unsponsored facility is established without participation by the issuer of the depositary security, the foreign issuer assumes no obligations, and the depository’s transaction fees are paid directly by the ADR or GDR holders. Additionally, the issuers of unsponsored ADRs and GDRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs and GDRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs and GDRs. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.
Affiliate Ownership Risk
Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the Manager or an affiliate of the Manager, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment or that the size of the Fund would be maintained at such levels. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by large shareholders. Redemptions by large shareholders could have a significant negative impact on the Fund. Inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.
Cash Position Risk
The Fund may hold up to 15% of its net assets in cash (or cash equivalents) at any time or for an extended time and may hold a significant portion of its assets in cash (or cash equivalents) when taking a temporary defensive position, as described under “Temporary Defensive Investments.” The Sub-Adviser will determine the amount of the Fund’s assets to be held in cash (or cash equivalents) at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent the Fund holds assets in cash and is otherwise uninvested, the ability of the Fund to meet its objective may be limited. If the Fund holds a large cash position, the Fund may under-perform relative to equity securities.
Temporary Defensive Investments
In times of adverse or unstable market, economic or political conditions, the Fund may invest up to 100% of its assets in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities for temporary defensive reasons. This is to attempt to protect the Fund’s assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund’s investment objective. The Fund may also hold these types of securities in an amount up to 15% of net assets, pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. The Fund may not achieve its investment objective while in a temporary defensive position.

Prospectus 12/21

Management and Organization
Manager
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2024) approximately $23.4 billion. The Manager is responsible for providing a continuous investment program for the Fund, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Fund assets. These advisory responsibilities are subject to the supervision of the Board.  A discussion of the Trustees’ basis for approving the advisory contract with respect to each Fund will be available in the Trust’s next annual or semi-annual Form N-CSR for its most recent October 31 fiscal year end or April 30 semi-annual fiscal period end.  The Fund pay the Manager a fee at an annual rate of [xx]% of average daily net assets.
[The Manager has made a contractual commitment to the Fund to waive and/or reimburse the Fund for expenses to the extent necessary to maintain the Fund’s other expenses and any other applicable share class-specific expenses at or below certain levels. The limitation does not apply to acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC (“ReFlow”) liquidity program, extraordinary expenses (as determined in the discretion of the Board), and proxy expenses (except for such proxies related to: (i) changes to or approval of an investment advisory agreement for the Fund, (ii) the election to the Board of any trustee who is an “interested person” of the Trust, or (iii) any other matters that directly benefit, or relate directly to the operations of, the Manager or its affiliates, which expenses shall be borne exclusively by the Manager), to the extent applicable. The agreement runs through [October 31, 2026] and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Such waiver/reimbursement arrangements are as follows: Class Z shares – [xx]%. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.]
Sub-Adviser
Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
The Manager has engaged Redwood, an affiliate of the Manager, to serve as the Fund’s sub-adviser under a sub-investment advisory agreement between the Manager and Redwood. Redwood is a registered investment adviser formed in 2004. As of December 31, 2024, Redwood had approximately $1.1 billion in assets under management. The Manager pays a sub-advisory fee to Redwood out of its own resources at no additional charge to the Fund. Alger Management and Redwood are both wholly-owned subsidiaries of Alger Group Holdings, LLC.
Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fund	Portfolio Managers	Since
Alger International Small Cap Fund	Michael Mufson, CFA Ezra Samet, CFA Donald Smith, CFA	Inception ([xx], 2025) Inception ([xx], 2025) Inception ([xx], 2025)
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Mr. Mufson is Co-Founder, Chief Investment Officer, and Portfolio Manager of Redwood. He co-founded Redwood in 2004 and is responsible for the day-to-day management of the firm. Prior to Redwood, he was a managing director for small and large cap strategies at Putnam Investments and was a member of the executive committee. He began his career at Stein Roe & Farnham where he was a research analyst and portfolio manager.
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Mr. Samet joined Redwood in 2006 and is a Senior Vice President, Portfolio Manager, and Senior Analyst. Prior to Redwood, he was an associate at Rochester Management Corp., a commercial real estate firm.
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Mr. Smith joined Redwood in 2018 and is a Senior Vice President, Portfolio Manager, and Senior Analyst. Prior to Redwood, he was co-chief investment officer of global emerging markets at BNP Paribas Asset Management. Prior to BNP, Mr. Smith was the lead portfolio manager on two Turner Investments portfolios.

Prospectus 13/21

The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities of the Fund(s) that they manage.
Administrator
Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to the Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; paying compensation of the Fund’s officers for services rendered as such; authorizing expenditures and approving bills for payment on behalf of the Fund; preparation of the periodic updating of the Fund’s Registration Statement, including Prospectus and SAI, for the purpose of filings with the Securities and Exchange Commission and monitoring and maintaining the effectiveness of such filings, as appropriate; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund’s investment portfolios and the publication of the net asset value of the Fund’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund’s custodian, transfer agent, blue sky agent and printers; providing trading desk facilities for the Fund; supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the “1940 Act”); preparation of materials for meetings of the Fund’s Board of Trustees and preparation of minutes of such meetings; oversight of service providers who file claims for class action lawsuits with respect to securities in the Fund; arranging for the Fund the required fidelity bond and other insurance, if applicable; and providing executive, clerical and secretarial help needed to carry out these responsibilities. The Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund’s average daily net assets.
Pursuant to a separate Shareholder Administrative Services Agreement, the Manager also supervises the Fund’s transfer agent, UMB Fund Services, Inc. (the “Transfer Agent”), and provides certain shareholder administrative services to the Fund. The Fund pays the Manager a shareholder administrative services fee at the annual rate of 0.01% of net assets with respect to Class Z Shares.
For more information, please see the Shareholder Information section beginning on page 14.

Prospectus 14/21

Shareholder Information
Distributor
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Although Fred Alger & Company, LLC (the “Distributor”) is the broker-of-record on certain direct shareholder accounts, the Distributor does not interact directly with such shareholders and therefore, does not believe it makes recommendations to such shareholders regarding the holdings in their accounts.
Transfer Agent
Alger Family of Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175
Net Asset Value
The value of one share is its net asset value, or “NAV.” The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by a Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
NAV of a class of shares is computed by adding together the value allocable to the class of the Fund’s investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Valuation Committee”) comprised of representatives of the Manager and officers of the Trust to assist in performing the duties and responsibilities of the Valuation Designee. The Valuation Designee has established valuation processes, including but not limited to: making fair value determinations when market quotations for a financial instrument are not readily available in accordance with valuation policies and procedures adopted by the Board; assessing and managing material risks associated with fair valuation determinations; selecting, applying and testing fair valuation methodologies; and overseeing and evaluating pricing services used by the Fund. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Valuation Committee meets on an as-needed basis and generally meets quarterly to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.
Investments in money market funds and short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. Securities in which the Fund may invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, with assistance from the Valuation Committee, believes to be the fair value of these securities as of the close of the NYSE. The Valuation Designee may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.
Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to policies and procedures approved by the Board. The Valuation Designee’s valuation techniques for such securities are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Because of the inherent uncertainty and

Prospectus 15/21

often limited markets for restricted securities, the valuations assigned to such securities by the Valuation Designee may significantly differ from the valuations that would have been assigned by the Valuation Designee had there been an active market for such securities.
Purchasing and Redeeming Fund Shares
Shares of the Fund can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order. “In good order” means that all necessary information and documentation related to the redemption request have been provided to the Transfer Agent or authorized intermediary, if applicable. If your request is not in good order, the Transfer Agent may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.
Under normal circumstances, the Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. As discussed in the Fund’s SAI, the Fund also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.
The Fund may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., “redeem in kind”) if, for example, the redemption request is during stressed market conditions or the Fund believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to the Fund’s procedures. However, in certain circumstances, and in accordance with the Fund’s procedures, the Manager may instead select securities for in kind redemptions on a non-pro rata basis. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder’s expense.
Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the “cost basis” of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or for certain other types of entities (such as C corporations).
If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.
Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method is best for you.
Dividends and Distributions and Tax Consequences
The Fund declares and pays dividends and distributions annually, and expects these payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by the Fund and paid to you may be eligible to be taxable to you at the rates applicable to long-term capital gains; other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Shareholders who hold Fund shares in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their individual plan accounts. Dividends and distributions may differ among classes of shares of the Fund. Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. If you buy shares when the Fund has declared, but not yet distributed ordinary income or capital gains, you will pay full price for the shares and then receive a portion of the price back in the form of a taxable dividend. In addition, it may be the case that a significant amount of the securities held by the Fund are held at values above their purchase price. In such cases, the sale of such securities in the Fund, which may be from a portfolio management decision or to meet Fund shareholder redemptions, will generate either long-term or short-term capital gains, which will be distributed and taxable to you as described above if your investment is not in a tax-deferred account. Therefore, a substantial tax liability may arise for a shareholder who invests in the Fund when such conditions exist. The amount of long-term and short-term capital gains are disclosed in the Fund’s most recent annual and semi-annual report. In addition, a tax of 3.8% will be imposed on certain “net investment income” (or “undistributed net investment income”, in the case of estates and trusts), including income from the Funds, received by individuals with modified adjusted gross incomes in excess of $200,000 ($250,000 in the case of married individuals filing jointly and $125,000 in the case of married individuals filing a separate return) and certain estates and trusts. Before investing you may want to consult your tax advisor.

Prospectus 16/21

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.
Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. An exchange of Fund shares for shares of another fund will be treated as a sale of the Fund shares, and any gain on the transaction may be subject to federal and state taxes. Because everyone’s tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.
Classes of Fund Shares
The Fund offers two classes of shares (A and Z Shares). Class A Shares are offered in a separate prospectus. Class Z Shares are offered in this Prospectus.
The table below summarizes key features of the share class of the Fund offered in this prospectus. The sections below the table cover additional details of the share class, including distribution and/or servicing fees, if any, and waivers of investment minimums.
Class Z
Availability
Generally available only to institutional investors.
Available for purchase through financial intermediaries or directly from the Fund via:
- Mail: Alger Family of Funds,
c/o UMB Fund Services, Inc.,
P.O. Box 2175, Milwaukee, WI
53201-2175
- Online: www.alger.com
- Telephone: 1 (800) 992-3863

Minimum Investment	$500,000
Maximum Investment	None
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Distribution and/or Service (12b-1) Fees?	None
Redemption Fees?	No.
Conversion to Class A Shares?	No.
Investors with non-U.S. addresses and intermediary controlled accounts designated as foreign accounts (“Restricted Accounts”) are restricted from investing in the Fund. Existing Restricted Accounts may remain in the Fund, but are prohibited from making further investments. U.S. Armed Forces and Diplomatic post office addresses abroad are treated as U.S. addresses and can invest in the Fund. Addresses in U.S. territories, such as Guam and Puerto Rico, are also treated as U.S. addresses and can invest in the Fund.
The Distributor, in its sole discretion, may waive minimum initial investment requirements. Minimum initial investment and related requirements may be modified at any time, without prior notice.
The Distributor may pay all or a portion of the distribution and/or shareholder servicing (12b-1) fees paid by the Fund to a broker-dealer, investment adviser or other financial institution (“Financial Intermediary”) that has entered into an agreement with the Fund. The Distributor may retain for itself a portion of the distribution and/or shareholder servicing (12b-1) fees to the extent that it provides such services to shareholder accounts. Additionally, an investor purchasing shares on a brokerage platform of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Investors should contact their Financial Intermediaries directly in order to purchase or redeem Fund shares.

Prospectus 17/21

Class Z Shares
The Fund’s Class Z Shares, which are generally subject to a minimum initial investment of $500,000, provide an investment vehicle for qualified or non-qualified retirement or employment benefit plans; banks, bank trust departments and trust companies; Section 529 college savings plans; asset-based fee programs; fee-paying clients of a registered investment advisor; corporations; insurance companies; registered investment companies; foundations and endowments; charitable, religious and educational institutions; and individual investors.
The Distributor may waive the minimum initial investment of $500,000 for Class Z Shares of the Fund for group employer sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, non-qualified deferred compensation plans and asset-based fee programs and fee-paying clients of a registered investment adviser that hold omnibus positions. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. The Distributor may also waive the minimum initial investment for Class Z Shares of the Fund for direct shareholders investing through an intermediary with aggregate assets of $125 million or more invested in the Alger Family of Funds and for investment advisory clients of the Manager , the Sub-Adviser, or Weatherbie Capital, LLC, an affiliate of the Manager, who hold direct accounts. In addition, the minimum initial investment for Class Z Shares of the Fund is waived for the ReFlow liquidity program (as discussed in the SAI).
In addition, there is no minimum initial investment for the following categories of eligible investors:
●
Any current employee of the Manager, the Distributor, or their affiliates, and any of their immediate family members who share the same address.
●
Trustees of the Fund and Directors of Alger Associates, Inc., or its affiliates, and any of their immediate family members who share the same address.
Class Z Shares have no distribution and/or shareholder servicing (12b-1) fees.
Exchanges
You can exchange shares of the Fund for shares of another fund in the Alger Family of Funds, subject to certain restrictions. Shares of the funds in the Alger Family of Funds can be exchanged or redeemed via telephone under certain circumstances. You should contact your Financial Intermediary to determine if you are able to exchange or redeem shares of the funds in the Alger Family of Funds via telephone. The Fund and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If an investor purchases shares directly from the Fund and the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.
Other Purchase and Exchange Limitations
If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Fund through an administrator or trustee that maintains a master or “omnibus” account with one or more Funds for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Fund. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Fund through your retirement plan.
The Fund and its agents reserve the right at any time to reject or cancel all or any part of any purchase or exchange order and to redeem all Fund shares if it suspects the shareholder is engaged in, or has engaged in, abusive trading practices and/or violations of any applicable securities laws. When an exchange request in respect of Fund shares is rejected, such shares may be redeemed from the Fund on request of the shareholder. In addition, the Fund reserves the right to modify any terms or conditions of purchase of shares of the Fund or suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Fund and its agents will not be responsible for any losses you may suffer as a result.
Limitations on Excessive Trading
The Fund invests primarily in foreign securities usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. The Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under “Net Asset Value.” As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from “stale” pricing. Nonetheless, the presence of small capitalization and medium capitalization securities and/or foreign securities in the Fund and other circumstances may invite frequent and/or short-term

Prospectus 18/21

trading by Fund shareholders. If carried out on a large scale, active trading will impose burdens on the Fund’s portfolio managers, interfere with the efficient management of the Fund, increase the Fund’s transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Fund and its other shareholders. The Fund therefore discourages market timing, and to the extent possible monitors for market timing patterns.
The Board has adopted policies and procedures that seek to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow, among other things, the Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If the Fund rejects your purchase or exchange order or redeems your investment, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.
In an effort to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Board, seeks to, among other things, monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio.
Under these policies and procedures, the Fund generally seeks to prohibit more than two purchases and sales or exchanges of its shares within a 90-day calendar period. The following transactions are excluded when making such a determination: (i) transactions associated with systematic investment and withdrawal plans; (ii) transactions through firm-sponsored, discretionary asset allocation or wrap programs; (iii) transactions subject to the trading policy of an intermediary that is unable to implement the Fund’s policy; and (iv) investments in the Fund by ReFlow in connection with the ReFlow liquidity program (as discussed in the SAI).
If, based on the Fund’s policies and procedures, the Manager determines or believes that a shareholder is (or may be) engaged in, or has engaged in, market timing or excessive trading, the Manager, on behalf of the Fund, may place a temporary or permanent block on all further purchases or exchanges of Fund shares or may redeem all of such shareholder’s Fund shares.  Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.  The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.
Due to the complexity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases.  Additionally, it is more difficult for the Fund to monitor the trading activity of beneficial owners of Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.
As noted above, in certain circumstances the Fund may be subject to frequent trading restrictions of intermediaries that differ from the Fund’s policies and procedures. Such frequent trading restrictions of intermediaries may be more or less restrictive than the Fund’s policies and procedures. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. The Fund does not monitor intermediaries’ frequent trading restrictions.  The Fund reserves the right to prohibit any purchase, sale or exchange of its shares that the Fund believes may be disruptive to the Fund or its long-term investors.
Disclosure of Portfolio Holdings
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com.
Other Information
In Kind Redemptions. The Fund may redeem some of your shares “in kind,” which means that some of the proceeds will be paid with securities the Fund owns instead of cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If the Fund pays large redemptions in cash, these transactions may increase the Fund’s transaction costs and detract from the Fund’s performance. Large purchases pose similar risks.
Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Prospectus 19/21

Other Payments by the Fund. Certain Financial Intermediaries perform networking, sub-transfer agency, sub-accounting, recordkeeping and/or administrative services for their clients that would otherwise be performed by the Transfer Agent. In addition to fees that the Fund may pay to a Financial Intermediary for distribution and/or shareholder servicing (12b-1), and fees the Fund pay to the Transfer Agent, the Distributor, on behalf of the Fund, may enter into agreements with Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for such services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
The Distributor may pay partnership and/or sponsorship fees to support seminars, conferences, and other programs designed to educate intermediaries about the Fund and may cover the expenses associated with attendance at such meetings, including travel costs. The Distributor also may pay fees related to obtaining data regarding Financial Intermediary or financial advisor activities to assist the Distributor with sales reporting, business intelligence, and training and education opportunities. These payments and activities are intended to provide an incentive to Financial Intermediaries to sell the Fund by educating them about the Fund and helping defray the costs associated with offering the Fund. These payments may create a conflict of interest by influencing the Financial Intermediary to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the Manager or the Distributor, and all such amounts are paid out of their legitimate profits, and not paid by you or the Fund. As a result, the total expense ratio of the Fund will not be affected by any such payments.
Additional Compensation. From time to time the Distributor, at its expense from its legitimate profits, may compensate Financial Intermediaries who are instrumental in effecting investments by their clients or customers in the Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary’s reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Fund or the amount of proceeds received by the Fund on the sale of shares.
Redemptions by the Fund. If your account, excluding asset-based fee program accounts and accounts held with certain intermediaries, falls below the minimum initial investment amount of the share class in which you are invested, the Fund may redeem all the Fund shares within your account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by investing additional amounts up to the minimum initial investment amount.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account would legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no shareholder initiated activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. If you hold your account directly at the Transfer Agent, please proactively contact the Transfer Agent toll-free at (800) 992-3863 at least annually to ensure your account remains in active status. You may also update your contact information through your Alger access account online at www.alger.com.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of the Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI  53212-2175.

Prospectus 20/21

Hypothetical Investment and Expense Information
Hypothetical investment and expense information, which is not required to be included in this Prospectus by the SEC, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of the Fund’s expenses, including advisory fees and other Fund costs, on the Fund’s total return based on NAV over a 10-year period. The example assumes the following:
●
You invest $10,000 in the Fund and hold it for the entire 10-year period; and
●
Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund class for any of the years shown. To the extent that the Manager and any of its affiliates alter any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be higher or lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual expenses and returns are likely to differ (higher or lower) from those shown below.
Alger International Small Cap Fund
Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
Cumulative Gross Return	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
Cumulative Net Return	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
End Investment Balance	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]
Annual Expense	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]
Financial Highlights
The financial highlights are not available at this time for the Fund because the Fund has not commenced operations as of the date of this Prospectus. Financial information, when available, will be included in the Fund’s next annual or semi-annual Form N-CSR.

Prospectus 21/21

For Fund Information:
By Telephone:	(800) 992-3863
By Mail:	Alger Family of Funds c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, WI 53212-2175
Online	Text versions of Fund documents can be downloaded from the following sources:
●The Fund: http://www.alger.com/fundliterature
●SEC (EDGAR data base): www.sec.gov
Statement of Additional Information
For more detailed information about the Fund and its policies, please read the Fund’s SAI, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the SAI by calling the Fund’s toll-free number, at the Fund’s website at www.alger.com/fundliterature or by writing to the address above. The SAI is on file with the SEC.
Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. You can receive free copies of these reports by calling the Fund’s toll-free number, at the Fund’s website at www.alger.com/fundliterature or by writing to the address above. Copies can also be obtained for a duplicating fee by E-mail request to publicinfo@sec.gov. Fund documents are also available on the EDGAR database on the SEC’s Internet site at www.sec.gov.
Alger Electronic Delivery Service
The Fund provides you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Fund’s website. To sign up for this free service, enroll at www.icsdelivery.com/alger.
Distributor: Fred Alger & Company, LLC
The Alger Funds    SEC File #811-1355
ISC-Instl.

The information in this document is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This document is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
SUBJECT TO COMPLETION, PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 15, 2025
STATEMENT OF ADDITIONAL INFORMATION
[xx], 2025
The Alger Funds
The Alger Funds (the “Trust”) is a Massachusetts business trust, registered with the Securities and Exchange Commission (the “SEC”) as an investment company, that offers interests in the following Fund and classes of shares in this Statement of Additional Information:
	Class	Ticker Symbol
Alger International Small Cap Fund (“International Small Cap Fund”)	A Z	[xx] [xx]
This Statement of Additional Information is not a prospectus. It contains additional information about the Fund and supplements information in the Trust’s Prospectuses dated [xx], 2025. It should be read together with the Fund’s Prospectuses, which may be obtained free of charge by writing Alger Family of Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, WI 53201-2175, by calling (800) 992-3863, or by visiting http://www.alger.com.

Investment Strategies and Policies

Certain Securities and Investment Techniques
The Prospectuses discuss the investment objectives of Alger International Small Cap Fund (the “Fund”), a series of of The Alger Funds (the “Trust”), and the principal investment strategies to be employed to achieve those objectives. The principal risks related to the Fund’s principal investment strategies are also noted in the Prospectuses. This section of the SAI contains supplemental information concerning all types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize (i.e., both principal and non-principal investment strategies) and certain risks attendant to those investments, policies and strategies (i.e., both principal and non-principal risks of investing in the Fund).
The Fund seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Fund will invest primarily in companies whose securities are traded in foreign securities, as defined below, or in the over-the-counter market. The Fund may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements.
In order to afford the Fund the flexibility to take advantage of new opportunities for investments, in accordance with its investment objective, and to meet redemptions, the Fund may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods, explained further below. This amount may be higher than that maintained by other funds with similar investment objectives.
The investment strategies of Fred Alger Management, LLC (“Alger Management” or the “Manager”) utilize the proprietary research of its analyst and portfolio management team to continually assess the markets and sectors it follows for attractive investment opportunities. Portfolio managers, together with investment analysts, at Alger Management continually seek to optimize performance of the Fund’s portfolio by replacing individual stocks, or reducing or increasing their relative weighting in other portfolios, with stocks evaluated as having better appreciation potential, having improved reward to risk opportunity, or offering the portfolio diversification or other characteristics determined to be beneficial to achieving the portfolio’s overall objectives. The Fund’s portfolio turnover rate may vary significantly from year to year as a result of the Fund’s investment process.
The Fund is sub-advised by Redwood Investments, LLC (“Redwood” or the “Sub-Adviser,” where applicable), an affiliate of Alger Management (Redwood and/or Alger Management, collectively referred to as the “Manager,” where applicable).  Subject to the general supervision by the Trust’s Board of Trustees (the “Board”), Alger Management oversees the Sub-Adviser and evaluates its performance results. Alger Management reviews portfolio performance, compliance with investment guidelines and federal securities laws, and changes in key personnel of the Sub-Adviser. Redwood is primarily responsible for the day-to-day management of the Fund, including purchases and sales of individual securities.
There is no guarantee that the Fund’s investment objective will be achieved.
The Fund will adjust its holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.
The Fund’s turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Fund’s securities, with obligations with less than one year to maturity excluded.
Unforeseen Market Events
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others and exacerbate other preexisting political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty and result in, among other things: quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations, supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; and reductions in consumer demand and economic output. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the Fund, the Manager, and the Fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operational systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects.
In addition, global climate change may have an adverse effect on the value of securities and other assets. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.
Common and Preferred Stocks
Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has stopped, or is in danger of stopping, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. The Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.
Temporary Defensive Investments
A Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
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high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies;
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commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies);
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short-term debt obligations of corporate issuers, certificates of deposit and bankers’ acceptances of domestic and foreign banks and savings and loan associations; and
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repurchase agreements.

Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly and are not generally subject to significant fluctuations in principal value, and their value will be less subject to interest rate fluctuation than longer-term debt securities.
Certain money market funds must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interests of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund's portfolio holdings to meet the redemptions, or 1% of the value of the shares redeemed if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions.
Small Capitalization Investments
Certain companies in which the Fund will invest may still be in the developmental stage. Investing in smaller issuers generally involves greater risk than investing in larger, more established issuers. Such companies may have limited product lines, markets or financial resources and may lack management depth. Their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.
Convertible Securities
The Fund may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments  and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers. Declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers’ payment obligations.
U.S. Government Obligations
The Fund may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, the Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.
U.S. Government Agency Securities
U.S. government agency securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Bank, Farmers Home Administration, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Financing Bank, Federal Farm Credit System, the Small Business Administration, Federal Housing Administration, and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.
Bank Obligations
Bank obligations are certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Fund will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation; and (ii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.
Foreign Bank Obligations
Investments by the Fund in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and record-keeping standards.
Short-Term Corporate Debt Securities
These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.
Commercial Paper
These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.
Variable Rate Master Demand Notes
These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Fund and an issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.
Repurchase Agreements
Under the terms of a repurchase agreement, the Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund’s holding period. Repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management reviews the creditworthiness of those banks, dealers and clearing corporations with which the Funds enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

Warrants and Rights
The Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a specified amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.
Restricted and Illiquid Securities
The Fund will not invest more than 15% of its net assets in “illiquid” investments, which are defined as securities that the Manager reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
The Fund may invest in restricted securities; i.e., securities that are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable.
The Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). Rule 144A is designed to facilitate efficient trading of unregistered securities among institutional investors. Rule 144A permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ.
Restricted securities may be illiquid or less liquid. In determining the liquidity of a restricted security, the Manager will, using information obtained after reasonable inquiry, take into account relevant market, trading, and investment-specific considerations. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund could be adversely affected.
Lending of Fund Securities
Each Fund may lend securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Alger Management or its affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities.
The Fund bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.
Foreign Securities
Foreign securities are securities issued by companies generally defined by a third party, or in certain circumstances by a portfolio manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from business, investments, or sales, outside the United States. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.
Executive Order on Securities Investments that Finance Communist Chinese Military Companies
As a result of an Executive Order issued by the former President of the United States (the “Order”), effective January 11, 2021, U.S. persons (including the Fund) are prohibited from transacting in certain securities and derivatives of publicly traded securities of any companies designated as a “Communist Chinese military company” (“CCMCs” and collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, “CCMC Securities”) by the U.S. Department of Defense (the “DOD”) or the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) unless such transactions are for purposes of divestment. The DOD designated an initial list of CCMCs prior to January 11, 2021 and, along with OFAC, may designate additional CCMCs from time to time. With respect to additional CCMCs, U.S. persons will be prohibited from transacting in CCMC Securities 60 days after such CCMC is designated by the DOD or OFAC, and will have 365 days from such designation date to divest their holdings in those CCMC Securities.
OFAC has published guidance regarding compliance with the Order, including several “Frequently Asked Questions” (FAQs)-style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order’s application to U.S. funds that hold CCMC Securities (i.e., including mutual funds that hold CCMC Securities regardless of the size of the position relative to a fund’s total assets). Certain interpretive issues related to compliance with the Order remain open, including to what extent a U.S. person could be held liable for failing to identify an unlisted entity whose name “close matches the name” of an entity designated as a Communist Chinese military company.
The Fund’s performance may be adversely impacted by restrictions on its ability to hold CCMC Securities. The extent of any impact will depend on future developments, including the Fund’s ability to buy and sell the CCMC Securities, valuation of the CCMC Securities, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain.
Investing in Europe
Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the “EU”), create risks for investing in the EU. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit, and financial markets in Europe and elsewhere have experienced significant volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not be effective, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of outstanding debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
For example, Russia launched a large-scale invasion of Ukraine in February 2022, significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally are impossible to predict, but could be significant and have a severe adverse effect on Russia and Europe in general, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. This conflict may expand and military attacks could occur elsewhere in Europe. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and relative liquidity of the Fund’s investments.
It is not possible to ascertain the precise impact these events may have on the Fund or its investments from an economic, financial, tax or regulatory perspective but any such impact could have material consequences for the Fund and its investments. Whether or not the Fund invests in securities of issuers located in Europe or has significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investment.
Emerging Markets Investments
The Fund may invest in the securities of issuers domiciled in various countries with emerging capital markets. Unless otherwise provided in the Fund’s Prospectuses, a country with an emerging capital market is any country that is (i) generally recognized to be an emerging market country by the international financial community, such as the International Finance Corporation, or determined by the World Bank to have a low, middle or middle upper income economy; (ii) classified by the United Nations or its authorities to be developing; and/or (iii) included in a broad-based index that is generally representative of emerging markets. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in market illiquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid than, and more volatile than, those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer, or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries’ currencies may not be internationally traded. Certain of these currencies have experienced volatility relative to the U.S. dollar. If the Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund’s net asset value will be adversely affected. If the Fund hedges the U.S. dollar value of securities it owns denominated in currencies that increase in value, the Fund will not benefit from the hedge it purchased, and will lose the amount it paid for the hedge. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.
Depositary Receipts
The Fund may also invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, “ADRs”) and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States. These securities may be sponsored or unsponsored.
For ADRs and GDRs, the depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs and GDRs do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.
Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs and GDRs are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the ADRs and GDRs (such as dividend payment fees of the depository), although most sponsored ADRs and GDRs agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Foreign Debt Securities
The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries’ fixed-income markets historically has reflected wide variations relating to the unique characteristics of the country’s economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.
The foreign government securities in which the Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.
Foreign government securities also include debt securities of “quasi-governmental agencies” and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers.
Derivative Transactions
General
The Fund may invest in, or enter into, derivatives for a variety of reasons in accordance with its fundamental investment restrictions and investment strategies, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments the Fund may use, depending on its fundamental investment restrictions, include, but are not limited to options contracts, futures contracts, options on futures contracts and swaps. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would. The Manager, however, may decide not to employ some or all of these strategies for the Fund and there is no assurance that any derivatives strategy used by the Fund will succeed.
Regulation of Derivatives
Rule 18f-4 (“Rule 18f-4”) under the Investment Company Act of 1940, as amended (the “1940 Act”) regulates the use by registered investment companies of derivatives transactions. Under Rule 18f-4, derivatives transactions include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as derivatives transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm commitments) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed Settlement Securities Provision”). Rule 18f-4 requires, among other things, that certain entities adopt a derivatives risk management program, appoint a derivatives risk manager, comply with limitations on leverage-related risk based on a “value-at-risk” test and update reporting and disclosure procedures. Rule 18f-4 excepts from some of the requirements, including establishing a derivatives risk management program and calculating value-at-risk, a “limited derivatives user,” which is any fund whose derivatives exposure is limited to 10% of its net assets and which has adopted policies and procedures designed to manage derivatives risks. The Fund intends to qualify as a limited derivatives user under Rule 18f-4.
The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Manager has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The Manager is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.
The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, includes provisions that comprehensively regulate the over-the-counter (“OTC”) derivatives markets for the first time. While the CFTC and other U.S. regulators have adopted many of the required Dodd-Frank regulations, certain regulations have only recently become effective and other regulations remain to be adopted. The full impact of Dodd-Frank on the Fund remains uncertain.
OTC derivatives dealers are now required to register with the CFTC as “swap dealers” and with the SEC as “security-based swap dealers.” Registered swap dealers are subject to various regulatory requirements, including, but not limited to, margin, recordkeeping, reporting, transparency, position limits, limitations on conflicts of interest, business conduct standards, minimum capital requirements and other regulatory requirements.
OTC derivatives trades submitted for clearing are subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as margin requirements mandated by the CFTC, SEC and/or federal prudential regulators. In addition, futures commission merchants (“FCMs”), who act as clearing members on behalf of customers for cleared OTC derivatives and futures contracts, also have discretion to increase the Fund’s margin requirements for these transactions beyond any regulatory and clearinghouse minimums subject to any restrictions on such discretion in the documentation between the FCM and the customer. These regulatory requirements may make it more difficult and costly for the Fund to enter into highly tailored or customized transactions, potentially rendering certain investment strategies impossible or not economically feasible. If the Fund decides to execute and clear cleared OTC derivatives and/or futures contracts through execution facilities, exchanges or clearinghouses, either indirectly through an executing broker, clearing member FCM or as a direct member, the Fund would be required to comply with the rules of the execution facility, exchange or clearinghouse and other applicable law.
With respect to cleared OTC derivatives and futures contracts and options on futures, the Fund will not face a clearinghouse directly but rather will do so through a FCM that is registered with the CFTC and/or SEC and that acts as a clearing member. The Fund may face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member. Such scenario could arise due to a default by the clearing member on its obligations to the clearinghouse simultaneously with a customer’s failure to meet its obligations to the clearing member. Clearing member FCMs are required to post initial margin to the clearinghouses through which they clear their customers’ cleared OTC derivatives and futures contracts, instead of using such initial margin in their businesses, as was widely permitted before Dodd-Frank. While an FCM may require its customer to post initial margin in excess of clearinghouse requirements, and certain clearinghouses may share a portion of their earnings on initial margin with their clearing members, some portion of the initial margin that is passed through to the clearinghouse does not generate earnings for the FCM. The inability of FCMs to earn the same levels of returns on initial margin for cleared OTC derivatives as they could earn with respect to non-cleared OTC derivatives may cause FCMs to charge higher fees, or provide less favorable pricing on cleared OTC derivatives than swap dealers will provide for non-cleared OTC derivatives. Furthermore, customers, including the Fund, are subject to additional fees payable to FCMs with respect to cleared OTC derivatives, which may raise the cost the Fund of clearing as compared to trading non-cleared OTC derivatives bilaterally.
The CFTC and the U.S. commodities exchanges impose limits on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on U.S. commodities exchanges. For example, the CFTC has historically imposed speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. The Fund could be required to liquidate positions it holds in order to comply with position limits or may not be able to fully implement trading instructions generated by its trading models, in order to comply with position limits. Any such liquidation or limited implementation could result in substantial costs to the Fund.

New regulations and the resulting increased costs and regulatory oversight requirements may result in market participants being required or deciding to limit their trading activities, which could lead to decreased market liquidity and increased market volatility. In addition, transaction costs incurred by market participants are likely to be higher due to the increased costs of compliance with the new regulations. These consequences could adversely affect the Fund’s returns.
Risks of Derivative Transactions
Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance.
If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
Short Sales
The Fund may sell securities “short against the box.” While a short sale is the sale of a security the Fund does not own, it is “against the box” if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.
Additionally, the Fund may enter into short sales that are not “against the box”. Short sales that are not “against the box” are also known as naked short sales, meaning the Fund does not own the securities against which the short sale was entered, exposing the Fund to unlimited risk. In order to engage in a short sale, the Fund arranges with a broker to borrow the security being sold short. The Fund must deposit collateral, consisting of cash or marketable securities, with the broker to secure the Fund’s obligation to replace the security. In addition, the Fund must pay the broker any dividends or interest paid on the borrowed security during the time the short position is open. In order to close out its short position, the Fund will replace the security by purchasing the security at the price prevailing at the time of replacement. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than these costs.
Short sale transactions have been subject to increased regulatory scrutiny in response to recent market events, including the imposition of restrictions on short-selling certain securities and reporting requirements. Regulatory authorities may from time to time impose restrictions that adversely affect the ability to borrow certain securities in connection with short sale transactions. Regulations imposed by the SEC, and the potential for further interventions by the SEC or other regulators, may discourage or impede short selling practices due to the increased economic, regulatory, compliance and disclosure obligations or risks that they present. In accordance with Rule 18f-4, the Fund considers short sales to be derivatives.
Reverse Repurchase Agreements
Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Fund would assume the role of seller/borrower in the transaction. The Fund will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund’s use of reverse repurchase agreements is governed in accordance with the requirements of Rule 18f-4.

Options
The Fund may purchase put and call options and write (i.e., sell) put and call options on individual securities, baskets of securities, securities indexes, or particular measurements of value or rates, such as an index of the price of treasury securities or an index representative of short-term interest rates to increase gains or to hedge against the risk of unfavorable price movements. The Fund may make such investments on exchanges and in the OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but are subject to greater credit risk. OTC options also involve greater illiquidity risk.
The Fund may purchase call options on any of the types of securities or instruments in which it may invest. A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. The Fund may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.
The Fund may write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A call option written by the Fund on a security is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.
The Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Fund will lose the difference.
The Fund may write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, when such put options are covered. A put option is “covered” if the Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.
The Fund may also write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited cash collateral equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.
If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.
The Fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund would realize a loss from a closing transaction if the price of the transaction were more than the premium received from writing the option or less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.
An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.
In addition to options on securities, the Fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.
Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase these options unless the Manager is satisfied with the development, depth and liquidity of the market and the Manager believes the options can be closed out.
Price movements in the Fund’s securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of the Manager to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, the Manager might be forced to liquidate Fund securities to meet settlement obligations.
Although the Manager will attempt to take appropriate measures to minimize the risks relating to any trading by the Fund in put and call options, there can be no assurance that the Fund will succeed in any option trading program it undertakes.
Futures
The Fund may enter into futures contracts on stock indexes and purchase and sell call and put options on these futures contracts. These practices are deemed to be speculative and may cause the net asset value of the Fund to be more volatile than the net asset value of a fund that does not engage in these activities.

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.
Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund’s net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the fund to substantial losses.
Successful use of futures by the Fund also is subject to the Manager’s ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.
Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position.
A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, the Fund may use index futures as a substitute for a comparable market position in the underlying securities.
If the Fund uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such “over hedging” or “under hedging” may adversely affect the Fund’s net investment results if market movements are not as anticipated when the hedge is established.
An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price during the term of the option. The Fund would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Fund’s securities which were the subject of the hedge. In addition, any purchase by the Fund of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.
The Fund’s use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC (see “Regulation of Derivatives” above) and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, or that delivery will occur.
The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund’s total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.
Foreign Currency Transactions
The Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. The currency exposure of the Fund’s portfolio typically will be unhedged to the U.S. dollar.
Foreign currency transactions may involve, for example, the Fund’s purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. The Fund’s success in these transactions may depend on the ability of the Manager to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.
Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

Swap Transactions
The Fund may engage in swap transactions, including currency swaps (discussed above under “Foreign Currency Transactions”), index swaps and total return swaps. The Fund may enter into swaps for both hedging purposes and to seek to increase total return. The Fund also may enter into options on swap agreements, sometimes called “swaptions.”
Swap agreements are two-party OTC contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.
Most swap agreements entered into by the Fund are cash settled and calculate the obligations of the parties to the agreement on a “net basis.” Thus, the Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Fund.
Total Return Swaps: In a total return or “equity” swap agreement, one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The underlying reference asset of a total return swap may include an individual security, a basket of securities, an equity index, loans or bonds. Total return swaps on an individual security, basket of securities or securities indices may sometimes be referred to as “contracts for difference.” Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Upon entering into a total return swap, the Fund is required to deposit initial margin but the parties do not exchange the notional amount. As a result, total return swaps may effectively add leverage to the Fund’s portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.
Options on Swaps (“Swaptions”): A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
With respect to uncleared swaps, swap dealers are required to collect variation margin from the Fund and may be required by applicable regulations to collect initial margin from the Fund. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under applicable regulations.
The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of the

Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
The Fund will enter into swap agreements only when the Manager believe it would be in the best interests of the Fund to do so. In addition, the Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).
Firm Commitment Agreements and When-Issued Purchases
Firm commitment agreements and “when-issued” purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When the Fund purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. Rule 18f-4 permits the Fund to enter into firm commitment agreements and when-issued purchases, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the transaction meets the Delayed-Settlement Securities Provision. If a firm commitment agreement or when-issued purchase does not satisfy the Delayed-Settlement Securities Provision, it will be treated as a derivative transaction under Rule 18f-4.
Combined Transactions
The Fund may enter into multiple derivatives transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, swaps, structured notes and any combination of futures, options, swaps, currency and interest rate transactions (“component transactions”), to the extent permissible under its fundamental investment restrictions, instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
Crypto Assets
Crypto assets (also referred to as “digital assets”) are assets that exist in a digital form and may act as a store of wealth, a medium of exchange or an investment asset. Crypto assets are an emerging asset class. There are thousands of crypto assets, the most well-known of which is bitcoin. The Fund will not invest directly in crypto assets. To the extent consistent with its fundamental investment restrictions, the Fund may invest in (i) issuers who have begun to accept crypto assets for payment of services, use crypto assets as reserve assets or invest in crypto assets, (ii) securities of issuers which provide crypto asset-related services, (iii) cash-settled bitcoin futures contracts and cash-settled ether futures contracts traded on the Chicago Mercantile Exchange, (iv) investment vehicles that invest directly in crypto assets, or (v) investment vehicles, such as exchange-traded funds (“ETFs”), that have indirect exposure to crypto assets by investing in the foregoing.
Crypto assets are not backed by any government, corporation, or other identified body. Rather, the value of a crypto asset is determined by other factors, such as the perceived future prospects or the supply and demand for such crypto asset in the global market for the trading of crypto assets. Such trading markets are not registered as exchanges under Section 6 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), are generally unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, registered, regulated exchanges for securities, derivatives and currencies. The value of a crypto asset may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other crypto assets. An issuer that owns crypto assets may experience custody issues, and may lose its crypto asset holdings through theft, hacking, and technical glitches in the applicable blockchain. The Fund may experience losses as a result of the decline in value of its securities of issuers that own crypto assets or which provide crypto asset-related services. If an issuer that owns crypto assets intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.
Factors affecting the further development of crypto assets include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of crypto assets and other digital assets; the developing regulatory environment relating to crypto assets, including the characterization of crypto assets as currencies, commodities, or securities, the tax treatment of crypto assets, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, crypto asset networks and the platforms on which crypto assets trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a crypto asset; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one crypto asset may lead to a loss in confidence in, and thus decreased usage and/or value of, other crypto assets.
Crypto asset trading platforms may be operating out of compliance with applicable laws and regulations. Such crypto asset trading platforms are, or may become, subject to enforcement actions by regulatory authorities. Any such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy.
Borrowing
The Fund may borrow from banks for temporary or emergency purposes. In addition, the Fund may borrow money from banks to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Fund’s shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. In accordance with the 1940 Act, the Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of its borrowings. Maintaining asset coverage of 300% means that the Fund’s liabilities may comprise up to a third of its assets. For example, if the Fund had $100 in total assets, and the Fund borrowed $50, the Fund’s total assets would be $150, and its liabilities would be $50. The Fund would have 300% asset coverage. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s securities. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Interfund Loans
The SEC has granted an exemption permitting the funds advised by Alger Management to participate in an interfund lending program. This program allows the funds to borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, a Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds, and a Fund may borrow in an amount up to 10% of its net assets from other funds. If the Fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds. The ability of the Fund to lend cash to or borrow cash from other funds is subject to certain other terms and conditions. The Board is responsible for overseeing the Trust’s participation in the interfund lending program.

Exchange-Traded Funds
To the extent otherwise consistent with its investment policies and applicable law, these Funds may invest in ETFs, which are typically open-end funds or unit investment trusts whose shares are listed on a national stock exchange.
Investments in ETFs subject the Fund to the risks of the ETF, as well as the risks of the ETF’s portfolio securities. In addition, the values of ETFs are subject to change as the values of their respective component securities or commodities fluctuate according to market volatility.
Shares of ETFs may at times be acquired at market prices representing premiums to their net asset values (“NAVs”). In addition, ETFs held by the Fund could trade at a discount from NAV, and such discount could increase while the Fund holds the shares. If the market price of shares of an ETF decreases below the price that the Fund paid for the shares and the Fund were to sell its shares of such ETF at a time when the market price is lower than the price at which it purchased the shares, the Fund would experience a loss.
In addition, if the Fund acquires shares in ETFs, including affiliated ETFs, shareholders would bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such ETF. Such expenses, both at the Fund level and acquired ETF level, would include management and advisory fees, unless such fees have been waived by the Manager. Please see your Fund’s Prospectuses to determine whether any such management and advisory fees have been waived by the Manager.
Master Limited Partnerships
The Fund may invest in master limited partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. MLPs generally have two classes of owners, the general partner and limited partners. The general partner typically controls the partnership’s operations and management. The Fund may purchase publicly traded common units issued to limited partners of MLPs. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax; rather, its income, gain or losses pass through to common unitholders. The value of an MLP generally fluctuates predominantly based on prevailing market conditions and the success of the MLP. Investments held by MLPs may be relatively illiquid, and MLPs themselves may trade infrequently and in limited volume. MLPs involve the risks related to their underlying assets, and risks associated with pooled investment vehicles.
Initial Public Offerings (“IPOs”)
The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. IPOs have the potential to produce substantial gains. There is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so. In addition, as the Fund increases in size, the impact of IPOs on its performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.
Venture Capital and Private Equity Investments
The Fund may identify investment opportunities that are not yet available in the public markets and that are accessible only through private equity investments, including private investments in public equities (“PIPEs”). To capitalize on such opportunities, the Fund may invest in venture capital or private equity funds, direct private equity investments, PIPEs, and other investments that the Manager determines to have limited liquidity (“Special Investment Opportunities”). Special Investment Opportunities involve an extraordinarily high degree of business and financial risk and can result in substantial or complete losses. There may be no trading market for Special Investment Opportunities, and the sale or transfer of such securities may be limited or prohibited by contract or legal requirements, or may be dependent on an exit strategy, such as an IPO or the sale of a business, which may not occur, or may be dependent on managerial assistance provided by other investors and their willingness to provide additional financial support. Some Special Investment Opportunities in which the Fund may invest may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. Such Special Investment Opportunities may face intense competition, including competition from companies with much greater financial resources, much more extensive development, production, marketing and service capabilities and a much larger number of qualified managerial and technical personnel. The Fund can offer no assurance that the marketing efforts of any particular Special Investment Opportunity will be successful or that its business will succeed. Positions in Special Investment Opportunities may be able to be liquidated, if at all, only at disadvantageous prices. As a result, a Fund that holds such positions may be required to do so for several years, if not longer, regardless of adverse price movements. Investment in Special Investment Opportunities may cause the Fund to be less liquid than would otherwise be the case.
With respect to PIPE transactions, PIPE investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. Because the sale of the securities is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company typically agrees as part of the PIPE deal to register the restricted securities with the SEC. PIPE securities may be deemed illiquid.
Real Estate Investment Trusts (“REITs”)
The Fund may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.
REITs are subject to management fees and other expenses, and the Fund will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the 1940 Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio which is comprised of REIT shares. Ordinary REIT dividends received by the Fund and distributed to the Fund’s shareholders will generally be taxable as ordinary income and will not constitute “qualified dividend income.” However, for tax years beginning after December 31, 2017 and before January 1, 2026, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a regulated investment company may report dividends as eligible for this deduction to the extent the regulated investment company’s income is derived from ordinary REIT dividends (reduced by allocable regulated investment company expenses). A shareholder may treat the dividends as such provided the regulated investment company and the shareholder satisfy applicable holding period requirements.
REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.
Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.
Cyber Security Risk
With the increasing use of the internet and technology in connection with Fund operations, the Fund and its service providers are susceptible to greater operational and information security risks through breaches of cyber security. Cyber security breaches include stealing or corrupting data maintained online or digitally, “denial of service” attacks on websites, the unauthorized monitoring, misuse, loss, destruction or corruption of confidential information, unauthorized access to systems, compromises to networks or devices that the Fund and its service providers use to service Fund operations, and operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber security breaches affecting the Fund or any of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in financial losses or the inability of Fund shareholders to transact business. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management programs designed to mitigate or prevent the risk of cyber security breaches. Such costs may be ongoing because threats of cyber attacks are constantly evolving. Issuers of securities in which the Fund invests are also subject to similar cyber security risks, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such companies to lose value. There can be no assurance that the Fund or its service providers, or the issuers of the securities in which the Fund invests, will not suffer losses relating to cyber security breaches in the future. In addition, the Fund has no control over the cybersecurity protections established by its service providers or third-party vendors. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.
London Interbank Offered Rate (“LIBOR”) Replacement and Other Reference Rates
LIBOR was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Effective June 30, 2023, the regulatory authority that oversees financial services firms and financial markets in the UK stopped compelling or inducing banks to submit LIBOR rates. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (composed of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate ("SOFR"), a broad measure of secured overnight U.S. Treasury repo rates, to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate.
On March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act (the "LIBOR Act") was signed into law in the United States, which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. Between July 1, 2023 and September 30, 2024, the UK Financial Conduct Authority published 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts.
The Fund has either (i) added provisions to its contracts to fall back to SOFR following the discontinuation of U.S. dollar LIBOR rates, or (ii) will fall back to either SOFR pursuant to the LIBOR Act for U.S. contracts or a synthetic LIBOR rate for non-U.S. contracts. However, there is no assurance that the composition or characteristics of SOFR or any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability. This, in turn, may affect the value or liquidity or return on certain Fund investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., European Interbank Offer Rate (“EURIBOR”) or Sterling Overnight Interbank Average Rate (“SONIA”)) and other indexes, rates and values that may be used as "benchmarks" and are the subject of recent regulatory reform. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund.
Investment Restrictions
The investment restrictions numbered 1 through 8 below have been adopted by the Trust with respect to the Fund as fundamental policies. Under the 1940 Act, a “fundamental” policy may not be changed without the vote of a “majority of the outstanding voting securities” of the Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a Fund meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares. The Fund’s investment objective is a non-fundamental policy, which may be changed by the Board at any time. For the Fund:
1. Except as otherwise permitted by the 1940 Act (which currently limits borrowing to no more than 33 1∕3% of the value of the Fund’s total assets), or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not borrow money.
2. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities.
3. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not lend any securities or make loans to others. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund.
4. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies. For purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.
5. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not purchase, hold or deal in real estate, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

6. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.
7. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.
8. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not (a) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund’s total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation, nor (b) hold more than 10% of the outstanding voting securities of any single issuer (this restriction applies only with respect to 75% of the Fund’s total assets).
Notations Regarding the Investment Restrictions
The following notations are not considered to be part of the Fund’s fundamental investment restrictions and are subject to change without shareholder approval.
Except in the case of the percentage limitation set forth in Investment Restriction No. 1 and as may be stated otherwise, the percentage limitations contained in the foregoing restrictions and in the Fund’s other investment policies apply at the time of purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund’s assets will not constitute a violation of the restriction. With respect to the percentage limitation set forth in Investment Restriction No. 1, however, if borrowings exceed 33 1∕3% of the value of the Fund’s total assets as a result of a change in values or assets, the Fund shall take steps to reduce such borrowings within three days (not including Sundays and holidays) thereafter at least to the extent of such excess.
For purposes of Investment Restriction No. 7, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in Investment Restriction No. 7 will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: the purchase of government securities, domestic bank deposit instruments, or tax-exempt securities issued by governments or their political subdivisions (excluding private activity municipal debt securities), or as otherwise permitted by the SEC. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. With respect to the Fund’s industry classifications, the Fund currently utilizes the classifications of any one or more third party sources and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.
Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for the Fund are made by the Manager, which also is responsible for placing these transactions, subject to the overall review of the Board. Although investment requirements for the Fund are reviewed independently from those of the other accounts or funds managed by the Manager, investments of the type the Fund may make may also be made by these other accounts or funds. When the Fund and one or more other funds or other accounts managed by the Manager are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Manager to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Transactions in equity securities are in most cases effected on U.S. and foreign stock exchanges or in over-the-counter markets and involve the payment of negotiated brokerage commissions. Where there is no stated commission, as in the case of certain securities traded in the over-the-counter markets, the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.
In the Manager’s view, companies continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation. As a result, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is the Manager’s philosophy to pursue the Fund’s investment objective by managing the Fund actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing a Fund’s brokerage and custodial expenses.
To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Board has determined that  Fund portfolio transactions may be executed through Fred Alger & Company, LLC (“Alger LLC” or the “Distributor”), a registered broker-dealer, if, in the judgment of the Manager, the use of Alger LLC is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger LLC charges the Fund involved a rate consistent with that which other broker-dealers charge to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.
In selecting brokers or dealers to execute portfolio transactions on behalf of the Fund, the Manager seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Manager will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Manager is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in Section 28(e) of the Securities Exchange Act, provided to the Fund involved and/or other funds and accounts over which the Manager or its affiliates exercise investment discretion to the extent permitted by law. The Manager’s fees under its agreements with the Fund are not reduced by reason of its receiving brokerage and research services. The Board will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Fund. Neither Alger LLC nor its affiliates engage in principal transactions with the Fund and, accordingly, receive no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.As a newly formed fund, the Fund does not have any holdings in securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act)
Disclosure of Portfolio Holdings
The Board has adopted policies and procedures relating to disclosure of the Fund’s portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Fund.
Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Fund’s shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund) are acceptable.

The Fund makes its full holdings available on Form N-CSR and after the first and third fiscal quarters as an exhibit to their regulatory filings on Form N-PORT. These regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Fund’s fiscal quarter.
In addition, the Fund makes publicly available its respective month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Fund provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Fund’s Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.
In addition to material the Fund routinely provides to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information may include, but not be limited to, relative weightings and characteristics of the Fund portfolio versus an index (such as P/E (or price to book) ratio), EPS forecasts, alpha, beta, capture ratio, maximum drawdown, standard deviation, Sharpe ratio, information ratio, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Fund at (800) 992-3863 to obtain such information.
The Fund provides its portfolio holdings on a daily basis, with no lag, to each of Abel Noser, Alpha Theory, Bloomberg, Factset, Security Class Action Services, LLC, and William O’Neil + Co. Inc. The Fund has ongoing arrangements to provide its portfolio holdings to each of Callan Associates, Epiq eDiscovery Solutions, Inc., Equest, eVestment Alliance, LLC, Fascet LLC, ICE Data Services, InsiderScore, Mercer Investment Consulting, Morningstar, Oppenheimer, PSN, S&P Global Inc., RBC Capital Markets, Refinitiv US LLC, ReFlow Fund, LLC, Renaissance Macro, Seismic, Synergy Capital Management, Vantagepoint Investment Management, Inc., and Wilshire. Neither the Fund nor any other person is directly compensated for such disclosure, although certain persons receiving such disclosure may be investors in the Fund and may therefore be subject to fees applicable to all shareholders. Alger Management also manages accounts for individuals and institutions. Holders of these accounts may own many of the same securities as the Fund, and therefore may be generally aware of the portfolio holdings of the Fund.
Net Asset Value

The price of one share of a class is based on its net asset value or “NAV.” The NAV is computed by adding the value of the Fund’s investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of shares of the class outstanding. The NAV of a share of a given class may differ from that of one or more other classes of the Fund. NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open.
Purchases of shares will be based upon the next net asset value calculated for each class after your order is received and accepted by the Transfer Agent or other designated intermediary. If your purchase is made by check, wire or exchange and is received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day.

The NYSE is generally open on each Monday through Friday, except New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
The assets of the Fund are generally valued on the basis of market quotations. Securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, at a price within the bid and asked price or the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued may be used. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by Alger Management, as the Board’s valuation designee.
Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Developments that occur between the close of these markets (generally foreign markets) and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the Manager, pursuant to policies established by the Board, believes to be fair values of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.
The valuation of money market instruments with maturities of 60 days or less held by the Fund is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
Classes of Shares

The classes of shares offered by the Fund are listed on the cover page of this Statement of Additional Information. Class Z Shares are generally offered only to institutional investors. Class Z Shares may also be available on brokerage platforms of firms that have agreements with Alger LLC to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Z Shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Class A Shares are generally subject to a front-end load. Class Z Shares are not subject to a sales charge of any kind. Class A Shares are subject to distribution and/or service fees.
From time to time, Alger LLC may reallow to brokers or financial intermediaries all or substantially all of the initial sales charge on Class A Shares. To the extent that it does so, such persons may be deemed to be underwriters of the Fund as defined in the Securities Act.
Current total return figures may be obtained by calling Alger Funds at (800) 992-3863 or on the Fund’s website at www.alger.com.
Purchase and Redemption of Shares

PURCHASES
Shares of the Fund are offered continuously by the Trust and are distributed on a best efforts basis by Alger LLC as principal underwriter for the Fund pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, Alger LLC bears all selling expenses, including the costs of advertising and of printing prospectuses and distributing them to prospective shareholders.
The Funds do not accept cash or cash equivalents for share purchases. Third-party checks will not be honored except in the case of employer-sponsored retirement plans. You will be charged a fee for any check returned by your bank. Purchases made through ACH (Automated clearing house) are subject to a maximum limit of $50,000.

Orders received by the Trust’s transfer agent or other designated intermediary are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Fund are effected at the net asset value per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See “Net Asset Value.” All orders for the purchase of shares are subject to acceptance or rejection by the Trust. Payment for redemptions will be made by the Trust’s transfer agent on behalf of the Trust and the Fund within seven days after the request is received.
Investors may exchange stock of companies acceptable to Alger Management for shares of the Fund with a minimum of 100 shares of each company generally being required. The Trust believes such exchange provides a means by which holders of certain securities may invest in the Fund without the expense of selling the securities in the open market. The investor should furnish, either in writing or by telephone, to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a letter of transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the letter of transmittal to the Custodian of the Fund’s assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Fund’s securities are valued each day. Shares of the Fund having an equal net asset value as of the close of the same day will be registered in the investor’s name. Applicable sales charges, if any, will apply, but there is no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.
Confirmations and Account Statements
All of your transactions through the Transfer Agent, UMB Fund Services, Inc., will be confirmed on separate written transaction confirmations (other than Automatic Investment Plan transactions) and on periodic account statements. You should promptly and carefully review the transaction confirmations and periodic statements provided to you and notify the Transfer Agent in writing of any discrepancy or unauthorized account activity. Any information contained on transaction confirmations and account statements will be conclusive unless you notify the Transfer Agent of an apparent discrepancy or unauthorized account activity within ten (10) business days after the information is transmitted to you. If you purchase Fund shares through a financial intermediary, you should contact your financial intermediary for information regarding any apparent discrepancies or unauthorized activity in your account.
Distribution Plans
As stated in the Prospectuses, in connection with the distribution and shareholder servicing activities of Alger LLC in respect of the Fund’s Class A Shares the Trust has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Shareholders of Class A Shares of the Fund adopted a Plan, or approved an amendment to the Plan, between January and September of 2007, or when the class commenced operations, if later.
The Plan authorizes the Trust to pay Alger LLC, on behalf of the Fund, a shareholder servicing fee computed at an annual rate of up to 0.25% of the average daily net assets allocable to the Class A Shares of the Fund, and such fee shall be charged only to that class. The shareholder servicing fee is used by Alger LLC to provide compensation for ongoing servicing and/or maintenance of shareholder accounts and to cover an allocable portion of overhead and other Alger LLC and selected dealer office expenses related to the servicing and/or maintenance of shareholder accounts. Compensation will be paid by Alger LLC to persons, including Alger LLC employees, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund or who provide other similar services not otherwise required to be provided by the Fund’s Manager, Transfer Agent or other agent of the Fund.
The Fund has not paid Alger LLC for distribution services and/or shareholder servicing under the provisions of the Plan because the Fund is not yet in operation.

Alger LLC has acknowledged that payments under the Plans are subject to the approval of the Board and that the Fund is not contractually obligated to make payments in any amount or at any time, including payments in reimbursement of Alger LLC for expenses and interest thereon incurred in a prior year.
Under their terms, the Plans remain in effect from year to year, provided such continuation is approved in each case annually by vote of the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) and a majority of the Trustees who have no direct or indirect financial interest in the operation of the Plan. A Plan may not be amended to increase materially the amount to be spent for the services provided by Alger LLC without the approval of shareholders of the applicable class, and all material amendments of a Plan must be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to the class of shares of the Fund to which a Plan relates, by a vote of a majority of the outstanding voting securities of the class, on not more than 30 days’ written notice to any other party to the Plan. If a Plan is terminated, or not renewed with respect to any one or more series of the Trust, including the Fund, it may continue in effect with respect to the class of shares of any other series of the Trust as to which it has not been terminated, or has been renewed. Alger LLC provides to the Board quarterly reports of amounts expended under each Plan and the purpose for which such expenditures were made.
Alger LLC does not have any selling expenses with respect to the Fund because the Fund is not yet in operation.
Expenses of the Fund
Subject to any expense limitations described in the Fund’s Prospectuses, the Fund will bear its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Alger Management, including investment advisory fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, Class A Shares of the Fund may pay Alger LLC for expenses incurred in distributing shares of that class and Class A Shares of the Fund may compensate Alger LLC for servicing shareholder accounts. Trustwide expenses not identifiable to any particular Fund or class will be allocated in a manner deemed fair and equitable by the Board. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Fund while retaining the ability to be paid by the Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.
Purchases Through Processing Organizations
You can purchase and redeem shares through a “Processing Organization,” which is a broker-dealer, bank or other financial institution that purchases shares of one or more Funds for its clients or customers. The Trust may authorize a Processing Organization to receive, or to designate other financial organizations to receive, purchase and redemption orders on a Fund’s behalf. In that case, the Fund will be deemed to have received an order when the Processing Organization or its intermediary receives it in good order, and the order will be processed based on the net asset value of the Fund next calculated after the order is received in proper form by the Processing Organization or its designee.
When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in classes of the Funds for shareholders who invest through a Processing Organization will generally be set by the Processing Organization. Processing Organizations may impose charges and restrictions in addition to or different from those applicable if you invest in the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with the applicable Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger LLC, or any of its affiliates.

Automatic Investment Plan (Class A)
While there is no charge to shareholders for this service, a fee will be deducted from a shareholder’s Fund account in the case of insufficient funds. A shareholder’s Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger LLC. Transfers from your bank account to a Trust-sponsored retirement account are considered current-year contributions. If the day of the month you select falls on a weekend or a NYSE holiday, the purchase will be made on the next business day. Class A Share purchases will remain subject to the initial sales charge.
Right of Accumulation (Class A)
Class A Shares of the Fund may be purchased by “any person” (which includes an individual, his or her spouse or domestic partner and children under the age of 21, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all Class A, Class B, and/or Class C Shares of The Alger Family of Funds then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.
Letter of Intent (Class A)
A Letter of Intent (“LOI”) contemplating aggregate purchases of $25,000 or more provides an opportunity for an investor to obtain a reduced Class A sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of a LOI, the “Purchase Amount” as referred to in the sales charge table in the Prospectus includes purchases by “any person” (as defined above) of all Class A, Class B, and/or Class C Shares of The Alger Family of Funds over the following 13 months. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of the LOI.
Purchases made by reinvestment of dividends or distributions of capital gains do not count towards satisfying the amount of the LOI. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the LOI when placing any purchase orders for the investor during the LOI period. Death or disability of the shareholder will not terminate the LOI.
The minimum initial investment under the LOI is 5% of the total LOI amount. Each investment in Class A Shares made during the period receives the reduced sales charge applicable to the total amount of the investment goal. Shares purchased with the first 5% of the total LOI amount will be held in escrow by the Transfer Agent to assure any necessary payment of a higher applicable sales charge if the investment goal is not met. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.
REDEMPTIONS
The right of redemption of shares of the Fund may be suspended or the date of payment postponed for more than seven days (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund’s investments or determination of its net asset values not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund’s shareholders.
As discussed under “Investment Strategies and Policies—Borrowing”, large redemption requests may exceed the cash balance of the Fund and the Fund may engage in borrowing to meet redemptions. In such cases, amounts borrowed may or may not be repaid with subscriptions to the Fund while such borrowings are outstanding.
No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Telephone Redemptions
Direct investors automatically have the ability to make redemptions by telephone unless you refuse the telephone redemption privilege. To sell shares by telephone, please call (800) 992-3863. Redemption requests received prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) will generally be mailed on the next business day. Shares issued in certificate form are not eligible for this service.
Redemption proceeds are mailed to the address of record. Any request for redemption proceeds to be sent to the address of record must be in writing with the signature(s) guaranteed if made within 30 days of changing your address.
The Trust and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If an investor purchases shares directly from the Trust and the Trust and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.
Redemptions in Kind
Payment for shares tendered for redemption is ordinarily made in cash. However, the Board has adopted procedures which provide that if the Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment of a redemption order wholly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities for the purposes of making in-kind redemptions will be the same as the method the Fund generally uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined. If the Fund pays large redemptions in cash, these transactions may increase the Fund’s transaction costs and detract from the Fund’s performance. Large purchases pose similar risks.
Securities for in kind redemptions will generally be selected on a pro rata basis pursuant to the Trust’s procedures. However, in certain circumstances, and in accordance with the Trust’s procedures, the Manager may instead select securities for in kind redemptions on a non-pro rata basis. These circumstances include managing and optimizing the Fund’s portfolio composition and operational considerations such as restricted securities.
Contingent Deferred Sales Charge (Class A)
With respect to Class B Shares, there is no initial sales charge on purchases of shares of any Fund, but a CDSC may be charged on certain redemptions. The CDSC is imposed on any redemption that causes the current value of your account in the Class B shares of the Fund to fall below the amount of purchase payments made during a six-year holding period.
Certain Class A Shares also are subject to a CDSC. Those Class A Shares (as well as when combined with all other Class A Shares of The Alger Family of Funds) purchased in an amount of $1 million or more which have not been subject to the class’s initial sales charge and which have not been held for a full year may be subject to a CDSC of 1% at the time of redemption.
Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase.
For purposes of the CDSC, it is assumed that the shares of the Fund from which the redemption is made are the shares of the Fund which result in the lowest charge, if any.
Redemptions of shares of the Fund are deemed to be made first from amounts, if any, to which a CDSC does not apply. There is no CDSC on redemptions of (i) amounts that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains.
Waivers of Sales Charges (Class A)
No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A Shares by:
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employees of the Distributor and its affiliates,

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Individual Retirement Accounts (“IRAs”), Keogh Plans and employee benefit plans for those employees and
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spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees;
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accounts managed by the Manager,
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employees, participants and beneficiaries of those accounts,
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IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and
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spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries;
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directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor;
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employee benefit or retirement plans or charitable accounts, including, but not limited to, Individual Retirement Accounts, Keogh Plans, 401(k) plans, profit-sharing pension plans, defined benefit plans, Taft-Hartley multiemployer pension plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans subject to the Employee Retirement Income Security Act of 1974, as amended, other than employee benefit or retirement plans or charitable accounts that purchase Class A Shares through brokerage relationships in which sales charges are customarily imposed;
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an investment company registered under the Investment Company Act of 1940, as amended, in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction;
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registered investment advisers for their own accounts;
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certain registered investment advisers, banks, trust companies and other financial institutions (including broker-dealers) that have an agreement in place with the Distributor (see Appendix A — Waivers and Discounts Available from Intermediaries in the Prospectus for a list of such entities), as long as the orders for the shares were placed on behalf of their clients;
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certain financial intermediaries offering self-directed investment brokerage accounts that have an agreement in place with the Distributor (see Appendix A — Waivers and Discounts Available from Intermediaries in the Prospectus for a list of such entities);
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a financial institution as shareholder of record on behalf of:
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investment advisers or financial planners trading for their own accounts or the accounts of their clients, and who charge a separate fee for their services, and
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clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution;
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a financial institution as shareholder of record on behalf of retirement and deferred compensation plans and trusts used to fund those plans;
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registered representatives of broker-dealers that have an agreement in place with the Distributor, for their own accounts and their spouses, children, siblings and parents;
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children or spouses of individuals who died in the terrorist attacks of September 11, 2001 made directly at the Fund;
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shareholders of Alger Global Equity Fund as of January 21, 2005 purchasing Class A Shares directly from the Fund for their existing accounts;
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investors purchasing Class A Shares of the Alger Family of Funds when those purchases are made directly from the Fund (including shareholders of Class N Shares as of September 23, 2008); and

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investors purchasing Class A Shares directly from the Fund which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate, when such Class A Shares are redeemed within 12 months of purchase.
Investors purchasing Class A Shares who may be entitled to one of the foregoing waivers should consult with their financial advisers as to their eligibility, and are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. The Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for waivers. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.
Certain Waivers of the Contingent Deferred Sales Charge (Class A)
Any CDSC which otherwise would be imposed on redemptions of Fund shares will be waived with respect to (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70½); (ii) required distributions from an Individual Retirement Account (“IRA”) following the attainment of age 70½ or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70½; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Trust of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed “disabled” if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.
Shareholders claiming a waiver must assert their status at the time of redemption.
Systematic Withdrawal Plan (Class A)
A systematic withdrawal plan (the “Withdrawal Plan”) is available to shareholders who own shares of the Fund with a value exceeding $10,000 and who wish to receive specific amounts of cash periodically. Withdrawals of at least $50 monthly (but no more than one percent of the value of a shareholder’s shares in the Fund) may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder’s investment in the Fund, there will be a reduction in the value of the shareholder’s investment and continued withdrawal payments may reduce the shareholder’s investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund.
Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificated form must deposit their share certificates of the Fund from which withdrawals will be made with the Transfer Agent, as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Fund. For additional information regarding the Withdrawal Plan, contact the Fund.
Signature Guarantees
The Transfer Agent has adopted standards and procedures pursuant to which Medallion Signature Guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, and national securities exchanges, that are participants in the New York Stock Exchange Medallion Signature Program (MSP), the Securities Transfer Agents Medallion Program (STAMP), and the Stock Exchanges Medallion Program (SEMP).

REFLOW LIQUIDITY PROGRAM
The Fund may participate from time to time in a program offered by ReFlow Fund, LLC (“ReFlow”). Pursuant to the program and subject to certain conditions, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by purchasing Fund shares at NAV in an amount up to the value of the net shares redeemed. Following purchases of Fund shares, ReFlow then redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at the Fund’s or ReFlow’s discretion. While ReFlow holds the Fund’s shares, it has the same rights and privileges with respect to those shares as any other shareholder. However, investments in the Fund by ReFlow in connection with the ReFlow program are not subject to the purchase and sale limitations described in “Limitations on Excessive Trading” in your Fund’s Prospectus.
In the event the Fund uses the ReFlow program, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s investment objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow purchases the Fund’s lowest-cost share class at NAV and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund. When ReFlow redeems all or part of a position in the Fund, the Fund may pay all or a portion of such redemption in kind. The Fund expects that in-kind redemptions will comprise a significant portion of redemptions paid to ReFlow. Such in-kind redemptions will be made in accordance with the Fund’s redemption-in-kind policies, described in "Purchase and Redemption of Shares—Redemptions—Redemptions in Kind" in this SAI.
Exchanges

Except as noted below, shareholders may exchange some or all of their Fund shares for shares of the same class of another fund in The Alger Family of Funds. One class of shares may not be exchanged for another class of shares, except that in limited circumstances certain accounts will be permitted an exchange from one class to another, including, but not limited to, from Class A Shares to Class Z Shares. Once an initial sales charge has been imposed on a purchase of Class A Shares, no additional charge is imposed in connection with their exchange. For example, a purchase of Class A Shares of the Fund and subsequent exchange to Class A Shares of any other fund in the Alger Family of Funds would not result in the imposition of an initial sales charge at the time of exchange. No CDSC is assessed in connection with exchanges of the same class; however, the original CDSC holding period will carry over to the acquired shares.
An exchange from one fund to another fund is generally a taxable event, and may generate capital gains or losses for federal income tax purposes. The exchange of shares of one class of the Fund into shares of another class of the Fund, however, is generally not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. Shareholders are advised to consult with their own tax advisers with respect to the particular tax consequences of an exchange.
Investors who hold shares directly automatically have the ability to make exchanges by telephone unless you refuse the telephone exchange privilege. Exchanges can be made among funds of the same class of shares for identically registered accounts. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares.
The Trust reserves the right to terminate or modify the exchange privilege upon notice to shareholders.
Management

Trustees and Officers of the Trust
The Trust is governed by the Board which is responsible for protecting the interests of shareholders under Massachusetts law.

The Board has two standing committees: an Audit Committee and a Nominating Committee. The Audit Committee oversees (a) the Fund’s accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of the Fund’s financial statements and the independent audit thereof. The members of the Audit Committee are Charles F. Baird, Jr., David Rosenberg and Nathan E. Saint-Amand. The Audit Committee met five times during the Trust’s last fiscal year. The function of the Nominating Committee is, among other things, to select and nominate all candidates for election as Independent Trustees to the Board. The Nominating Committee, which met three times during the Trust’s last fiscal year, is composed of all the Independent Trustees.
While the Nominating Committee expects to be able to identify a sufficient number of qualified candidates on its own, it will consider nominations from shareholders that are submitted in writing to the Secretary of the Trust, c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, New York 10004. Any submission should include the following information as to each individual proposed for election or re-election as Trustee: the name, age, business address, residence address and principal occupation or employment of such individual, the class and number of shares of stock of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an “interested person” (as defined in the 1940 Act) of the Trust, and information regarding such individual that is sufficient, in the discretion of the Nominating Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in a solicitation of proxies for election of Trustees of a registered investment company in an election contest pursuant to Regulation 14A under the Securities Exchange Act (including such individual’s written consent to being named in a proxy statement as a nominee and to serving as a Trustee (if elected)). Any such submission must also be submitted by such date and contain such information as may be specified in the Trust’s By-laws.
Board’s Risk Oversight Role
Risk oversight is part of the Board’s general oversight of the Trust. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, liquidity risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager’s Chief Investment Officer (or a senior representative of his office) and portfolio management personnel, which include reports on the investment performance of the Fund.
The Board receives regular compliance reports prepared by the Trust’s and the Manager’s Chief Compliance Officer and meets regularly with the Chief Compliance Officer to discuss various compliance matters, including compliance risks. In accordance with SEC rules, the Independent Trustees meet regularly in executive session with the Trust’s and the Manager’s Chief Compliance Officer, and the Chief Compliance Officer prepares and presents an annual written compliance report to the Board. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact with the Trust’s independent registered public accounting firm and the Trust’s Principal Financial Officer.
With respect to liquidity risk, the Board reviews, no less frequently than annually, a written report prepared by the Manager as the administrator of the Trust’s liquidity risk management program that addresses the operation of the program and assesses its adequacy and effectiveness of implementation. The Board also receives regular liquidity reports. With respect to valuation risk, the Board oversees the Manager in its role as valuation designee and reviews periodic reporting addressing valuation matters with respect to the Fund, including the Manager’s annual assessment of the adequacy and effectiveness of its process for determining the fair value of the Fund’s portfolio securities.
The Board also receives periodic presentations from senior personnel of the Manager regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas. The Board also may receive special reports or presentations on a variety of matters, either upon the Board’s request or upon the initiative of the Manager. The Board receives reports from counsel to the Trust or counsel to the Manager and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investment activities.

Board Composition and Leadership Structure
The 1940 Act requires that at least 40% of the Trust’s trustees be Independent Trustees and as such not be affiliated with the Manager. To rely on certain exemptive rules under the 1940 Act, a majority of the Trust’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 86% of the Trust’s Trustees, including the Chair of the Board, are Independent Trustees. The Chair of the Board chairs Board meetings and executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their counsel. The Board has determined that its leadership structure, in which the Chair of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager provides to the Trust and potential conflicts of interest that could arise from this relationship.
Trustees of the Trust, together with information as to their positions with the Trust, and principal occupations, are shown below.
Name, (Year of Birth), and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Interested Trustee(2):
Hilary M. Alger (1961)	Trustee since 2003	Non-profit Fundraising Consultant since 2015, Schultz & Williams; Non-profit Fundraising Consultant since 2014, Hilary Alger Consulting; Emeritus Trustee since 2020 and Trustee from 2013 to 2020, Philadelphia Ballet; School Committee Member from 2017 to 2023, Germantown Friends School; Trustee from 1995 to 2023, Target Margin Theatre.	33	Board of Directors, Alger Associates, Inc.
Non-Interested Trustees:
Charles F. Baird, Jr. (1953)	Trustee since 2000	Managing Partner of North Castle Partners (private equity securities group).	33
Jean Brownhill (1977)	Trustee since 2024	CEO and Founder since 2011, Swee10 Inc (home renovation referral company).	33	Board Member, The New Home Company Inc.; Board Member, HELP USA.
Susan L. Moffet (1966)	Trustee since 2024	Managing Director and Partner since 2014, and various other roles since 1993, Boston Consulting Group (“BCG”).	33	Board Member, Sequoia Parks Conservancy.

Name, (Year of Birth), and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Jay C. Nadel (1958)	Trustee since 2024	Self-Employed Consultant since 2004.	33
Chairman of the Board of
Trustees, City National
Rochdale Funds (7
funds); Trustee, The
Advisors’ Inner Circle
Fund III (56 funds),
Symmetry Panoramic
Trust (8 funds), Gallery
Trust (4 funds), Wilshire
Private Assets Master
Fund, Wilshire Private
Assets Fund, and Wilshire
Private Assets Tender
Fund; Director, Chiron
Capital Allocation Fund
Ltd., FS Alternatives
Fund (Cayman), FS
Managed Futures Fund
(Cayman), FS Real Asset
Fund (Cayman), and
Legal & General
Commodity Strategy
Fund Offshore Ltd.
Former Directorships:
Trustee, Schroder Global
Series Trust to 2021 (3
funds); Trustee, Schroder
Series Trust to 2022 (2
funds).

David Rosenberg (1962)	Trustee since 2007	Associate Professor of Law since August 2000, and Director of Robert Zicklin Center for Corporate Integrity since 2012, Zicklin School of Business, Baruch College, City University of New York.	33
Nathan E. Saint-Amand M.D. (1938)	Trustee since 1986	Medical doctor in private practice since 1970; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988.	33

(1)
The address of each Trustee is c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004.
(2)
Ms. Alger is an “interested person” (as defined in the 1940 Act) of the Trust by virtue of her ownership control of Alger Associates, Inc. (“Alger Associates”), which controls Alger Management and its affiliates.
(3)
“Alger Fund Complex” refers to the Trust and the five other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected. Each of the Trustees serves on the board of trustees of the other five registered investment companies in the Alger Fund Complex.
Information About Each Trustee’s Experience, Qualifications, Attributes or Skills
The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to have the skills, experience and judgment necessary to address the issues directors of investment companies confront in fulfilling their duties to fund shareholders. These skills include the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., medicine or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Trust’s or the Manager’s counsel; both Board and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.
The following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses (this supplements information provided in the table above), which the Board believes help the Trustees to exercise effective business judgment.
●
Hilary M. Alger — In addition to her tenure as a Board member of all of the Alger Fund Complex funds (some since 2003), Ms. Alger has over 25 years experience in development for non- profit entities, and prior to that, worked as a securities analyst at Alger Management. Ms. Alger owns securities issued by, and serves on the Board of Directors of, Alger Associates.
●
Charles F. Baird, Jr. — In addition to his tenure as a Board member of all of the Alger Fund Complex funds (some since 2000), Chair of the Board of all of the Alger Fund Complex funds since January 2024, and his service as member and, since 2023, Chair of the Audit Committee of the Trust, Mr. Baird has over 35 years experience as a business entrepreneur, primarily focusing on private equity securities. His extensive experience in the investment business provides in-depth knowledge of industry practices and standards.
●
Jean Brownhill — Ms. Brownhill has over 20 years of leadership experience. As the founder and chief executive officer (“CEO”) of her company, Sweeten, she led the development of a transformative marketplace in the construction industry, growing the platform from inception to managing nearly $3 billion in projects. Ms. Brownhill’s leadership focuses on integrating technology innovations and improving operational efficiencies, which have driven sustained, substantial growth. Additionally, she serves on public company, private company, and non-profit organization boards, applying her expertise in technology transformations and corporate governance to provide effective strategic oversights.
●
Susan L. Moffet — Ms. Moffet is an executive with over 20 years of operator, business strategy and deep functional experience. She brings strengths in building and scaling a tech organization at speed, building high performance teams, and driving organizational change. Ms. Moffet has broad experience in operations, financial planning, profit and loss oversight, talent strategy and risk management. She has had full accountability across the talent life cycle for BCG DV’s digital team including talent acquisition, compensation strategy and career development, as well as for assessing, purchasing and implementing technology and tools to support the business.
●
Jay C. Nadel — Mr. Nadel is a senior executive with a strong track record in overseeing and/or implementing process improvement and change management across a number of varied and diverse companies and industries. He has over 40 years of experience and knowledge of the financial services industry gained in a variety of leadership roles with an audit firm and various financial services firms. In addition, Mr. Nadel has served on numerous other fund and operating company boards.
●
David Rosenberg — In addition to his tenure as a Board member of all of the Alger Fund Complex funds since 2007, and his service on the Audit Committee of the Trust, Mr. Rosenberg has 20 years of experience as a professor of business law.
●
Nathan E. Saint-Amand, M.D. — In addition to his tenure as a Board member of all of the Alger Fund Complex funds (some since 1986), and his service on the Audit Committee of the Trust, Dr. Saint-Amand has been a medical doctor for over 45 years and has served on the boards of several non-profit entities.

Officers of the Trust, with information regarding their positions with the Trust and principal occupations, are shown below.
Name (Year of Birth), Position with Trust and Address(1)	Principal Occupations	Officer Since
Officers(2):
Hal Liebes (1964) President, Principal Executive Officer	Executive Vice President, Chief Operating Officer (“COO”), and Secretary, Alger Management; COO and Secretary, Alger Associates, Inc. and Weatherbie Capital, LLC; COO, Vice President, Secretary and Manager, Alger Group Holdings, LLC and Alger Capital, LLC; Director, Alger SICAV; Executive Director and Chairman, Alger Management, Ltd.; Manager and Secretary, Alger Apple Real Estate LLC; Manager, Alger Partners Investors I, LLC, Alger Partners Investors II, LLC, Alger Partners Investors KEIGF, Alger Partners Investors-Crossbay LLC and Redwood Investments, LLC; Secretary, Alger Boulder I LLC.	2005
Tina Payne (1974) Secretary, Chief Compliance Officer, Chief Legal Officer	Senior Vice President, General Counsel, Chief Compliance Officer (“CCO”) and Assistant Secretary, Alger Management; Senior Vice President, General Counsel and Secretary, Alger LLC; CCO, Alger Management, Ltd. and Redwood Investments, LLC; Assistant Secretary, Weatherbie Capital, LLC; Vice President and Assistant Secretary, Alger Group Holdings, LLC.	2017
Michael D. Martins (1965) Treasurer, Principal Financial Officer	Senior Vice President, Alger Management.	2005
Sergio M. Pavone (1961) Assistant Treasurer	Vice President, Alger Management.	2007
Christopher Hine (1978) Assistant Treasurer	Vice President, Alger Management since 2021. Formerly, Director of Accounting & Operations for International Value Advisers, LLC.	2025
Mia G. Pillinger (1989) Assistant Secretary	Vice President, Assistant General Counsel of Alger Management since 2024; Associate Counsel of Alger Management since 2020. Formerly, Associate at Willkie Farr & Gallagher, LLP.	2020
Sushmita Sahu (1981) AML Compliance Officer	Vice President, Alger Management.	2021

(1)
The address of each officer is c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004.
(2)
Each officer’s term of office is one year. Each officer serves in the same capacity for the other funds in the Alger Fund Complex.
No director, officer or employee of Alger Management or its affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Effective January 1, 2025, each Independent Trustee receives a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending meetings. The Independent Trustee appointed as Chair of the Board receives an additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who are not members of the Audit Committee but attend Audit Committee meetings will receive a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Effective January 1, 2022, the Trustees adopted a policy requiring Trustees to receive a minimum of 10% of their annual compensation in shares of the funds in the Alger Fund Complex.
Prior to January 1, 2025, each Independent Trustee received a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending meetings; the Chair of the Board received an additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Trustees and officers of the Trust are permitted to purchase shares of the Fund without the payment of any sales charge. Applicable sales charges are waived for these individuals because no selling effort by the Distributor is involved and in order to promote the alignment of such individuals’ economic interests with the Trust.

The Trust did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 2024. The following table provides compensation amounts paid to current Independent Trustees of the Trust for the fiscal year ended October 31, 2024.
Compensation Table
Name of Person	Aggregate Compensation from The Alger Funds±×	Total Compensation Paid to Trustee from The Alger Fund Complex±×
Charles F. Baird, Jr	$75,910	$200,400
Jean Brownhill	$30,397	$82,700
Susan L. Moffet	$30,503	$82,983
Jay C. Nadel	$30,397	$82,700
David Rosenberg	$67,577	$178,400
Nathan E. Saint-Amand	$67,577	$178,400

±
An additional $19,372 was paid by the Trust and $47,750 by the Alger Fund Complex for the fiscal year ended October 31, 2024, to a Trustee who retired effective December 31, 2023.
×
Mses. Brownhill and Moffet and Mr. Nadel became Trustees of the Trusts in August 2024 and therefore only received compensation from the Trusts for part of the most recently completed fiscal year.
The following table shows each current Trustee’s beneficial ownership as of December 31, 2024, by dollar range, of equity securities of the Fund and of all of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = over $100,000.
None of the Independent Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger LLC, or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger LLC. The table reflects Ms. Alger’s beneficial ownership of shares of the Fund, and of all funds in the Alger Fund Complex overseen by Ms. Alger as a Trustee, that are owned by various entities that may be deemed to be controlled by Ms. Alger.
Equity Securities of The Fund
	Hilary M. Alger	Charles F. Baird, Jr.	Jean Brownhill	Susan L. Moffet	Jay C. Nadel	David Rosenberg	Nathan E. Saint-Amand
International Small Cap Fund	A	A	A	A	A	A	A
Aggregate Equity Securities of Funds in the Alger Fund Complex	E	E	C	C	C	E	E
Investment Manager
Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 2024, Alger Management, Redwood, and their investment adviser affiliate Weatherbie Capital, LLC, had approximately $26.9 billion in assets under management. Alger Management is directly owned by Alger Group Holdings, LLC, a financial services holding company. Alger Group Holdings and Alger Management are indirectly controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own approximately 99% of the voting rights of Alger Associates, the parent company of Alger Group Holdings.
Alger Management serves as investment adviser to the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Alger Management (the “Advisory Agreement”), and under the supervision of the Board. The services provided by Alger Management under the Advisory Agreement include: making investment decisions for the Fund, placing orders to purchase and sell securities on behalf of the Fund, and selecting broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. Alger LLC may serve as the Fund’s broker in effecting most portfolio transactions on securities exchanges and can retain commissions in accordance with certain regulations of the SEC. Alger Management employs professional securities analysts who provide research services exclusively to the Fund and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser. Alger Management pays the salaries of all officers of the Trust who are employed by the Trust and Alger Management. Alger Management bears all expenses in connection with the performance of its services under the Advisory Agreement.

As compensation for its services, the Trust has agreed to pay the Manager an investment advisory fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the Fund:
Fund	Annual Fee as a Percentage of Average Daily Net Assets
Alger International Small Cap Fund	[xx]%
[The Manager has made a contractual commitment to the Fund to waive and/or reimburse the Fund for expenses to the extent necessary to maintain the Fund’s other expenses and any other applicable share class-specific expenses at or below certain levels. The limitation does not include acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow liquidity program, extraordinary expenses (as determined in the discretion of the Board), and proxy expenses (except for such proxies related to: (i) changes to or approval of an investment advisory agreement for a Fund, (ii) the election to the Board of any trustee who is an “interested person” of the Trust, or (iii) any other matters that directly benefit, or relate directly to the operations of, the Manager or its affiliates, which expenses shall be borne exclusively by the Manager), to the extent applicable. The agreement runs through [October 31, 2026] and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Advisory Agreement. Such waiver/reimbursement arrangements are described in the table below. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.]
Fund	Class	Waiver
Alger International Small Cap Fund	A	[xx]%
	Z	[xx]%
Administrative Services
Pursuant to a separate administration agreement between the Trust, on behalf of the Fund, and Alger Management (the “Fund Administration Agreement”), Alger Management also provides administrative services to the Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund’s investment portfolio and the publication of the net asset value of the Fund’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund’s Custodian, Transfer Agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the 1940 Act.
Alger Management’s administrative fee is .0275% of average daily net assets, and pursuant to a Fund Administration and Accounting Agreement between The Bank of New York Mellon (“BNY”) and the Fund, for a fee of 0.013% of the Fund’s average daily net assets for the first $10 billion in assets, 0.01% for assets between $10 billion and $20 billion, 0.0075% for assets between $20 billion and $30 billion, and 0.005% for assets over $30 billion, BNY provides accounting and bookkeeping services and calculation of the net asset value of the Fund’s shares.
Alger Management has also entered into a Shareholder Administrative Services Agreement with the Trust. The services provided and the fees paid pursuant to that agreement are discussed in the “Transfer Agent” section below.
Sub-Adviser
Alger Management entered into a Sub-Advisory Agreement with Redwood, a wholly-owned subsidiary of Alger Associates and an affiliate of Alger Management. Redwood, subject to Alger Management’s supervision and approval, provides investment management of the Fund’s assets. Alger Management pays Redwood 100% of the advisory fee received by Alger Management from the Fund, net of any waivers.

Securities Lending
[The Fund participates in the BNY securities lending program. As securities lending agent, the responsibilities of BNY include lending the securities, receipt of collateral, holding and administration of collateral, maintenance of collateral margin, return of collateral, provision of statements, and adherence to operational procedures. All loans are collateralized by cash invested in a money market fund. The total fees are split between the Fund (80%) and BNY (20%) as lending agent.]
Description of Portfolio Manager Compensation Structure
An Alger portfolio manager’s compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger Management. A portfolio manager’s base salary is typically a function of the portfolio manager’s experience (with consideration given to type, investment style and size of investment portfolios previously managed), education, industry knowledge and the individual’s performance in his or her role. Base salaries will grow over time for Alger’s superior employees, rewarding their performance and contributions to the firm.
Cash bonus may be a significant portion of an individual’s compensation and can vary from year to year. The annual bonus considers various factors, including:
●
the firm’s overall financial results and profitability;
●
the firm’s collective investment management performance;
●
an individual’s adherence to Alger’s investment process, generating investment ideas and overall performance of our clients’ portfolios (both relative and absolute);
●
qualitative assessment of an individual’s performance with respect to Alger’s standards; and
●
the individual’s leadership contribution within the firm.
While the benchmarks and peer groups used in determining a portfolio manager’s compensation may change from time to time, Alger Management may refer to benchmarks, such as those provided by Russell Investments and S&P Global Ratings, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc., that are widely-recognized by the investment industry.
Alger Management has implemented a profit participation plan (“PPP”) that gives key personnel the opportunity to have equity-like participation in the long-term growth and profitability of the firm. Members of the firm are eligible to receive awards annually in the PPP. The PPP reinforces the portfolio managers’ commitment to generating superior investment performance for the firm’s clients. The awards are invested in Alger mutual funds and have a four-year vesting schedule. The total award earned can increase or decrease with the firm’s investment and earnings results over the four-year period.
Additionally, the Alger Partners Plan provides key investment and non-investment executives with phantom equity that allows participants pro-rata rights to growth in the firm’s book value, dividend payments and participation in any significant corporate transactions (e.g. partial sale, initial public offering, merger, etc.). The firm does not have a limit on the overall percentage of the firm’s value it will convey through this program. Participation in this program is determined annually.
Other Accounts Managed by Portfolio Managers
The numbers and assets of other accounts managed by the portfolio managers of the Fund as of [xx], 2025 are as follows. Except as noted below, no account’s advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Michael Mufson	[xx]	$[xx]	[xx]	$[xx]	[xx]	$[xx]
Ezra Samet	[xx]	$[xx]	[xx]	$[xx]	[xx]	$[xx]
Donald Smith	[xx]	$[xx]	[xx]	$[xx]	[xx]	$[xx]

Securities Owned by the Portfolio Managers
The following table shows each current portfolio manager’s beneficial ownership as of [xx], 2025, by dollar range, in the shares of the Fund(s) that he or she manages. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = $100,001 — $500,000; F = $500,001 — $1,000,000; G = over $1,000,000.
Portfolio Manager	Fund	Range
Michael Mufson	International Small Cap	[xx]
Ezra Samet	International Small Cap	[xx]
Donald Smith	International Small Cap	[xx]

Distributor
Alger LLC, an affiliate of Alger Management, serves as the Fund’s principal underwriter, or distributor, and receives payments from the Fund under the Plans (see “Purchases — Distribution Plans”). Alger LLC makes a continuous offering of Fund shares on a best efforts basis. It also receives brokerage commissions from the Trust (see “Investment Strategies and Policies — Portfolio Transactions”). Alger LLC does not receive any other compensation from the Fund.
From time to time Alger LLC, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others (“financial intermediaries”) who are instrumental in effecting investments by their clients or customers in the Trust, in an amount up to 1% of the value of those investments. Alger LLC may also from time to time, at its expense from its legitimate profits, make payments to other financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the value of Trust assets or 0.50% annually of the value of Trust sales attributable to that financial intermediary. Alger LLC determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors Alger LLC deems relevant. Factors considered by Alger LLC generally include the financial intermediary’s reputation, ability to attract and retain assets for the Trust, expertise in distributing a particular class of shares of the Trust, entry into target markets, and/or quality of service.
Financial intermediaries with whom Alger LLC has its most significant arrangements to make additional cash compensation payments are Ameriprise Financial Services, Inc., Charles Schwab & Co., Empower Financial Services, Inc., John Hancock Trust Company, JP Morgan Clearing Corp., Lincoln Benefit Life, Lincoln Investment Planning, LLC, LPL Financial Corporation, Merrill Lynch, Pierce, Fenner & Smith, Morgan Stanley Smith Barney LLC, MSCS Financial Services LLC, National Financial Services Co., Nationwide Investment Services Corp., Noramco, Oneamerica Securities, Inc., Pershing LLC, Protective Life Insurance Company, Raymond James & Associates, Inc., RBC Global Markets LLC, Sammons Financial Network, State Street Bank & Trust Co., Talcott Resolution Life Insurance Co., UBS Financial Services Inc., Voya Institutional Plan Services LLC, and Wells Fargo Clearing Services LLC. In addition, Alger LLC may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of Alger LLC. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of the Fund or the amount of proceeds received by the Fund on the sale of shares.
Independent Registered Public Accounting Firm

[__] serves as the Trust’s independent registered public accounting firm.
Code of Ethics

The Manager, Alger LLC and the Trust have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.

Alger Management and Redwood personnel (“Access Persons”) are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to the restrictions and procedures of the Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must pre-clear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can obtain a copy of the Code of Ethics by calling the Trust toll-free at (800) 992-3863.
Certain U.S. Federal Income Tax Considerations

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.
The Fund will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Fund-by-Fund (rather than on a Trust-wide) basis.
The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If qualified as a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (realized net long-term capital gain in excess of realized net short term capital loss) that the Fund timely distributes (or is deemed to timely distribute) to shareholders. To qualify under Subchapter M, the Fund must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Fund’s business of investing in securities; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund’s assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, the Fund may be restricted in the utilization of certain of the investment techniques described above and in the Fund’s prospectuses. As a regulated investment company, the Fund is subject to a non-deductible excise tax of 4% with respect to certain undistributed amounts of income and capital gains during the calendar year. The Trust expects the Fund to make additional distributions or change the timing of its distributions so as to avoid the application of this tax. Although the Trust expects the Fund to make such distributions as are necessary to avoid the application of this tax, certain of such distributions, if made in January, might be included in the taxable income of shareholders in the year ended in the previous December.
Payments reflecting the dividend income of the Fund will not qualify for the dividends-received deduction for corporations if the Fund sells the underlying stock before satisfying a 46-day holding period requirement (91 days for certain preferred stock). Dividends-received deductions will be allowed to a corporate shareholder only if similar holding period requirements with respect to shares of the Fund have been met.
In general, any gain or loss on the redemption or exchange of Fund shares will be long-term capital gain or loss if held by the shareholder for more than one year, and will be short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to Fund shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss.
Dividends of the Fund’s net investment income and distributions of its short-term capital gains will generally be taxable as ordinary income. Distributions of long-term capital gains will be taxable as such at the appropriate rate, regardless of the length of time you have held shares of the Fund.

If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund’s gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.
Investors considering buying shares of the Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.
If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 28% “backup withholding tax” with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares. An individual’s taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a shareholder’s regular federal income tax liability.
Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in the Fund. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.
The U.S. federal income rules are extremely complex, involving, among other things, significant issues as to the character, timing of realization and sourcing of gains and losses. The Fund’s qualification and taxation as a RIC depend upon its ability to satisfy on a continuing basis, through actual, annual operating results, distribution, income and asset, and other requirements imposed under the Code. No assurance can be given that the Fund will be able to meet the complex and varied tests required to qualify as a RIC or to avoid corporate level tax. No ruling has been or will be requested by the Fund from the IRS or any state or local taxing authority as to such matters. Shareholders are urged to consult their tax advisors prior to investing in the Fund with respect to their particular tax situations, including, in the case of shareholders subject to special rules under U.S. federal income tax laws (such as banks, dealers in securities, life insurance companies, tax-exempt investors and non-U.S. investors), with reference to any special issues that investment in the Fund may raise for such persons.
Dividends

Each share class will be treated separately in determining the amounts of dividends or investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date in additional shares of the class that paid the dividend or distribution at net asset value, unless you elected to have all dividends and distributions paid in cash or reinvested at net asset value into the same class of shares of another identically registered Alger Family of Funds account you have established. In addition, accounts whose dividend/distribution checks have been returned as undeliverable shall reinvest that dividend/distribution at the net asset value next determined after the Transfer Agent receives the undelivered check. Furthermore, all future dividend/distribution checks shall be reinvested automatically at net asset value on the payment date until a written request for reinstatement of cash distribution and a valid mailing address are provided by the share-holder(s). Shares purchased through reinvestment of dividends and distributions are not subject to a CDSC or front-end sales charge except as described above. Any dividends are declared and paid annually. Distributions of any net realized short-term and long-term capital gains earned by the Fund usually will be made annually after the close of the fiscal year in which the gains are earned.
The classes of the Fund may have different dividend and distribution rates. Class Z dividends will generally be greater than those of Class A due to the absence of Rule 12b-1 fees. However, dividends paid to each class of shares in the Fund will be declared and paid at the same time and will be determined in the same manner as those paid to each other class.

Custodian and Transfer Agent

The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, serves as custodian for the Trust pursuant to a custody agreement under which it holds the Fund’s assets. UMB Fund Services, Inc. (“UMB”), 235 W. Galena Street, Milwaukee, WI 53212 serves as transfer agent for the Fund. Under the transfer agency agreement, UMB processes purchases and redemptions of shares of the Fund, maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust, and distributes any dividends and distributions payable by the Fund. The Trust, Alger LLC (or its affiliates) and non-affiliated third-party service providers may enter into agreements for recordkeeping services.
Pursuant to the transfer agency agreement, UMB is compensated on a per-account basis, subject to a minimum total fee amount across the fund complex. These fees will be allocated across the Fund on a pro-rata basis by assets. The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to act as a liaison and to provide administrative oversight of UMB and related services. Alger Management is paid on an asset-based basis for these services.
Principal Holders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of any class of outstanding shares of the Fund. A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or terms of the Advisory Agreement.
Additionally, the Manager or an affiliate of the Manager (the “seed investor”) may provide initial funding to or otherwise invest in the Fund. A seed investor may redeem its investment in the Fund at any time and without prior notice, which could adversely affect the Fund and its shareholders, such as by causing the Fund to realize taxable gains that will be distributed to other shareholders, and increasing Fund transaction costs and expense ratios.
Because the Fund has not commenced operations as of the date of this SAI, there are no beneficial owners of the Fund.
Organization

The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated March 20, 1986 (the “Trust Agreement”). Alger Money Market Portfolio commenced operation on November 11, 1986 and was terminated on February 28, 2011. Alger Small Capitalization Portfolio and Alger Growth Portfolio commenced operations on November 11, 1986. Alger Balanced Portfolio commenced operations on June 1, 1992, and became Alger Growth & Income Fund on March 11, 2011. Alger MidCap Growth Portfolio commenced operations on May 24, 1993 and Alger Capital Appreciation Portfolio commenced operations on November 1, 1993. On December 31, 1996, Class A Shares were added to all existing series of the Trust. Class A shares have an initial sales charge. The previously existing shares in those series, subject to a CDSC, were designated Class B Shares on that date. Class C Shares, which are subject to a CDSC, were created on August 1, 1997. On September 29, 2000, Alger Growth Portfolio was renamed Alger LargeCap Growth Portfolio. Alger Health Sciences Portfolio commenced operations on May 1, 2002. Alger Small Cap and Mid-Cap Growth Portfolio commenced operations on May 8, 2002. The name of each existing series of the Trust was changed from “Portfolio” to “Fund” on February 24, 2004. Alger Growth Opportunities Fund commenced operations on March 3, 2008, and changed its name to Alger Small Cap Focus Fund on August 7, 2015. Alger SmallCap and Mid-Cap Growth Fund changed its name to Alger SMid Cap Growth Fund on July 1, 2008. Alger Convertible Fund commenced operations on January 9, 2009 and was terminated on February 28, 2011. On March 1, 2010, spaces were added to the names of Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, and Alger Small Cap Growth Fund. On May 31, 2013, Alger Large Cap Growth Fund became Alger International Growth Fund. Certain series of the Trust began offering Class Y Shares on February 28, 2017. Alger SMid Cap Growth Fund changed its name to Alger SMid Cap Focus Fund on August 30, 2017. Alger 25 Fund commenced operations, offering Class P shares on December 28, 2017, and began offering Class P-2 Shares on October 15, 2018. Alger 35 Fund commenced operations, offering Class P Shares on March 28, 2018 and began offering Class P-2 Shares on October 15, 2018. On August 15, 2018, Alger International Growth Fund became Alger International Focus Fund. Alger SMid Cap Focus Fund changed its name to Alger Weatherbie Specialized Growth Fund on September 30, 2019. Alger Mid Cap Focus Fund commenced operations on June 14, 2019, began offering Class Y Shares on March 1, 2021, and began offering Class A and C Shares on July 29, 2021. Alger Capital Appreciation Fund closed its Class B Shares on June 1, 2020. Alger 25 Fund merged its Class P-2 Shares into Class P shares and subsequently reclassified its Class P Shares as Class Z Shares on March 1, 2021. On May 7, 2021, Alger 25 Fund merged into Alger 35 Fund in a tax free exchange of shares and the Alger 25 Fund was subsequently terminated. Immediately thereafter, the Class P Shares of the Alger 35 Fund were reclassified as Class Z Shares. After the close of business on October 29, 2021, Class P-2 Shares of the Alger 35 Fund were converted into Class Z Shares. Alger Weatherbie Enduring Growth Fund commenced operations on December 17, 2021 and was liquidated on April 21, 2023. Alger Concentrated Equity Fund and Alger AI Enablers & Adopters Fund were organized on February 20, 2024 and commenced operations on April 5, 2024. On August 6, 2024, Alger International Focus Fund was renamed Alger International Opportunities Fund. Alger International Small Cap Fund was organized on [xx], 2025 and commenced operations on [xx], 2025.
The word “Alger” in the Trust’s name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Management may terminate the Trust’s license to use the word “Alger” in its name when Alger Management ceases to act as the Trust’s investment manager.
The Class A, B, C, I, Y and Z Shares differ in that: (a) each class has a different class designation; (b) the Class A Shares are subject to initial sales charges; (c) the Class B and Class C Shares are subject to CDSCs, and certain Class A Shares may also be subject to a CDSC; (d) each of Class A, B, C and I Shares are subject to different distribution and/or service fees under the Plans; (e) Class Y and Z Shares are not subject to distribution and/or service fees; (f) to the extent that one class alone is affected by a matter submitted to a vote of the shareholders, then only that class has voting power on the matter; and (g) the exchange privileges and conversion rights of each class differ from those of the others.
Although, as a Massachusetts business trust, the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust’s Declaration of Trust.
Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust’s outstanding shares.
Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights, except that Class B and Class C Shares automatically convert to Class A Shares after specified periods. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants, and by class within the Fund on matters in which the interests of one class differ from those of another; see also item (f) in the third preceding paragraph. Physical share certificates are not issued for shares of the Fund.
Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires the Trustees to use their best efforts to ensure that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote.

Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.
The Trust is an open-end management investment company. Each of the Funds, other than Alger 35 Fund, Alger Concentrated Equity Fund, and Alger AI Enablers & Adopters Fund, is classified as a “diversified” investment company under the 1940 Act. A “diversified” investment company is required, with respect to 75% of its assets, to limit its investment in any one issuer (other than the U.S. government and other investment companies) to no more than 5% of the investment company’s total assets. The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of the Fund’s assets, similar to the requirement stated above.
Proxy Voting Policies and Procedures

The Board has delegated authority to vote all proxies related to the Fund’s portfolio securities to Alger Management, the Fund’s investment manager. Alger Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Fund, and is responsible for voting proxies of all foreign and domestic securities held in the Fund. Alger Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.
Alger Management receives and considers the recommendations of Institutional Shareholder Services Inc. (“ISS”), a leading proxy voting service provider and registered investment adviser. ISS issues voting recommendations and casts votes on the proxies based on pre-determined proxy voting guidelines intended to vote proxies in the clients’ best interests, which are summarized in Appendix A to the SAI. Currently Alger Management has instructed ISS to base its recommendations on ISS’ Socially Responsible Investment Proxy Voting Guidelines. Alger Management has a process in place to override ISS’ voting recommendations.
If a country’s laws allow a company to block the sale of shares in advance of a shareholder meeting, Alger Management will generally not vote in the shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Although Alger Management considers proxy voting to be an important shareholder right, Alger Management will generally not impede its ability to trade in a stock in order to vote at a shareholder meeting. If a company will not block the sale of its shares in connection with the meeting, Alger Management will follow its proxy voting policies and procedures.
To the extent ISS has a material conflict of interest with the company whose proxies are at issue, ISS may recuse itself from voting proxies. Alger Management monitors ISS’ proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the applicable Fund. Further, Alger Management has a process in place for making voting determinations in the event of a conflict of interest.
Alger Management maintains records of its proxy voting policies and procedures. Alger Management or ISS, on Alger Management’s behalf, maintains records of proxy statements received regarding securities held by the Fund; records of votes cast on behalf of the Fund; records of requests for proxy voting information; and documents prepared by Alger Management that were material to making a voting decision.
No later than August 31st each year, the Fund’s proxy voting record for the most recent 12 months ended June 30th will be available upon request by calling (800) 992-3863 and on the Fund’s website and on the SEC’s website at http://www.sec.gov.
Financial Statements

Because this is a new fund, the Fund has no audited financial statements.

The Fund’s audited financial statements and the notes thereto will be contained in its annual Form N-CSR. Copies of the Fund’s audited financial statements and the notes thereto will be available on the Fund’s website, www.alger.com, or by telephoning (800) 992-3863.
Potential Conflicts of Interest

Information in the following discussion relating to the business, practices, policies and rights of Alger Management and its affiliates has been provided by Alger Management.
Summary
Alger Management is under common ownership with Weatherbie Capital, LLC, a registered investment adviser based in Boston, Massachusetts, Redwood Investments, LLC, a registered investment adviser based in Boston, Massachusetts, and Alger Management, Ltd., a UK registered investment adviser. Alger Management provides significant management, distribution, administration, back-office, legal and compliance, and trading support for Weatherbie Capital, LLC, Redwood Investments, LLC and Alger Management, Ltd. Weatherbie Capital, LLC and Redwood Investments, LLC each serve as a sub-adviser for a number of Alger Management accounts, including certain of the Alger Family of Funds. Alger Management serves as a sub-adviser to Alger Management, Ltd. for certain accounts, including as sub-portfolio manager for Alger SICAV.
Alger Management is also under common ownership with Alger LLC, a registered broker-dealer. Alger LLC serves as the principal underwriter for the Fund, as a placement agent for certain private funds managed by Alger Management and Weatherbie Capital, LLC, as a broker-dealer for U.S. listed equity securities trades placed on behalf of certain clients of Alger Management, and provides distribution support to Alger Management, Ltd. for the Alger SICAV. Alger LLC does not conduct public brokerage business and substantially all of its transactions are in U.S. equities for those Alger Management clients who authorize Alger Management to use Alger LLC as a broker, provided that relevant regulations that govern their accounts allow it. Alger LLC does not act as principal in any client trade nor does it underwrite the offering of securities (except as the principal underwriter for the Fund). On a regular basis, Alger Management evaluates whether the commissions, rates and fees charged by Alger LLC are commercially reasonable. Certain employees and officers of Alger Management serve as registered representatives and principals of Alger LLC.
In addition to serving as investment adviser of the ETFs and mutual funds in the Alger Family of Funds, Alger Management is the investment manager for Alger Dynamic Return Fund, Alger Life Sciences Innovation Fund, and Alger Life Sciences Innovation Offshore Fund, each of which is a privately offered fund. Alger Management serves as the sub-portfolio manager for Alger SICAV, a publicly offered fund registered in Luxembourg, other jurisdictions in the European Union, Switzerland, the United Kingdom, Japan, Korea, and Singapore. Not all sub-funds of the Alger SICAV are registered in these jurisdictions. Alger Management also serves as a sub-adviser to third-party registered and private funds, as well as bank collective investment trusts. From time to time, Alger Management, its affiliates or a related person (“Alger Affiliates”) may own significant stakes in one or more of the above entities.
From time to time, Alger Management, Alger LLC, Weatherbie Capital, LLC, Redwood Investments, LLC, Alger Group Holdings, or Alger Associates, or other affiliated persons may hold controlling positions in certain pooled investment vehicles, such that they are considered affiliates.
Conflicts as a Result of the Manager’s Other Affiliates
Alger Affiliates also have other direct and indirect interests in the equity markets, directly or through investments in pooled products, in which the Fund directly and indirectly invests. Investors should be aware that this may cause Alger Affiliates to have conflicts that could disadvantage the Fund.
As a registered investment adviser under the Investment Advisers Act of 1940, as amended, Alger Management is required to file and maintain a registration statement on Form ADV with the SEC. Form ADV contains information about assets under management, types of fee arrangements, types of investments, conflicts and potential conflicts of interest, and other relevant information regarding Alger Management. Alger Management’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).

Client Recommendations. Alger Management may recommend to clients that they purchase interests in certain funds for which Alger Management serves as investment adviser or sub-adviser and/or in which Alger Management and related persons have a financial interest. Alger Management and such related persons will fully disclose such financial interests to all clients to which such recommendations are given in accordance with applicable regulations.
Selection of Administrative and Other Service Providers. Alger Affiliates currently provide administrative services, shareholder services, and other account services to the Fund. While any such engagement would be on market terms, it will nevertheless result in greater benefit to Alger Management than hiring a similarly qualified unaffiliated service provider.
In connection with these services and subject to applicable law, Alger Affiliates, including the Manager, may from time to time, and without notice to investors or clients, insource or outsource certain processes or functions that it provides in its administrative or other capacities. Such insourcing or outsourcing may give rise to additional conflicts of interest, including which processes or functions to insource or outsource, which entity to outsource to, and the fees charged by Alger Affiliates or the third party. Alger Management maintains policies designed to mitigate the conflicts described herein; however, such policies may not fully address all situations described above.
Information Alger Management May Receive. Alger Management and its affiliates may have or be deemed to have access to information about certain markets, investments and funds because of Alger Affiliates’ activities. Alger Affiliates may therefore possess information which, if known to Alger Management, might cause Alger Management to seek to dispose of, retain or increase interests in investments held by the Fund, or acquire certain positions on behalf of the Fund. Moreover, Alger Management and its affiliates may come into possession of material, non-public information that would prohibit or otherwise limit its ability to trade on behalf of the Fund. Alger Management maintains policies designed to mitigate the conflicts described in this paragraph; however, such policies may not fully address situations described above.
Resources Shared Among Alger Affiliates. Alger Management shares certain resources with, receives certain services from, and provides certain services to various Alger Affiliates. Additionally, Alger Management, Weatherbie Capital, LLC, and Redwood Investments, LLC can share general information with respect to regulatory developments and industry trends affecting or potentially affecting U.S. and/or foreign markets, sectors, industries, and specific companies. Such relationships may present conflicts with Alger Management’s provision of advisory services to its clients, including the Fund.
Allocation Issues
Conflicts can emerge due to how Alger Management manages accounts or funds and allocates investment opportunities. To attempt to treat all clients reasonably in light of all factors relevant to managing an account, aggregated trades will generally be allocated pro rata among the accounts, including the Fund, whenever possible. There are exceptions to this practice, however, as described below:
Unusual Market Conditions. During periods of unusual market conditions, Alger Management may deviate from its normal trade allocation practices. During such periods, Alger Management will seek to exercise a disciplined process for determining its actions to appropriately balance the interests of all accounts, including the Fund, as it determines in its sole discretion.
Availability of Investments. The availability of certain investments such as IPOs or private placements may be limited. In such cases, all accounts (including the Fund) may not receive an allocation, and the performance of accounts which receive such allocations may be higher or lower than other accounts.
Alger Management, as a general practice, allocates IPOs and other limited availability investments pro rata among eligible accounts (including the Fund) as requested by portfolio managers and in accordance with applicable policies and procedures. An account or accounts may not receive an allocation because it lacks available cash, is restricted from making certain investments, is considered an Alger Affiliate, is so large that the allocation is determined to be insignificant or is so small that it would receive little or no allocation. Moreover, Alger Affiliates accounts may receive an allocation of an opportunity not allocated to other accounts.

Differing Guidelines, Objectives and Time Horizons. Because accounts (including the Fund) are managed according to different strategies and individual client guidelines, certain accounts may not be able to participate in a transaction or strategy employed by Alger Management.
Actions taken by one account could affect others. A sale of securities by one account may cause a decline in the market value of those securities and other securities of the same issuer, having a material adverse effect on the performance of other accounts (including the Fund) that hold those securities and do not sell such positions.
Alger Management may also develop and implement new investment approaches, which may not be employed in all accounts or pro rata among the accounts where they are employed, even if the approach is consistent with the objectives of all accounts. Alger Management may make decisions regarding the allocation of new investment approaches based on such factors as strategic fit and other portfolio management considerations, including an account’s capacity for such approach, the liquidity of the approach and its underlying instruments, the account’s liquidity, the business risk of the approach relative to the account’s overall portfolio make-up, the effectiveness of, or return expectations from, the approach for the account, and any such other factors as Alger Management deems relevant in its sole discretion. For example, such a determination may, but will not necessarily, include consideration of the fact that a particular approach will not have a meaningful impact on an account given the overall size of the account, the limited availability of opportunities in the approach and the availability of other approaches for the account. For ease of management, Alger Management may group accounts with similar guidelines together for portfolio management purposes. As a result, an account may not invest in certain securities that its guidelines would allow because other similar accounts restrict such holdings. This could affect the performance of the account.
Investing in Different Classes of the Same Issuer. Conflicts also arise when one or more account (including the Fund) invests in different classes of securities of the same issuer. As a result, one or more accounts may pursue or enforce rights with respect to a particular issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. For example, if an account holds debt securities of an issuer and the Fund holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the account which holds the debt securities may seek a liquidation of the issuer, whereas the Fund which holds the equity securities may prefer a reorganization of the issuer. In addition, Alger Management may also, in certain circumstances, pursue or enforce rights with respect to a particular issuer jointly on behalf of one or more accounts, the Fund, or Alger Affiliates. The Fund may be negatively impacted by Alger Affiliates’ and other accounts’ activities, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case had Alger Affiliates and other accounts not pursued a particular course of action with respect to the issuer of the securities.
Conflicts Related to Timing of Transactions.  While Alger Management will aggregate trades on behalf of similarly situated clients (including the Fund), there are instances when Alger Management places a trade ahead of, or contemporaneously with, trades for another account. In such cases, market impact, liquidity constraints, or other factors could result in the second account receiving less favorable trading results. The costs of implementing trades could be increased or the other account could otherwise be disadvantaged.
Although investment recommendations can apply to securities held across multiple strategies and held in multiple individual accounts, each account is managed separately. While Alger Management will use reasonable efforts to obtain timely execution across all accounts that may be affected by an investment recommendation, there can be no guarantee that such investment recommendation will be implemented simultaneously. It is possible that prior execution for or on behalf of an account or group of accounts could adversely affect the prices and availability of the securities and instruments for other accounts that later seek to trade the same securities or instruments.
Alger Management can delay an order for one account or group of accounts to allow portfolio managers of other strategies to participate in the same trade. In some instances, internal policies designed to facilitate trade aggregation may result in delays in placing trades, which may adversely affect trade execution.
Cross Transactions. From time to time and for a variety of reasons, certain accounts may buy or sell positions in a particular security while the Fund is undertaking the opposite strategy, which could disadvantage the Fund. To reduce this negative impact, when permitted by applicable law and when otherwise practical to do so, the accounts will enter into “cross transactions.” A cross transaction, or cross trade, occurs when the Manager causes the Fund to buy a security from, or sell a security to, another client of Alger Management or Alger Affiliates. Alger Management will ensure that any such cross transactions are effected in accordance with applicable law and policies and procedures.
Valuation of Assets. Alger Affiliates may have a conflict of interest in valuing the securities and other assets in which the Fund may invest. Alger Management is generally paid an advisory fee based on the value of the assets under management, so more valuable securities will result in a higher advisory fee. Alger Management may also benefit from showing better performance or higher account values on periodic statements.
Certain securities and other assets in which the Fund may invest may not have a readily ascertainable market value and will be valued by Alger Management in accordance with the valuation guidelines described in the valuation procedures adopted by the Fund. Such securities and other assets may constitute a substantial portion of the Fund’s investments. Alger Management’s risk of misstating the value of securities is greater with respect to illiquid securities like those just described.
Alger Affiliates may hold proprietary positions in the Fund. One consequence of such proprietary positions is that Alger Management may be incented to misstate the value of illiquid securities.
Regulatory Conflicts. From time to time, the activities of the Fund may be restricted because of regulatory or other requirements applicable to Alger Affiliates and/or their internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. As a result, Alger Affiliates may implement internal restrictions that delay or prevent trades for the Fund, which could result in less favorable execution of trades and may impact the performance of the Fund.
Certain activities and actions may be considered to result in reputational risk or disadvantage for the management of the Fund and Alger Management as well as for other Alger Affiliates. Such situations could arise if Alger Affiliates serve as directors of companies the securities of which the Fund wishes to purchase or sell or is representing or providing financing to another potential purchaser. The larger Alger Management’s investment advisory business and Alger Affiliates’ businesses, the larger the potential that these restricted list policies will impact the performance of the Fund.
Other Potential Conflicts Relating to the Management of the Fund by the Manager
Potential Conflicts Relating to Alger Affiliates’ Proprietary Activities and Activities On Behalf of Other Accounts. Alger Management or Alger Affiliates may invest in equity or fixed-income securities that it recommends to its clients. The results achieved by Alger Affiliates proprietary accounts may differ from those achieved for other accounts. Alger Management will manage the Fund and its other client/Alger Affiliates accounts in accordance with their respective investment objectives and guidelines. However, Alger Management may give advice, and take action, with respect to any current or future client/Alger Affiliates accounts that may compete or conflict with the advice Alger Management may give to the Fund including with respect to the return of the investment, the timing or nature of action relating to the investment or method of exiting the investment.
The directors, officers and employees of Alger Affiliates, including Alger Management, may buy and sell securities or other investments for their own accounts (including through investment funds managed by Alger Affiliates, including Alger Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Fund. To reduce the possibility that the Fund will be materially adversely affected by the personal trading described above, Alger Management has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’ portfolio transactions. Alger Management has adopted a code of ethics (the “Code of Ethics”) and monitoring procedures relating to certain personal securities transactions by personnel of Alger Management which Alger Management deems to involve potential conflicts involving such personnel, client/Alger Affiliates accounts managed by Alger Management and the Fund. The Code of Ethics requires that personnel of Alger Management comply with all applicable federal securities laws and with the fiduciary duties and anti-fraud rules to which Alger Management is subject. The Code of Ethics is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Potential Conflicts in Connection With Proxy Voting
Alger Management has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of clients, including the Fund, and to help ensure that such decisions are made in accordance with Alger Management’s fiduciary obligations to its clients. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of Alger Management may have the effect of favoring the interests of other clients or Alger Affiliates provided that Alger Management believes such voting decisions to be in accordance with its fiduciary obligations. In other words, regardless of what Alger Management’s conflict of interest is, the importance placed on exercising a client’s right to vote dictates that Alger Management will cast the vote in accordance with its voting guidelines even if Alger Management, its affiliate, or its client, somehow, indirectly, benefits from that vote. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled “Proxy Voting Policies and Procedures.”
Conflicts in Connection with Sales-Related Incentives
Alger Management has entered into solicitation agreements with each of Weatherbie Capital, LLC and Redwood Investments, LLC, and may introduce prospective clients to Weatherbie Capital, LLC and Redwood Investments, LLC. Subject to the terms of these agreements and applicable federal securities laws, each of Redwood Investments, LLC and Weatherbie Capital, LLC pays Alger Management an annual solicitation fee for such services. While Alger Management does not receive compensation for sales of its accounts (including the Fund), except with respect to the solicitation agreements with each of Weatherbie Capital, LLC and Redwood Investments, LLC, Alger LLC serves as the principal underwriter for the Fund advised by Alger Management (or sub-advised by Redwood Investments, LLC and Weatherbie Capital, LLC) and, in some cases, receives an asset-based fee for distribution and/or shareholder servicing from the Fund. Alger LLC will also receive fees related to contingent deferred sales charges of certain share classes of the Fund. In addition, Alger LLC may act as a placement agent for certain private funds managed by Alger Management and its affiliates, and may receive compensation for such services from Alger Management, its affiliates or the private funds.
Alger LLC sales personnel receive commission-based compensation for the sale of products or services for which Alger Management serves as an adviser. Such commission-based compensation may be higher for some products or services than others and thus the incentive to sell those products may be greater. This practice may present a conflict of interest and give Alger LLC sales personnel an incentive to recommend investment products based on the commission they would receive, rather than on a client’s needs. However, Alger LLC provides regular employee training to sales personnel on their responsibility to put clients’ best interests first when recommending investment products. Clients have the option to purchase investment products that Alger LLC sales personnel recommend through other brokers or agents that are not affiliated with Alger Management or Alger LLC. For the avoidance of doubt, Alger LLC sales personnel do not recommend investment products to retail investors.
Alger Affiliates may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Fund, or who engage in transactions with or for the Fund. For example, Alger Affiliates regularly participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help Alger Affiliates understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services or provide service platforms for employee benefit plans to potential investors in the Fund may receive fees from Alger Affiliates or the Fund in connection with the distribution of shares in the Fund or other Alger Affiliates products. For example, Alger Affiliates may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, ETFs or other products or services offered or managed by Alger Management. Alger Affiliates may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. Alger Affiliates’ membership in such organizations allows Alger Affiliates to participate in these conferences and educational forums and helps Alger Affiliates interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, Alger Affiliates’ personnel, including employees of Alger Affiliates, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Fund or that may recommend investments in the Fund or distribute the Fund. In addition, Alger Affiliates, including Alger Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. Personnel of Alger Affiliates may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Fund or other dealings with the Fund that create incentives for them to promote the Fund or certain portfolio transactions.
To the extent permitted by applicable law, Alger Affiliates or the Fund may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote client/Alger Affiliates accounts, the Fund and other products. In addition to placement fees, sales loads or similar distribution charges, payments may be made out of Alger Affiliates’ assets, or amounts payable to Alger Affiliates rather than a separately identified charge to the Fund, client/Alger Affiliates accounts or other products. Such payments may compensate Intermediaries for, among other things: marketing the Fund, client/Alger Affiliates accounts and other products (which may consist of payments resulting in or relating to the inclusion of the Fund, client/Alger Affiliates accounts and other products on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries); access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; fees for directing investors to the Fund, client/Alger Affiliates accounts and other products; “finders fees” or “referral fees” or other fees for providing assistance in promoting the Fund, client/Alger Affiliates accounts and other products (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Fund, client/Alger Affiliates accounts and other products. Such payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of interests sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. Furthermore, subject to applicable law, such payments may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs. The additional payments by Alger Affiliates may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing or other investor services that are in addition to the fees paid for these services by such products.
The payments made by Alger Affiliates or the Fund may be different for different Intermediaries. The payments may be negotiated based on a range of factors, including but not limited to, ability to attract and retain assets, target markets, customer relationships, quality of service and industry reputation. Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.
Potential Conflicts in Connection with Brokerage Transactions
Trade Aggregation. If Alger Management believes that the purchase or sale of a security is in the best interest of more than one account (including the Fund), it has the option to aggregate these orders.
When trades are aggregated prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices are generally averaged, and a participating account will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of an individual account.
Orders to purchase or sell the same security are not aggregated in certain circumstances. This may be the case when there is a reasonable distinction between or among the orders. For example, orders without specific price requirements do not have to be aggregated with orders that are to be executed at a specific price. Also, certain accounts may be excluded from an aggregated trade if an account or accounts have a greater relative need to trade separately from other accounts due to legal, risk, tax, or other investment considerations.

Alger Management maintains policies and procedures that it believes are reasonably designed to deal equitably with conflicts of interest that may arise when orders are aggregated. Alger Management may aggregate trades for its clients (including the Fund) and Alger Affiliates in private placements pursuant to internally developed procedures. In such cases, Alger Management will negotiate the material terms of such investments, including the price of such investments, and will prepare a written allocation statement reflecting the allocation of the private securities.
Soft Dollars. Alger Management primarily relies on its in-house research to provide buy and sell recommendations. However, Alger Management does acquire research services provided by third party vendors, some of which it pays for with brokerage fees and commissions, sometimes referred to as “soft dollars.” The services that Alger Management may receive include: management meetings; conferences; research on specific industries; research on specific companies; macroeconomic analyses; analyses of national and international events and trends; access to experts on a particular sector, industry or security; evaluations of thinly traded securities; computerized trading screening techniques and securities ranking services; general research services (i.e. Bloomberg, FactSet); alternative data subscriptions.
Consistent with the “safe harbor” provisions of Section 28(e) of the Securities Exchange Act, Alger Management will sometimes select brokers that charge higher commissions to provide brokerage and research services than would be charged by brokers providing trade execution services only. This benefits Alger Management because it does not have to pay for the research, products, or services. Such benefit gives Alger Management an incentive to select a broker-dealer based on its interest in receiving the research, products, or services rather than on its clients’ interest in receiving the most favorable execution.
Alger Management periodically monitors execution and commission rates for trades placed with such brokers to assess the overall quality of such trade executions versus comparable trades with non “soft dollar” brokers. Research or other services obtained in this manner is used in servicing any or all of the Fund and other accounts. This includes accounts other than those that pay commissions to the broker providing soft dollar benefits. Therefore, such products and services may disproportionately benefit certain client/Alger Affiliates accounts, including the Fund, to the extent that the commissions from such accounts are not used to purchase such services.
Alger Management has entered into commission sharing arrangements, which enable Alger Management to aggregate commissions at a particular broker-dealer. Alger Management can then direct that particular broker-dealer to pay various other broker-dealers from this pool of aggregate commissions for research and research services the broker-dealers have provided to Alger Management. These arrangements allow Alger Management to limit the broker-dealers it trades with, while maintaining valuable research relationships.
In certain cases, a research service may serve additional functions that are not related to the making of investment decisions (such as accounting, record keeping or other administrative matters). Where a product obtained with commissions has such a mixed use, Alger Management will make a good faith allocation of the cost of the product according to its use. Alger Management will not use soft dollars to pay for services that provide only administrative or other non-research assistance.

Appendices

Appendix A: Executive Summary of SRI Proxy Voting Guidelines
The below is a summary of the ISS United States SRI Proxy Voting Guidelines. The complete guidelines are available at https://www.issgovernance.com/file/policy/active/specialty/SRI-US-Voting-Guidelines.pdf?v=2025.2.
Introduction
ISS’ Social Advisory Services division recognizes that socially responsible investors have dual objectives: financial and social. Socially responsible investors invest for economic gain, as do all investors, but they also require that the companies in which they invest conduct their business in a socially and environmentally responsible manner.
These dual objectives carry through to socially responsible investors' proxy voting activity once the security selection process is completed. In voting their shares, socially responsible shareholders are concerned not only with sustainable economic returns to shareholders and good corporate governance but also with the ethical behavior of corporations and the social and environmental impact of their actions.
Social Advisory Services has, therefore, developed proxy voting guidelines that are consistent with the dual objectives of socially responsible shareholders. On matters of social and environmental import, the guidelines seek to reflect a broad consensus of the socially responsible investing community. Generally, Social Advisory Services takes as its frame of reference policies that have been developed by groups such as the Interfaith Center on Corporate Responsibility, the General Board of Pension and Health Benefits of the United Methodist Church, Domini Social Investments, and other leading church shareholders and socially responsible mutual fund companies. Additionally, Social Advisory Services incorporates the active ownership and investment philosophies of leading globally recognized initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), the United Nations Principles for Responsible Investment (UNPRI), the United Nations Global Compact, and environmental and social European Union Directives.
On matters of corporate governance, executive compensation, and corporate structure, Social Advisory Services guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance consistent with responsibilities to society as a whole.
The guidelines provide an overview of how Social Advisory Services recommends that its clients vote. There may be cases in which the final vote recommendation on a particular company varies from the vote guideline due to the fact that Social Advisory Services closely examines the merits of each proposal and considers relevant information and company-specific circumstances in arriving at Social Advisory Services’ recommendations. ISS follows Alger Management’s proxy voting policies and procedures when voting proxies of securities held by the Fund, which may differ in some cases from the policies outlined in this document. Social Advisory Services updates its guidelines on an annual basis to take into account emerging issues and trends on environmental, social, and corporate governance topics, in addition to evolving market standards, regulatory changes, and client feedback.
Management Proposals
Board of Directors
Social Advisory Services considers director elections to be one of the most important voting decisions that shareholders make. Boards should be composed of a majority of independent directors and key board committees should be composed entirely of independent directors. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairman of the board. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Directors are ultimately responsible to the corporation’s shareholders. The most direct expression of this responsibility is the requirement that directors be elected to their positions by the shareholders.
Social Advisory Services will generally oppose all director nominees if the board is not majority independent and will vote against or withhold from non-independent directors who sit on key board committees. Social Advisory Services will also vote against or withhold from incumbent members of the nominating committee, or other directors on a case-by-case basis, where the board is not comprised of at least 40% underrepresented gender identities (which include directors who identify as women or as non-binary) or at least 20% racially or ethnically diverse directors. The election of directors who have failed to attend a minimum of 75% of board and committee meetings held during the period for which they served will be opposed. Furthermore, Social Advisory Services will vote against or withhold from a director nominee who serves on an excessive number of boards. A non-CEO director will be deemed "overboarded" if they sit on more than five public company boards while CEO directors will be considered as such if they serve on more than two public company boards besides their own.
In addition, Social Advisory Services will generally vote against or withhold from directors individually, committee members, or potentially the entire board, for failure to adequately guard against or manage ESG risks or for lack of sustainability reporting in the company's public documents and/or website in conjunction with a failure to adequately manage or mitigate ESG risks. For companies that are significant greenhouse gas (GHG) emitters (defined as those on the current Climate Action 100+ Focus Group list), through their operations or value chain, Social Advisory Services will generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where Social Advisory Services determines that the company is not taking the minimum steps needed to be aligned with a Net Zero by 2050 trajectory.
Social Advisory Services supports requests that require the board chair to be independent of management, opposes the creation of classified boards, and reviews proposals to change board size on a case-by-case basis. Social Advisory Services also generally supports shareholder proposals calling for greater access to the board, affording shareholders the ability to nominate directors to corporate boards. Social Advisory Services may vote against or withhold from directors at companies where problematic pay practices exist, and where boards have not been accountable or responsive to their shareholders.
Board Responsiveness
Social Advisory Services will vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if the board fails to act on a shareholder proposal that received the support of a majority of the shares in the previous year. When evaluating board responsiveness issues, Social Advisory Services takes into account other factors, including the board’s failure to act on takeover offers where the majority of shares are tendered; if at the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or if the board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year.
Auditors
While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, Social Advisory Services believes that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. A Blue Ribbon Commission concluded that audit committees must improve their current level of oversight of independent accountants. Social Advisory Services will vote against the ratification of the auditor in cases where non-audit fees represent more than 25% of the total fees paid to the auditor in the previous year. Social Advisory Services supports requests asking for the rotation of the audit firm, if the request includes a timetable of five years or more.
Takeover Defenses / Shareholder Rights
Topics evaluated in this category include shareholders’ ability to call a special meeting or act by written consent, the adoption or redemption of poison pills, unequal voting rights, fair price provisions, greenmail, supermajority vote requirements, and confidential voting.
Social Advisory Services will generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.

Social Advisory Services generally votes for shareholder proposals that seek to remove antitakeover provisions, as takeover defenses limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers. Further, takeover devices can be used to entrench a board that is unresponsive to shareholders on both governance and corporate social responsibility issues.
Miscellaneous Governance Provisions
Social Advisory Services evaluates proposals that concern governance issues such as shareholder meeting adjournments, quorum requirements, corporate name changes, and bundled or conditional proposals on a case-by-case basis, taking into account the impact on shareholder rights.
Capital Structures
Capital structure related topics include requests for increases in authorized stock, stock splits and reverse stock splits, issuances of blank check preferred stock, debt restructurings, and share repurchase plans.
Social Advisory Services supports a one-share, one-vote policy, supports proposals for cumulative voting, and opposes mechanisms that skew voting rights. Social Advisory Services supports capital requests that provide companies with adequate financing flexibility while protecting shareholders from excessive dilution of their economic and voting interests. Proposals to increase common stock are evaluated on a case-by-case basis, taking into account the company’s prior or ongoing use of share authorizations and elements of the current request.
Executive and Director Compensation
The global financial crisis has resulted in significant erosion of shareholder value and highlighted the need for greater assurance that executive compensation is principally performance-based, fair, reasonable, and not designed in a manner that would incentivize excessive risk-taking by management. The crisis has raised questions about the role of pay incentives in influencing executive behavior and motivating inappropriate or excessive risk-taking and other unsustainable practices that could threaten a corporation‘s long-term viability. The safety lapses that led to the disastrous explosions at BP’s Deepwater Horizon oil rig and Massey Energy’s Upper Big Branch mine, and the resulting unprecedented losses in shareholder value; a) underscore the importance of incorporating meaningful economic incentives around social and environmental considerations in compensation program design, and; b) exemplify the costly liabilities of failing to do so.
Social Advisory Services evaluates executive and director compensation by considering the presence of appropriate pay-for-performance alignment with long-term shareholder value, compensation arrangements that risk “pay for failure,” and an assessment of the clarity and comprehensiveness of compensation disclosures. Shareholder proposals calling for additional disclosure on compensation issues or the alignment of executive compensation with social or environmental performance criteria are supported, while shareholder proposals calling for other changes to a company’s compensation programs are reviewed on a case-by-case basis.
The Dodd-Frank Wall Street Reform and Consumer Protection Act requires advisory shareholder votes on executive compensation (Say on Pay), an advisory vote on the frequency of say on pay, as well as a shareholder advisory vote on golden parachute compensation. Social Advisory Services will vote against Say on Pay proposals if there is a significant misalignment between CEO pay and company performance, the company maintains problematic pay practices, and the board exhibits a significant level of poor communication and responsiveness to shareholders.
Social Advisory Services will evaluate whether pay quantum is in alignment with company performance, and consideration will also be given to whether the proportion of performance-contingent pay elements is sufficient in light of concerns with a misalignment between executive pay and company performance.
Social Advisory Services will vote case-by-case on certain equity-based compensation plans depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach.

Mergers and Corporate Restructurings
Mergers, acquisitions, spinoffs, reincorporations, and other corporate restructuring plans are evaluated on a case-by-case basis, given the potential for significant impact on shareholder value and on shareholders’ economic interests. In addition, these corporate actions can have a significant impact on community stakeholders and the workforce, and may affect the levels of employment, community lending, equal opportunity, and impact on the environment.
Mutual Fund Proxies
There are a number of proposals that are specific to mutual fund proxies, including the election of trustees, investment advisory agreements, and distribution agreements. Social Advisory Services evaluates these proposals on a case-by-case basis taking into consideration recent trends and best practices at mutual funds.
Shareholder Proposals
Shareholder Proposals on Corporate Governance and Executive Compensation
Shareholder proposals topics include, among others, board-related issues, takeover defenses and shareholder rights, and executive and director compensation. Each year, shareholders file numerous proposals that address key issues regarding these topics. Social Advisory Services evaluates these proposals from the perspective that good corporate governance practices can have positive implications for a company and its ability to maximize shareholder value. Proposals that seek to improve a board’s accountability to its shareholders and other stakeholders are supported. Social Advisory Services supports initiatives that seek to strengthen the link between executive pay and performance, including performance elements related to corporate social responsibility.
Shareholder Proposals on Social and Environmental Topics
Shareholder resolutions on social and environmental topics include workplace diversity and safety topics, codes of conduct, labor standards and human rights, the environment, government and military, political and charitable giving, and consumer lending and economic development.
Socially responsible shareholder resolutions are receiving a great deal more attention from institutional shareholders today than they have in the past. In addition to the moral and ethical considerations intrinsic to many of these proposals, there is a growing recognition of their potential impact on the economic performance of the company. Among the reasons for this change are:
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The number and variety of shareholder resolutions on social and environmental issues has increased;
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Many of the sponsors and supporters of these resolutions are large institutional shareholders with significant holdings, and therefore, greater direct influence on the outcomes;
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The proposals are more sophisticated – better written, more focused, and more sensitive to the feasibility of implementation; and
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Investors now understand that a company’s response to social and environmental issues can have serious economic consequences for the company and its shareholders.
Social Advisory Services generally supports requests for additional disclosures that would allow shareholders to better assess the board and management's oversight of risks in the company’s operations. Social Advisory Services will closely evaluate proposals that ask the company to cease certain actions that the proponent believes are harmful to society or some segment of society with special attention to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request. Social Advisory Services supports shareholder proposals that seek to improve a company’s public image or reduce its exposure to liabilities and risks.

Appendix B: Credit Ratings
Description of certain rating categories assigned by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch, Inc. (“Fitch”), Dominion Bond Rating Service Limited (“DBRS”) and A. M. Best Company, Inc. (“Best”).
Commercial Paper and Short-Term Ratings
The designation A-l by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.
The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody’s. Issuers of P-l paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.
Bond and Long-Term Ratings S&P
Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P’s highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
S&P’s BBB-rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.
Debt rated BB and B by S&P is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
Debt rated B by S&P has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or B rating.

MOODY’S
Bonds rated Aa by Moody’s are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody’s highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody’s possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.
Moody’s Baa-rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
Bonds rated Ba by Moody’s are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
Bonds rated B by Moody’s generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH
Bonds rated AAA by Fitch are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.
Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-rated bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
Fitch’s BB-rated bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
Fitch’s B-rated bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

DBRS
Bonds rated AAA by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.
Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.
Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the A category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.
Bonds rated BBB are considered to be of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.
Bonds rated BB are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.
Bonds rated “B” are regarded as highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.
A.M. Best
The issuer of long-term debt rated aaa has, in A.M. Best’s opinion, an exceptional ability to meet the terms of its obligation. The rating aa is assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of its obligation., and issues are rated a where the ability to meet the terms of the obligation is regarded as strong. The issuer of debt rated bbb is considered to have an adequate ability to meet the terms of its obligation but to be more susceptible to changes in economic or other conditions.
The issuer of bb-rated long-term debt has, in A.M. Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. The issuer of long-term debt rated b is considered to have extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

Investment Manager:
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Distributor:
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Sub-Adviser:
Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
Transfer Agent:
Alger Family of Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, Wisconsin 53201
Custodian Bank:
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286
Independent Registered Public
Accounting Firm:
[__]
Counsel:
Kirkland & Ellis LLP
601 Lexington Avenue
New York, New York 10022
The Alger Funds
STATEMENT OF
ADDITIONAL
INFORMATION
[xx], 2025

INTLSC SAI

PART C
OTHER INFORMATION
Item 28.
EXHIBITS
Exhibit No.	Description of Exhibit
(a)	Articles of Incorporation:
(a-1)
Amended and Restated Declaration of Trust of The Alger Funds (“Registrant”), dated September 13, 2012
( Incorporated by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement
on Form N-1A (the “Registration Statement”), filed with the SEC on February 22, 2013)

(a-2)
Amendment to Declaration of Trust, dated May 21, 2013 (Alger International Growth Fund) ( Incorporated
by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on
February 28, 2020)

(a-3)
Amendment to Declaration of Trust, dated August 7, 2015 (Alger Small Cap Focus Fund) ( Incorporated by
reference to Post-Effective Amendment No. 86 to the Registration Statement, filed with the SEC on August
7, 2015 )

(a-4)
Amendment to Declaration of Trust, dated August 7, 2017 (Alger SMid Cap Focus Fund) ( Incorporated by
reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on
February 28, 2020)

(a-5)
Amendment to Declaration of Trust, dated December 26, 2017 (Alger 25 Fund) ( Incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement, filed with the SEC on December 28,
2017 )

(a-6)
Amendment to Declaration of Trust, dated March 22, 2018 (Alger 35 Fund) ( Incorporated by reference to
Post-Effective Amendment No. 106 to the Registration Statement, filed with the SEC on March 28, 2018)

(a-7)
Amendment to Declaration of Trust, dated August 9, 2018 (Alger International Focus Fund) ( Incorporated
by reference to Post-Effective Amendment No. 131 to the Registration Statement, filed with the SEC on
December 18, 2020)

(a-8)
Amendment to Declaration of Trust, dated November 15, 2018 (Alger Mid Cap Focus Fund) ( Incorporated
by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on
February 28, 2020)

(a-9)
Amendment to Declaration of Trust, dated September 24, 2019 (Alger Weatherbie Specialized Growth
Fund) ( Incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(a-10)
Amendment to Declaration of Trust, dated December 18, 2020 (Alger Mid Cap Focus Fund) ( Incorporated
by reference to Post-Effective Amendment No. 132 to the Registration Statement, filed with the SEC on
February 26, 2021)

(a-11)
Amendment to Declaration of Trust, dated February 23, 2021 (Alger 25 Fund) ( Incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement, filed with the SEC on February 26,
2021 )

(a-12)
Amendment to Declaration of Trust, dated September 17, 2018 (Alger 35 Fund) ( Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “N-14
Registration Statement”), filed on May 7, 2021)

(a-13)	Amendment to Declaration of Trust, dated May 7, 2021 (Alger 35 Fund) ( Incorporated by reference to Post- Effective Amendment No. 1 to the N-14 Registration Statement, filed on May 7, 2021)
(a-14)
Certificate of Termination of the Amended and Restated Certificate of Designation for Alger 25 Fund,
dated May 10, 2021 ( Incorporated by reference to Post-Effective Amendment No. 1 to the N-14
Registration Statement, filed on May 7, 2021)

(a-15)
Amendment to Declaration of Trust, dated May 12, 2021 (Alger Mid Cap Focus Fund) ( Incorporated by
reference to Post-Effective Amendment No. 134 to the Registration Statement, filed with the SEC on July
28, 2021 )

(a-16)
Amendment to Declaration of Trust, dated September 22, 2021 (Alger Weatherbie Enduring Growth Fund)
( Incorporated by reference to Post-Effective Amendment No. 140 to the Registration Statement, filed with the SEC on December 16, 2021)

Exhibit No.	Description of Exhibit
(a-17)
Amendment to Declaration of Trust, dated September 22, 2021 (Alger Small Cap Growth Fund)
( Incorporated by reference to Post-Effective Amendment No. 140 to the Registration Statement, filed with the SEC on December 16, 2021)

(a-18)
Amendment to Declaration of Trust, dated September 22, 2021 (Alger 35 Fund) ( Incorporated by reference to Post-Effective Amendment No. 140 to the Registration Statement, filed with the SEC on December 16,
2021 )

(a-19)
Amendment to Declaration of Trust, dated April 21, 2023 (Alger Weatherbie Enduring Growth Fund)
( Incorporated by reference to Post-Effective Amendment No. 145 to the Registration Statement, filed with the SEC on December 26, 2023)

(a-20)
Amendment to Declaration of Trust, dated February 20, 2024 (Alger Concentrated Equity Fund)
( Incorporated by reference to Post-Effective Amendment No. 150 to the Registration Statement, filed with the SEC on March 28, 2024)

(a-21)
Amendment to Declaration of Trust, dated February 20, 2024 (Alger Artificial Intelligence Fund)
( Incorporated by reference to Post-Effective Amendment No. 150 to the Registration Statement, filed with the SEC on March 28, 2024)

(a-22)
Amendment to Declaration of Trust, dated March 27, 2024 (Alger AI Enablers & Adopters Fund)
( Incorporated by reference to Post-Effective Amendment No. 150 to the Registration Statement, filed with the SEC on March 28, 2024)

(a-23)
Amendment to Declaration of Trust, dated June 5, 2024 (Alger International Opportunities Fund)
( Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26, 2025)

(a-24)	Amendment to Declaration of Trust, dated [xx], 2025 (Alger International Small Cap Fund) (to be filed by amendment)
(b)
By-laws: Amended and Restated By-laws of Registrant dated December 7, 2004 ( Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement, filed with the SEC on February 18,
2005 )

(c)	Instruments Defining Rights of Security Holders: See Exhibits (a-1) and (b)
(d)	Investment Advisory Contracts:
(d-1)
Investment Advisory Agreement between Registrant and Fred Alger Management, LLC (“FAM”), dated
February 14, 2007 ( Incorporated by reference to Post-Effective Amendment No. 47 to the Registration
Statement, filed with the SEC on February 26, 2007)

(d-2)
Amendment to Investment Advisory Agreement (Alger 35 Fund), dated March 22, 2018 ( Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement, filed with the SEC on March
28, 2018 )

(d-3)
Amendment to Investment Advisory Agreement (Alger 35 Fund), dated September 17, 2018 ( Incorporated by reference to Post-Effective Amendment No. 116 to the Registration Statement, filed with the SEC on
October 15, 2018)

(d-4)
Amendment to Investment Advisory Agreement, dated September 17, 2019 ( Incorporated by reference to
Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28,
2020 )

(d-5)
Amendment to Investment Advisory Agreement, dated September 29, 2020 ( Incorporated by reference to
Post-Effective Amendment No. 131 to the Registration Statement, filed with the SEC on December 18,
2020)

(d-6)
Amendment to Investment Advisory Agreement including Revised Fee Schedule, dated January 4, 2021
( Incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement, filed with the SEC on February 26, 2021)

(d-7)
Amendment to Investment Advisory Agreement including Revised Fee Schedule, dated September 22, 2021
( Incorporated by reference to Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23, 2021)

(d-8)
Amendment to Investment Advisory Agreement including Revised Fee Schedule, dated February 20, 2024
( Incorporated by reference to Post-Effective Amendment No. 150 to the Registration Statement, filed with the SEC on March 28, 2024)

Exhibit No.	Description of Exhibit
(d-9)
Amendment to Investment Advisory Agreement including Revised Fee Schedule, dated September 17, 2024
( Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26, 2025)

(d-10)	Amendment to Investment Advisory Agreement including Revised Fee Schedule, dated [xx], 2025 (to be filed by amendment)
(d-11)	Contract to Support Fee Waiver/Expense Reimbursement (Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26, 2025)
(d-12)
Contract to Support Fee Waiver/Expense Reimbursement (Alger 35 Fund) ( Incorporated by reference to
Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23,
2021 )

(d-13)
Form of Sub-Advisory Agreement between FAM and Weatherbie Capital, LLC (“WC”) ( Incorporated by
reference to Post-Effective Amendment No. 95 to the Registration Statement, filed with the SEC on March
1, 2017 )

(d-14)
Amendment to WC Sub-Advisory Agreement, dated September 29, 2020 ( Incorporated by reference to
Post-Effective Amendment No. 131 to the Registration Statement, filed with the SEC on December 18,
2020 )

(d-15)
Amendment to WC Sub-Advisory Agreement, dated September 22, 2021 ( Incorporated by reference to
Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23,
2021 )

(d-16)	Amendment to WC Sub-Advisory Agreement, dated December 6, 2022 (Incorporated by reference to Post- Effective Amendment No. 143 to the Registration Statement, filed with the SEC on February 27, 2023)
(d-17)
Amendment to WC Sub-Advisory Agreement, dated September 17, 2024 ( Incorporated by reference to
Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26,
2025 )

(d-18)
Sub-Advisory Agreement between FAM and Redwood Investments, LLC (“RI”), dated February 1, 2024
( Incorporated by reference to Post-Effective Amendment No. 146 to the Registration Statement, filed with the SEC on February 27, 2024)

(d-19)	Amendment to RI Sub-Advisory Agreement, dated [xx], 2025 (to be filed by amendment)
(e)	Underwriting Contracts:
(e-1)
Amended and Restated Distribution Agreement between Registrant and Fred Alger & Company, LLC, dated May 19, 2015 ( Incorporated by reference to Post-Effective Amendment No. 129 to the Registration
Statement, filed with the SEC on February 28, 2020)

(e-2)	Amendment to Distribution Agreement, dated September 29, 2020 (Incorporated by reference to Post- Effective Amendment No. 131 to the Registration Statement, filed with the SEC on December 18, 2020)
(f)	Bonus or Profit Sharing Contracts: Not applicable.
(g)	Custodian Agreements:
(g-1)
Custody Agreement between Registrant and The Bank of New York Mellon (“BNY”), dated June 1, 2023
( Incorporated by reference to Post-Effective Amendment No. 146 to the Registration Statement, filed with the SEC on February 27, 2024)

(g-2)	Amendment to Custody Agreement, dated March 28, 2024 (Incorporated by reference to Post-Effective Amendment No. 150 to the Registration Statement, filed with the SEC on March 28, 2024)
(g-3)	Amendment to Custody Agreement, dated December 17, 2024 (Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26, 2025)
(g-4)
Foreign Custody Manager Agreement between Registrant and BNY, dated June 1, 2023 ( Incorporated by reference to Post-Effective Amendment No. 146 to the Registration Statement, filed with the SEC on
February 27, 2024 )

(g-5)
Amendment to Foreign Custody Manager Agreement, dated March 28, 2024 ( Incorporated by reference to
Post-Effective Amendment No. 150 to the Registration Statement, filed with the SEC on March 28, 2024)

(g-6)
Amendment to Foreign Custody Manager Agreement, dated December 17, 2024 ( Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26,
2025 )

Exhibit No.	Description of Exhibit
(h)	Other Material Contracts:
(h-1)
Shareholder Administrative Services Agreement among FAM, Registrant, et. al. effective February 28, 2005
( Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement, filed with the SEC on February 18, 2005)

(h-2)
Amendment No. 1 to Shareholder Administrative Services Agreement, effective June 30, 2007
( Incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(h-3)
Amendment No. 2 to Shareholder Administrative Services Agreement, effective June 30, 2010
( Incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(h-4)
Amendment No. 3 to Shareholder Administrative Services Agreement, effective Dec. 29, 2010
( Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement, filed with the SEC on February 22, 2012)

(h-5)
Amendment No. 4 to Shareholder Administrative Services Agreement, effective August 1, 2016
( Incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(h-6)
Amendment No. 5 to Shareholder Administrative Services Agreement, effective December 28, 2017
( Incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(h-7)
Amendment No. 6 to Shareholder Administrative Services Agreement, effective September 29, 2020
( Incorporated by reference to Post-Effective Amendment No. 131 to the Registration Statement, filed with the SEC on December 18, 2020)

(h-8)
Amendment No. 7 to Shareholder Administrative Services Agreement, effective September 22, 2021
( Incorporated by reference to Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23, 2021)

(h-9)
Amendment No. 8 to Shareholder Administrative Services Agreement, effective September 17, 2024
( Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26, 2025)

(h-10)
Transfer Agency Agreement Between Certain Investment Companies Managed by FAM (including
Registrant) and UMB Fund Services, Inc., dated October 5, 2019 ( Incorporated by reference to Post-
Effective Amendment No. 129 to the Registration Statement, filed with the SEC on February 28, 2020)

(h-11)	Amendment to Transfer Agency Agreement, dated October 1, 2021 (Incorporated by reference to Post- Effective Amendment No. 140 to the Registration Statement, filed with the SEC on December 16, 2021)
(h-12)	Amendment to Transfer Agency Agreement, dated October 5, 2022 (Incorporated by reference to Post- Effective Amendment No. 143 to the Registration Statement, filed with the SEC on February 27, 2023)
(h-13)	Amendment to Transfer Agency Agreement, dated March 28, 2024 (Incorporated by reference to Post- Effective Amendment No. 150 to the Registration Statement, filed with the SEC on March 28, 2024)
(h-14)
Fund Administration Agreement between Registrant and FAM, dated September 17, 2024 ( Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on
February 26, 2025)

(h-15)
Fund Administration and Accounting Agreement between Registrant and BNY, dated June 1, 2023
( Incorporated by reference to Post-Effective Amendment No. 146 to the Registration Statement, filed with the SEC on February 27, 2024)

(h-16)
Amendment to Fund Administration and Accounting Agreement, dated December 15, 2023 ( Incorporated by reference to Post-Effective Amendment No. 150 to the Registration Statement, filed with the SEC on
March 28, 2024 )

(h-17)
Amendment to Fund Administration and Accounting Agreement, dated January 29, 2024 ( Incorporated by reference to Post-Effective Amendment No. 150 to the Registration Statement, filed with the SEC on March
28, 2024 )

(h-18)
Amendment to Fund Administration and Accounting Agreement, dated March 28, 2024 ( Incorporated by reference to Post-Effective Amendment No. 150 to the Registration Statement, filed with the SEC on March
28, 2024 )

Exhibit No.	Description of Exhibit
(h-19)
Amendment to Fund Administration and Accounting Agreement, dated January 6, 2025 ( Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on
February 26, 2025)

(h-20)
Securities Lending Authorization Agreement between Registrant and BNY, dated December 12, 2023
( Incorporated by reference to Post-Effective Amendment No. 146 to the Registration Statement, filed with the SEC on February 27, 2024)

(h-21)
Amendment to Securities Lending Agreement between Registrant and BNY, dated December 19, 2024
( Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26, 2025)

(h-22)
Participating Fund Agreement between Registrant and ReFlow Fund, LLC, dated January 14, 2025
( Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26, 2025)

(i)	Legal Opinions:
(i-1)	Opinion of Sullivan & Worcester (Alger 25 Fund) (Incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement, filed with the SEC on December 28, 2017)
(i-2)	Opinion of Sullivan & Worcester (Alger 35 Fund) (Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement, filed with the SEC on March 28, 2018)
(i-3)	Opinion of Sullivan & Worcester (Alger Mid Cap Focus Fund) ( Incorporated by reference to Post-Effective Amendment No. 127 to the Registration Statement, filed with the SEC on April 23, 2019)
(i-4)
Opinion of Sullivan & Worcester (Alger Mid Cap Focus Fund, Class Y) ( Incorporated by reference to Post-
Effective Amendment No. 132 to the Registration Statement, filed with the SEC on February 26, 2021)

(i-5)
Opinion of Sullivan & Worcester (Alger Mid Cap Focus Fund, Class A and Class C) ( Incorporated by
reference to Post-Effective Amendment No. 134 to the Registration Statement, filed with the SEC on July
28, 2021 )

(i-6)
Opinion of Sullivan & Worcester (Alger Small Cap Growth Fund, Class Y) ( Incorporated by reference to
Post-Effective Amendment No. 141 to the Registration Statement, filed with the SEC on December 30,
2021 )

(i-7)	Opinion of Sullivan & Worcester (Alger Concentrated Equity Fund) ( Incorporated by reference to Post- Effective Amendment No. 150 to the Registration Statement, filed with the SEC on March 28, 2024)
(i-8)
Opinion of Sullivan & Worcester (Alger AI Enablers & Adopters Fund) ( Incorporated by reference to Post-
Effective Amendment No. 150 to the Registration Statement, filed with the SEC on March 28, 2024)

(i-9)	Opinion of Sullivan & Worcester (Alger International Small Cap Fund) (to be filed by amendment)
(j)	Other Opinions: Consent of Independent Registered Public Accounting Firm (to be filed by amendment)
(k)	Omitted Financial Statements: Not applicable.
(l)	Initial Capital Agreements:
(l-1)	Purchase Agreement for Alger Balanced Portfolio EDGAR 6/2/97 (Incorporated by reference to Post- Effective Amendment No. 8 to the Statement, filed with the SEC on April 3, 1992)
(l-2)	Purchase Agreement for Alger MidCap Growth Portfolio EDGAR 6/2/97 (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement, filed with the SEC on March 24, 1993)
(l-3)
Purchase Agreement for Alger Leveraged AllCap Portfolio EDGAR 6/2/97 (Incorporated by reference to
Post-Effective Amendment No. 12 to the Registration Statement, filed with the SEC on October 29, 1993)

(l-4)
Purchase Agreement for Alger Small Capitalization Portfolio (Form of) EDGAR 6/2/97 (Incorporated by
reference to Post-Effective Amendment No. 26 to the Registration Statement, filed with the SEC on
February 25, 1998)

(l-5)
Purchase Agreement for Alger Growth Portfolio (Form of) EDGAR 6/2/97 (Incorporated by reference to
Post-Effective Amendment No. 26 to the Registration Statement, filed with the SEC on February 25, 1998)

(l-6)	Purchase Agreement for Alger 35 Fund, dated March 28, 2018 (Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement, filed with the SEC on March 28, 2018)
(l-7)
Purchase Agreement for Alger Mid Cap Focus Fund, dated December 28, 2018 ( Incorporated by reference to Post-Effective Amendment No. 127 to the Registration Statement, filed with the SEC on April 23, 2019)

Exhibit No.	Description of Exhibit
(m)	Rule 12b-1 Plan:
(m-1)	Class A Distribution Plan, dated September 17, 2024 (Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26, 2025)
(m-2)	Class B Distribution Plan, dated September 17, 2024 (Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26, 2025)
(m-3)	Class C Distribution Plan, dated September 17, 2024 (Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26, 2025)
(m-4)	Class I Distribution Plan, dated September 17, 2024 (Incorporated by reference to Post-Effective Amendment No. 151 to the Registration Statement, filed with the SEC on February 26, 2025)
(n)
Rule 18f-3 Plan: Rule 18f-3 Multiple Class Plan, dated September 22, 2021 ( Incorporated by reference to
Post-Effective Amendment No. 135 to the Registration Statement, filed with the SEC on September 23,
2021 )

(o)	Reserved.
(p)	Codes of Ethics: Amended and Restated Code of Ethics (Incorporated by reference to Post-Effective Amendment No. 146 to the Registration Statement, filed with the SEC on February 27, 2024)
(q)
Powers of Attorney: Powers of Attorney executed by Hal Liebes, Michael D. Martins, Hilary M. Alger,
Charles F. Baird, Jr., Jean Brownhill, Susan L. Moffet, Jay C. Nadel, David Rosenberg, and Nathan E.
Saint-Amand, M.D. ( Incorporated by reference to Post-Effective Amendment No. 151 to the Registration
Statement, filed with the SEC on February 26, 2025)

101.INS	XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
101.SCH	XBRL Taxonomy Extension Schema
101.CAL	XBRL Taxomony Extension Calculation Linkbase
101.DEF	XBRL Taxomony Extension Definition Linkbase
101.LAB	XBRL Taxomony Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase
Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
None.
Item 30.
INDEMNIFICATION
Under Section 8.4 of Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended to date (“Declaration of Trust”), any past or present Trustee or officer of Registrant (including persons who serve at Registrant’s request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) is indemnified to the fullest extent permitted by law against all liabilities, penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by them in connection with any action, suit or other proceeding in which they may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person (i) had not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of Registrant or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of their duties involved in the conduct of such Covered Person’s office. Certain expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and (i) the Covered Person provided security for such undertaking, (ii) Registrant is insured against losses from any lawful advances, or (iii) a majority or quorum of the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31.
BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Fred Alger Management, LLC (“FAM”), which serves as investment manager to the Fund, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. FAM presently serves as investment adviser to five open-end investment companies and one ETF, including the Registrant.
Set forth below is the name and principal business address of each company, excluding FAM-advised funds, for which a director or officer of FAM serves as a director, officer or employee:
Alger Alternative Holdings, LLC
Alger Alternative Holdings II, LLC
Alger Apple Real Estate, LLC
Alger Associates, Inc.
Alger Boulder I LLC
Alger Capital, LLC
Alger Group Holdings, LLC
Alger International Holdings
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Alger Management, Ltd.
85 Gresham Street, Suite 308
London EC2V 7NQ
United Kingdom
Redwood Investments, LLC
Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, Massachusetts 02110

Listed below are the officers of FAM.
NAME AND POSITION WITH FAM	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION
Daniel C. Chung Chairman, President, Chief Executive Officer (“CEO”)
President and CEO, Alger Associates, Inc., Weatherbie
Capital, LLC, Alger Apple Real Estate, LLC and Alger
Boulder I LLC; Director, Alger Management, Ltd. and
Alger SICAV; President, CEO and Manager, Alger Group
Holdings, LLC and Alger Capital, LLC; Manager,
Redwood Investments, LLC

Robert Kincel Chief Financial Officer (“CFO”), Senior Vice President, Treasurer
CFO and Treasurer, Alger Associates, Inc.; CFO, Treasurer,
Vice President and Manager, Alger Group Holdings, LLC
and Alger Capital, LLC; CFO, Treasurer and Senior Vice
President, Fred Alger & Company, LLC; Treasurer and
CFO, Weatherbie Capital, LLC; Treasurer, Alger Apple
Real Estate, LLC and Alger Boulder I LLC; Authorized
Signer, Alger Management, Ltd.

Hal Liebes Chief Operating Officer (“COO”), Secretary, Executive Vice President
COO and Secretary, Alger Associates, Inc. and Weatherbie
Capital, LLC; COO, Vice President, Secretary and
Manager, Alger Group Holdings, LLC and Alger Capital,
LLC; Director, Alger SICAV; Executive Director and
Chairman, Alger Management, Ltd.; Manager and
Secretary, Alger Apple Real Estate LLC; Manager, Alger
Partners Investors I, LLC, Alger Partners Investors II, LLC,
Alger Partners Investors KEIGF, Alger Partners Investors-
Crossbay LLC and Redwood Investments, LLC; Secretary,
Alger Boulder I LLC

Tina Payne Chief Compliance Officer (“CCO”), General Counsel, Assistant Secretary, Senior Vice President
Senior Vice President, General Counsel and Secretary, Fred
Alger & Company, LLC; CCO and Authorized Signer,
Alger Management, Ltd.; Assistant Secretary, Weatherbie
Capital, LLC; Vice President and Assistant Secretary, Alger
Group Holdings, LLC; CCO, Redwood Investments, LLC

Christoph Hofmann Chief Distribution Officer, Executive Vice President	President, CEO and Chief Distribution Officer, Fred Alger & Company, LLC
For more information as to the business, profession, vocation or employment of a substantial nature of additional officers of FAM, reference is made to FAM’s current Form ADV (SEC File No. 801-06709) filed under the Investment Advisers Act of 1940, incorporated herein by reference.
Item 32.
PRINCIPAL UNDERWRITER
(a)
Fred Alger & Company, LLC (“Alger LLC”) acts as principal underwriter for Registrant, The Alger
Institutional Funds, The Alger Portfolios, The Alger Funds II, Alger Global Equity Fund, and The Alger ETF
Trust.

(b)	Alger LLC is a Delaware limited liability company located at 100 Pearl Street, 27th Floor, New York, New York 10004. The following is a list of the directors and officers of Alger LLC:

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Darryl Ah Now	Senior Vice President	None
Scott Anderson	Senior Vice President	None
Alex Bernstein	Senior Vice President	None
Matthew Binkley	Vice President	None
Natalie Cardona	Assistant Vice President	None
Josephine Carey	Vice President	None
Peter Chang	Senior Vice President	None
Joo Chia	Assistant Vice President	None

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Kevin Collins	Senior Vice President	None
Chris Conte	Vice President	None
Brian Costello	Senior Vice President	None
Ryan Craig	Vice President	None
Jessica Davis	Vice President	None
Tommy Ding	Assistant Vice President	None
Christopher Downey	Vice President	None
Edward Doyle	Senior Vice President	None
Colin Dwyer	Vice President	None
Joanne Dwyer	Assistant Vice President	None
Neil Elevado	Assistant Vice President	None
Elizabeth Flanders	Vice President	None
Jonathan Foster	Senior Vice President	None
Christopher Franz	Vice President	None
Victor Frazier	Vice President	None
Matthew Galletta	Senior Vice President	None
Nicholas Generale	Vice President	None
Daniel Giblin	Vice President	None
Matthew Goldberg	Senior Vice President	None
Andrew Harrington	Vice President	None
Peter Harris	Vice President	None
Ivana Hayblum	Vice President	None
Christopher Hine	Vice President	Assistant Treasurer
Christoph Hofmann	President, Chief Distribution Officer	None
Frank Iacovano	Vice President	None
Stacia Ikpe	Senior Vice President	None
Sean Jacobus	Vice President	None
Robert Kerr	Vice President	None
Daniel Kilpatrick	Vice President	None
Robert Kincel	Senior Vice President	None
Alan Kirby	Senior Vice President	None
Aaron Lee	Vice President	None
David Lewis	Vice President	None
Hal Liebes	Executive Vice President	President, Principal Executive Officer
Jacob Lilie	Senior Vice President	None
Chris Lin	Vice President	None
Chad Mackelprang	Vice President	None
Barbara Mackey	Vice President	None
Roman Magiera	Vice President	None
Sharudh Majid	Vice President	None
Robert Marks	Vice President	None
Michael Martins	Senior Vice President	Treasurer, Principal Financial Officer

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
James McCormick	Senior Vice President	None
Nicholas Morrello	Vice President	None
Michael Nelson	Vice President	None
Brad Neuman	Senior Vice President	None
Arthur Nowak	Vice President	None
Shannon O'Connor	Senior Vice President	None
Anna Osilovsky	Assistant Vice President	None
Sergio Pavone	Vice President	Assistant Treasurer
Tina Payne	Senior Vice President	Secretary, Chief Compliance Officer, Chief Legal Officer
Mia Pillinger	Vice President	Assistant Secretary
May Poon	Senior Vice President	None
Kosal Prum	Vice President	None
Jessie Quick	Vice President	None
Margaret Revell	Assistant Vice President	None
Jacquelyn Rizzo	Vice President	None
Ryan Rodgers	Vice President	None
Tyler Rosenthal	Vice President	None
Sushmita Sahu	Vice President	AML Compliance Officer
Katherine Schupp	Senior Vice President	None
Balram Singh	Vice President	None
Takoda Sitar	Vice President	None
Jason Smilowitz	Vice President	None
David Soltys	Assistant Vice President	None
Pramod Somani	Vice President	None
Joseph Spano	Vice President	None
Joseph Stein	Vice President	None
John Stergiou	Senior Vice President	None
John Strouse	Vice President	None
Vanesha Tuyu	Assistant Vice President	None
Shannon Weiss	Vice President	None
Nathaniel Young	Assistant Vice President	None
David Zappone	Vice President	None
Jordan Zdatny	Vice President	None

(c)	Not applicable.
Item 33.
LOCATION OF ACCOUNTS AND RECORDS
Omitted pursuant to Instruction 3 of Item 33 of Form N-1A.
Item 34.
MANAGEMENT SERVICES
Not applicable.
Item 35.
UNDERTAKINGS
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 15th day of April, 2025.
THE ALGER FUNDS
By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Tina Payne
Tina Payne, Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Hal Liebes	President (Principal Executive Officer)	April 15, 2025
Hal Liebes
/s/ Michael D. Martins	Treasurer (Principal Financial Officer)	April 15, 2025
Michael D. Martins
*	Trustee	April 15, 2025
Charles F. Baird
*	Trustee	April 15, 2025
Hilary M. Alger
*	Trustee	April 15, 2025
Jean Brownhill
*	Trustee	April 15, 2025
Susan L. Moffet
*	Trustee	April 15, 2025
Jay C. Nadel
*	Trustee	April 15, 2025
David Rosenberg
*	Trustee	April 15, 2025
Nathan E. Saint-Amand

*By:	/s/ Hal Liebes
Hal Liebes Attorney-In-Fact